Schedule of Investments (unaudited)
May 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
3.38%, 03/01/41	$227	$165,060
5.40%, 10/01/48(a)	334	299,402
		464,462
Aerospace & Defense — 2.5%
Airbus SE, 3.95%, 04/10/47(a)(b)	705	557,606
BAE Systems Holdings Inc., 4.75%, 10/07/44(b)	489	431,691
BAE Systems PLC
3.00%, 09/15/50(b)	912	578,341
5.50%, 03/26/54(b)	580	557,226
5.80%, 10/11/41(b)	347	346,839
Boeing Co. (The)
3.38%, 06/15/46	405	266,458
3.50%, 03/01/39	414	312,203
3.50%, 03/01/45	205	136,769
3.55%, 03/01/38	378	292,181
3.63%, 03/01/48	355	236,165
3.65%, 03/01/47	314	213,352
3.75%, 02/01/50	1,240	849,521
3.83%, 03/01/59	365	238,075
3.85%, 11/01/48	350	241,008
3.90%, 05/01/49	778	545,278
3.95%, 08/01/59	994	658,948
5.71%, 05/01/40	2,743	2,646,984
5.81%, 05/01/50(a)	5,061	4,739,274
5.88%, 02/15/40	267	259,816
5.93%, 05/01/60	3,257	3,015,344
6.63%, 02/15/38	361	381,747
6.86%, 05/01/54	2,315	2,468,968
6.88%, 03/15/39	534	571,774
7.01%, 05/01/64	1,380	1,474,151
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	959	910,454
General Dynamics Corp.
2.85%, 06/01/41	492	351,315
3.60%, 11/15/42	416	324,032
4.25%, 04/01/40	646	564,416
4.25%, 04/01/50(a)	793	649,144
General Electric Co.
4.35%, 05/01/50(a)	506	416,817
4.50%, 03/11/44	469	405,833
5.88%, 01/14/38	660	691,155
6.15%, 08/07/37	286	306,288
6.88%, 01/10/39(a)	730	837,657
Howmet Aerospace Inc., 5.95%, 02/01/37(a)	490	513,136
L3Harris Technologies Inc.
5.05%, 04/27/45	457	415,803
5.50%, 08/15/54(a)	390	366,678
5.60%, 07/31/53	509	484,504
6.15%, 12/15/40	265	273,968
Lockheed Martin Corp.
2.80%, 06/15/50	706	429,371
3.80%, 03/01/45	891	689,985
4.07%, 12/15/42	1,180	973,895
4.09%, 09/15/52	1,460	1,124,535
4.15%, 06/15/53	763	589,575
4.30%, 06/15/62	624	477,329
4.50%, 05/15/36	569	539,355
4.70%, 05/15/46(a)	1,332	1,163,369
Security	Par (000)	Value
Aerospace & Defense (continued)
5.20%, 02/15/55	$990	$909,761
5.20%, 02/15/64	605	543,931
5.70%, 11/15/54	847	833,124
5.72%, 06/01/40	370	378,704
5.90%, 11/15/63	670	678,381
Series B, 6.15%, 09/01/36(a)	325	352,233
Northrop Grumman Corp.
3.85%, 04/15/45	649	501,345
4.03%, 10/15/47	2,164	1,681,539
4.75%, 06/01/43	711	630,217
4.95%, 03/15/53(a)	913	800,973
5.05%, 11/15/40	345	324,141
5.15%, 05/01/40(a)	412	394,215
5.20%, 06/01/54	977	888,760
5.25%, 05/01/50(a)	898	826,757
RTX Corp.
2.82%, 09/01/51	996	594,254
3.03%, 03/15/52(a)	984	611,587
3.13%, 07/01/50	970	622,452
3.75%, 11/01/46	1,100	820,214
4.05%, 05/04/47	634	490,719
4.15%, 05/15/45	653	522,266
4.20%, 12/15/44(a)	285	223,956
4.35%, 04/15/47	845	687,752
4.45%, 11/16/38	773	697,475
4.50%, 06/01/42	3,202	2,769,935
4.63%, 11/16/48	1,674	1,403,405
4.70%, 12/15/41	315	278,678
4.80%, 12/15/43	389	342,718
4.88%, 10/15/40	557	512,418
5.38%, 02/27/53(a)	1,065	990,235
5.70%, 04/15/40	470	478,136
6.05%, 06/01/36(a)	405	428,493
6.13%, 07/15/38	450	474,931
6.40%, 03/15/54	1,653	1,763,354
		59,975,392
Agriculture — 1.3%
Altria Group Inc.
3.40%, 02/04/41	1,221	883,250
3.70%, 02/04/51	1,184	799,051
3.88%, 09/16/46	1,401	1,003,384
4.00%, 02/04/61	928	637,247
4.25%, 08/09/42	907	718,650
4.45%, 05/06/50	453	344,615
4.50%, 05/02/43	681	553,705
5.38%, 01/31/44(a)	1,709	1,572,516
5.80%, 02/14/39	1,641	1,624,526
5.95%, 02/14/49(a)	2,314	2,251,096
6.20%, 02/14/59	273	266,038
Archer-Daniels-Midland Co.
2.70%, 09/15/51(a)	730	432,014
3.75%, 09/15/47	369	273,328
4.02%, 04/16/43	353	285,167
4.50%, 03/15/49	559	462,641
4.54%, 03/26/42	381	334,321
5.38%, 09/15/35	335	341,276
5.77%, 03/01/41(c)	61	62,416
BAT Capital Corp.
3.73%, 09/25/40(a)	377	289,118
3.98%, 09/25/50	300	209,484
4.39%, 08/15/37	2,442	2,148,243

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
4.54%, 08/15/47	$2,061	$1,626,963
4.76%, 09/06/49	967	776,334
5.28%, 04/02/50	455	391,825
5.63%, 08/15/35	500	500,973
5.65%, 03/16/52	588	531,830
6.25%, 08/15/55	500	492,800
7.08%, 08/02/43	707	764,521
7.08%, 08/02/53	868	941,934
Cargill Inc.
3.13%, 05/25/51(a)(b)	670	429,972
3.88%, 05/23/49(a)(b)	313	234,748
4.38%, 04/22/52(b)	503	400,984
4.76%, 11/23/45(b)	569	496,902
Philip Morris International Inc.
3.88%, 08/21/42(a)	759	602,509
4.13%, 03/04/43	858	700,580
4.25%, 11/10/44	1,079	891,288
4.38%, 11/15/41	761	648,866
4.50%, 03/20/42	722	621,704
4.88%, 11/15/43	511	456,660
6.38%, 05/16/38	1,323	1,437,401
Reynolds American Inc.
5.70%, 08/15/35(a)	613	614,966
5.85%, 08/15/45	2,128	2,005,821
6.15%, 09/15/43(a)	536	530,142
7.25%, 06/15/37	441	485,557
		32,077,366
Apparel — 0.1%
NIKE Inc.
3.25%, 03/27/40	526	406,243
3.38%, 11/01/46	534	375,115
3.38%, 03/27/50(a)	1,409	967,333
3.63%, 05/01/43(a)	430	331,437
3.88%, 11/01/45	992	766,221
		2,846,349
Auto Manufacturers — 0.4%
Cummins Inc.
2.60%, 09/01/50	714	412,337
4.88%, 10/01/43	422	385,132
5.45%, 02/20/54(a)	907	853,897
Ford Motor Co.
4.75%, 01/15/43(a)	1,712	1,286,572
5.29%, 12/08/46(a)	1,224	965,093
7.40%, 11/01/46(a)	480	487,995
General Motors Co.
5.15%, 04/01/38	813	734,089
5.20%, 04/01/45	1,131	940,430
5.40%, 04/01/48(a)	786	661,431
5.95%, 04/01/49(a)	832	750,807
6.25%, 10/02/43	1,349	1,283,400
6.60%, 04/01/36	960	991,309
6.75%, 04/01/46(a)	712	710,134
		10,462,626
Auto Parts & Equipment — 0.2%
Aptiv PLC
3.10%, 12/01/51(a)	1,339	766,583
4.40%, 10/01/46	255	186,754
5.40%, 03/15/49	410	339,040
Aptiv PLC/Aptiv Corp., 4.15%, 05/01/52	962	660,501
Security	Par (000)	Value
Auto Parts & Equipment (continued)
Aptiv PLC/Aptiv Global Financing DAC, 5.75%, 09/13/54	$570	$491,638
BorgWarner Inc., 4.38%, 03/15/45(a)	435	346,502
Lear Corp.
3.55%, 01/15/52	350	215,751
5.25%, 05/15/49(a)	682	564,270
		3,571,039
Banks — 7.9%
Bank of America Corp.
2.68%, 06/19/41, (1-day SOFR + 1.930%)(d)	5,213	3,634,897
2.83%, 10/24/51, (1-day SOFR + 1.880%)(d)	922	556,835
2.97%, 07/21/52, (1-day SOFR + 1.560%)(a)(d)	1,747	1,089,438
3.31%, 04/22/42, (1-day SOFR + 1.580%)(d)	3,509	2,615,300
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.452%)(d)	1,387	1,058,174
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.582%)(d)	1,512	1,283,460
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.412%)(a)(d)	5,304	4,096,599
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.076%)(d)	1,908	1,692,177
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.782%)(d)	2,543	2,054,136
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.252%)(d)	2,164	1,796,647
4.88%, 04/01/44	875	790,661
5.00%, 01/21/44	2,165	1,995,831
5.88%, 02/07/42(a)	1,834	1,880,605
6.00%, 10/15/36	1,251	1,296,862
6.11%, 01/29/37	1,832	1,897,306
7.75%, 05/14/38	1,577	1,846,360
Series L, 4.75%, 04/21/45(a)	825	712,981
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.650%)(d)	861	594,040
Barclays PLC
3.33%, 11/24/42, (1-year CMT + 1.300%)(d)	687	493,216
3.81%, 03/10/42, (1-year CMT + 1.700%)(d)	700	532,632
4.95%, 01/10/47	1,276	1,128,622
5.25%, 08/17/45(a)	1,278	1,196,924
6.04%, 03/12/55, (1-day SOFR + 2.420%)(d)	348	346,158
BNP Paribas SA, 2.82%, 01/26/41(a)(b)	664	457,989
BPCE SA
3.58%, 10/19/42, (1-day SOFR + 1.952%)(b)(d)	449	315,908
6.92%, 01/14/46, (1-day SOFR + 2.610%)(b)(d)	455	465,129
Citigroup Inc.
2.90%, 11/03/42, (1-day SOFR + 1.379%)(d)	1,328	913,146
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.430%)(d)	895	751,665
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.101%)(d)	1,059	847,336
4.65%, 07/30/45	1,046	895,417
4.65%, 07/23/48	2,374	1,983,889
4.75%, 05/18/46	1,953	1,619,846
5.30%, 05/06/44	880	805,517
5.32%, 03/26/41, (1-day SOFR + 4.548%)(d)	1,139	1,086,149
5.61%, 03/04/56, (1-day SOFR + 1.746%)(d)	1,800	1,714,912
5.88%, 01/30/42	974	978,379
6.13%, 08/25/36	563	570,023

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.68%, 09/13/43	$865	$917,609
6.88%, 03/05/38	299	326,308
6.88%, 02/15/98	239	256,362
8.13%, 07/15/39	1,475	1,816,005
Commonwealth Bank of Australia
3.31%, 03/11/41(b)	657	475,913
3.74%, 09/12/39(b)	1,615	1,285,878
3.90%, 07/12/47(b)	1,249	959,470
4.32%, 01/10/48(a)(b)	1,007	781,772
5.93%, 03/14/46, (1-year CMT + 1.320%)(b)(d)	755	724,602
Cooperatieve Rabobank UA
5.25%, 05/24/41(a)	1,263	1,216,577
5.25%, 08/04/45	847	781,502
5.75%, 12/01/43	997	980,557
5.80%, 09/30/2110(a)(b)	195	176,411
Credit Agricole SA, 2.81%, 01/11/41(b)	704	471,556
Fifth Third Bancorp, 8.25%, 03/01/38	423	493,990
Goldman Sachs Group Inc. (The)
2.91%, 07/21/42, (1-day SOFR + 1.472%)(d)	1,266	880,292
3.21%, 04/22/42, (1-day SOFR + 1.513%)(d)	2,268	1,649,407
3.44%, 02/24/43, (1-day SOFR + 1.632%)(d)	1,946	1,438,530
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.635%)(d)	2,667	2,271,210
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.692%)(d)	1,666	1,462,933
4.75%, 10/21/45	1,600	1,385,927
4.80%, 07/08/44	1,703	1,488,893
5.15%, 05/22/45	1,863	1,641,134
5.56%, 11/19/45, (1-day SOFR + 1.580%)(d)	2,915	2,791,084
5.73%, 01/28/56, (1-day SOFR + 1.696%)(d)	2,690	2,614,405
6.25%, 02/01/41	2,486	2,592,879
6.45%, 05/01/36	906	954,018
6.75%, 10/01/37	5,271	5,669,503
HSBC Bank USA NA, 7.00%, 01/15/39	630	708,220
HSBC Bank USA NA/New York, 5.63%, 08/15/35	296	295,895
HSBC Holdings PLC
5.25%, 03/14/44(a)	1,326	1,230,019
6.10%, 01/14/42(a)	533	554,689
6.33%, 03/09/44, (1-day SOFR + 2.650%)(d)	2,467	2,588,942
6.50%, 05/02/36	1,812	1,919,588
6.50%, 09/15/37	2,147	2,246,028
6.80%, 06/01/38	1,367	1,472,617
HSBC USA Inc., 7.20%, 07/15/97	497	574,084
Intesa Sanpaolo SpA
4.95%, 06/01/42, (1-year CMT + 2.750%)(b)(d)	35	27,583
7.78%, 06/20/54, (1-year CMT + 3.900%)(b)(d)	1,348	1,471,013
7.80%, 11/28/53(b)	1,319	1,496,680
Series NR, 4.70%, 09/23/49(b)	25	19,100
JPMorgan Chase & Co.
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.510%)(d)	1,793	1,223,821
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.460%)(d)	1,695	1,266,452
3.11%, 04/22/51, (1-day SOFR + 2.440%)(d)	2,181	1,420,095
3.16%, 04/22/42, (1-day SOFR + 1.460%)(d)	2,050	1,509,930
3.33%, 04/22/52, (1-day SOFR + 1.580%)(d)	3,345	2,271,205
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.622%)(d)	2,511	2,162,605
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.482%)(d)	1,542	1,182,166
Security	Par (000)	Value
Banks (continued)
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.642%)(d)	$3,364	$2,612,041
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.722%)(d)	1,594	1,253,385
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.842%)(d)	2,042	1,671,874
4.85%, 02/01/44	1,123	1,018,693
4.95%, 06/01/45	1,799	1,625,656
5.40%, 01/06/42	1,342	1,319,266
5.50%, 10/15/40	1,374	1,367,383
5.53%, 11/29/45, (1-day SOFR + 1.550%)(d)	2,400	2,350,521
5.60%, 07/15/41	1,771	1,775,844
5.63%, 08/16/43	1,338	1,317,768
6.40%, 05/15/38	2,517	2,739,388
Lloyds Banking Group PLC
3.37%, 12/14/46, (5-year CMT + 1.500%)(d)	654	456,364
4.34%, 01/09/48	1,169	896,821
5.30%, 12/01/45(a)	624	561,719
Mitsubishi UFJ Financial Group Inc.
3.75%, 07/18/39(a)	1,115	939,121
4.15%, 03/07/39(a)	234	209,265
4.29%, 07/26/38(a)	304	275,288
Morgan Stanley
2.80%, 01/25/52, (1-day SOFR + 1.430%)(a)(d)	1,854	1,114,987
3.22%, 04/22/42, (1-day SOFR + 1.485%)(d)	1,773	1,303,608
3.97%, 07/22/38(d)	1,598	1,365,715
4.30%, 01/27/45	2,270	1,884,078
4.38%, 01/22/47	2,023	1,669,798
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.693%)(d)	751	680,819
5.52%, 11/19/55, (1-day SOFR + 1.710%)(d)	2,765	2,634,522
5.60%, 03/24/51, (1-day SOFR + 4.840%)(d)	1,809	1,748,839
6.38%, 07/24/42	1,807	1,933,239
MUFG Bank Ltd., 4.70%, 03/10/44(b)	240	209,012
National Australia Bank Ltd., 2.65%, 01/14/41(b)	494	327,675
Regions Bank/Birmingham AL, 6.45%, 06/26/37	250	254,081
Regions Financial Corp., 7.38%, 12/10/37	180	197,989
Santander U.K. Group Holdings PLC, 5.63%, 09/15/45(b)	200	174,122
Societe Generale SA
3.63%, 03/01/41(a)(b)	653	451,829
4.03%, 01/21/43, (1-year CMT + 1.900%)(b)(d)	470	338,202
5.63%, 11/24/45(b)	200	174,477
7.13%, 01/19/55, (1-year CMT + 2.950%)(b)(d)	890	881,798
7.37%, 01/10/53(b)	672	687,809
Standard Chartered PLC
5.30%, 01/09/43(b)	587	521,477
5.70%, 03/26/44(a)(b)	1,676	1,583,296
Sumitomo Mitsui Financial Group Inc.
2.30%, 01/12/41	411	270,600
2.93%, 09/17/41	648	459,734
3.05%, 01/14/42	410	297,559
5.84%, 07/09/44	855	852,184
6.18%, 07/13/43(a)	778	814,805
UBS AG/London, 4.50%, 06/26/48	724	605,707
UBS Group AG
3.18%, 02/11/43, (1-year CMT + 1.100%)(a)(b)(d)	987	699,352
4.88%, 05/15/45	1,678	1,466,088

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.38%, 09/06/45, (1-year USD ICE Swap + 1.860%)(a)(b)(d)	$1,245	$1,170,847
Wachovia Corp., 5.50%, 08/01/35	689	686,490
Wells Fargo & Co.
3.07%, 04/30/41, (1-day SOFR + 2.530%)(d)	3,241	2,375,002
3.90%, 05/01/45	2,148	1,650,392
4.40%, 06/14/46	2,342	1,854,197
4.61%, 04/25/53, (1-day SOFR + 2.130%)(d)	2,948	2,427,723
4.65%, 11/04/44	1,861	1,547,577
4.75%, 12/07/46	2,224	1,840,065
4.90%, 11/17/45	2,169	1,850,974
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.502%)(d)	5,613	4,925,053
5.38%, 11/02/43	1,794	1,653,751
5.61%, 01/15/44	2,248	2,114,377
5.95%, 12/01/86	456	452,831
Wells Fargo Bank NA
5.85%, 02/01/37	955	969,052
5.95%, 08/26/36	550	562,494
6.60%, 01/15/38(a)	1,305	1,413,949
Westpac Banking Corp.
2.96%, 11/16/40	801	578,736
3.13%, 11/18/41	414	291,363
4.42%, 07/24/39	447	395,972
		188,895,268
Beverages — 2.6%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36	5,341	5,133,814
4.90%, 02/01/46(a)	9,189	8,284,090
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	105	85,063
4.63%, 02/01/44(a)	374	330,780
4.70%, 02/01/36(a)	895	860,282
4.90%, 02/01/46	1,812	1,633,304
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	129	101,646
4.35%, 06/01/40(a)	360	317,700
4.38%, 04/15/38(a)	870	790,303
4.44%, 10/06/48	1,942	1,616,807
4.50%, 06/01/50(a)	500	431,000
4.60%, 04/15/48	60	52,033
4.60%, 06/01/60	150	120,534
4.75%, 04/15/58	595	503,211
4.95%, 01/15/42	1,430	1,326,372
5.45%, 01/23/39	2,160	2,165,707
5.55%, 01/23/49	3,988	3,913,609
5.80%, 01/23/59	1,797	1,795,083
5.88%, 06/15/35(a)	365	387,101
8.00%, 11/15/39	651	810,498
8.20%, 01/15/39	1,403	1,763,822
Bacardi Ltd.
5.15%, 05/15/38(b)	479	428,873
5.30%, 05/15/48(a)(b)	668	565,871
Bacardi Ltd./Bacardi-Martini BV, 5.90%, 06/15/43(b)	398	368,716
Brown-Forman Corp.
3.75%, 01/15/43	275	213,961
4.00%, 04/15/38(a)	205	176,513
4.50%, 07/15/45	485	411,169
Security	Par (000)	Value
Beverages (continued)
Coca-Cola Co. (The)
2.50%, 06/01/40	$1,095	$776,105
2.50%, 03/15/51	1,424	827,979
2.60%, 06/01/50	1,401	842,257
2.75%, 06/01/60(a)	922	531,698
2.88%, 05/05/41	627	457,525
3.00%, 03/05/51(a)	1,624	1,054,804
4.20%, 03/25/50	392	317,915
5.20%, 01/14/55	1,395	1,305,613
5.30%, 05/13/54	945	903,455
5.40%, 05/13/64	1,555	1,472,309
Coca-Cola Femsa SAB de CV, 5.25%, 11/26/43(a)	484	452,111
Constellation Brands Inc.
3.75%, 05/01/50	553	392,355
4.10%, 02/15/48(a)	569	430,562
4.50%, 05/09/47	464	375,604
5.25%, 11/15/48	454	405,967
Diageo Capital PLC
3.88%, 04/29/43	453	355,102
5.88%, 09/30/36(a)	476	503,077
Diageo Investment Corp., 4.25%, 05/11/42(a)	505	418,399
Embotelladora Andina SA, 3.95%, 01/21/50(b)	20	14,850
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50	610	433,533
4.38%, 05/10/43	74	62,467
Heineken NV
4.00%, 10/01/42(b)	501	405,882
4.35%, 03/29/47(b)	635	516,534
Keurig Dr Pepper Inc.
3.35%, 03/15/51	637	415,974
3.80%, 05/01/50	597	426,971
4.42%, 12/15/46	459	365,254
4.50%, 11/15/45	490	400,960
4.50%, 04/15/52(a)	931	746,298
5.09%, 05/25/48	380	331,313
Molson Coors Beverage Co.
4.20%, 07/15/46	1,660	1,298,404
5.00%, 05/01/42	993	887,063
PepsiCo Inc.
2.63%, 10/21/41	537	369,884
2.75%, 10/21/51(a)	941	572,370
2.88%, 10/15/49	960	613,946
3.38%, 07/29/49	491	344,875
3.45%, 10/06/46	827	602,148
3.50%, 03/19/40	300	242,882
3.60%, 08/13/42	400	312,079
3.63%, 03/19/50	849	622,720
3.88%, 03/19/60	484	353,480
4.00%, 03/05/42	484	397,888
4.00%, 05/02/47	500	398,795
4.20%, 07/18/52	470	374,249
4.25%, 10/22/44(a)	315	267,885
4.45%, 04/14/46	874	751,350
4.60%, 07/17/45	255	224,753
4.65%, 02/15/53	479	410,951
4.88%, 11/01/40	338	319,730
5.25%, 07/17/54(a)	680	643,439
5.50%, 01/15/40	430	438,161
Pernod Ricard International Finance LLC, 2.75%, 10/01/50(a)(b)	504	288,177

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
Pernod Ricard SA, 5.50%, 01/15/42(b)	$818	$758,959
		62,024,923
Biotechnology — 1.9%
Amgen Inc.
2.77%, 09/01/53	1,277	732,701
2.80%, 08/15/41	607	427,587
3.00%, 01/15/52(a)	1,198	748,041
3.15%, 02/21/40	1,379	1,042,504
3.38%, 02/21/50	1,598	1,093,819
4.20%, 02/22/52	1,119	852,841
4.40%, 05/01/45	2,025	1,679,464
4.40%, 02/22/62	1,059	800,530
4.56%, 06/15/48	1,292	1,068,748
4.66%, 06/15/51	3,552	2,946,320
4.88%, 03/01/53	1,160	987,010
4.95%, 10/01/41	598	538,853
5.15%, 11/15/41	766	704,601
5.60%, 03/02/43(a)	2,547	2,471,768
5.65%, 06/15/42	406	394,661
5.65%, 03/02/53	4,172	3,971,423
5.75%, 03/15/40	359	358,746
5.75%, 03/02/63	2,550	2,410,784
6.38%, 06/01/37	366	394,405
6.40%, 02/01/39	285	302,503
6.90%, 06/01/38(a)	260	290,273
Baxalta Inc., 5.25%, 06/23/45	290	263,816
Biogen Inc.
3.15%, 05/01/50	1,391	847,157
3.25%, 02/15/51(a)	691	426,542
5.20%, 09/15/45	1,043	915,252
6.45%, 05/15/55	150	150,050
CSL Finance PLC
4.63%, 04/27/42(b)	485	420,920
4.75%, 04/27/52(a)(b)	1,089	907,763
4.95%, 04/27/62(a)(b)	504	418,104
5.42%, 04/03/54(a)(b)	570	522,236
Gilead Sciences Inc.
2.60%, 10/01/40	964	674,590
2.80%, 10/01/50	1,534	932,582
4.00%, 09/01/36(a)	720	646,468
4.15%, 03/01/47	1,646	1,316,256
4.50%, 02/01/45	1,589	1,355,598
4.60%, 09/01/35	867	829,440
4.75%, 03/01/46	2,106	1,843,673
4.80%, 04/01/44	1,529	1,360,526
5.10%, 06/15/35	810	805,321
5.50%, 11/15/54	1,005	960,800
5.55%, 10/15/53(a)	994	953,128
5.60%, 11/15/64	705	670,327
5.65%, 12/01/41	998	991,935
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50	761	436,541
Royalty Pharma PLC
3.30%, 09/02/40	953	692,885
3.35%, 09/02/51	726	450,589
3.55%, 09/02/50(a)	768	498,946
5.90%, 09/02/54	527	495,111
		45,004,138
Security	Par (000)	Value
Building Materials — 0.6%
Carrier Global Corp.
3.38%, 04/05/40	$1,344	$1,041,595
3.58%, 04/05/50	1,366	978,243
6.20%, 03/15/54	560	591,821
CRH America Finance Inc.
4.40%, 05/09/47(a)(b)	480	388,532
4.50%, 04/04/48(a)(b)	560	459,709
5.88%, 01/09/55(a)	400	392,741
CRH America Inc., 5.13%, 05/18/45(b)	281	253,530
Fortune Brands Innovations Inc., 4.50%, 03/25/52(a)	421	323,144
Holcim Finance U.S. LLC, 4.75%, 09/22/46(b)	330	271,039
Holcim U.S. Finance Luxembourg SA
6.50%, 09/12/43(b)	265	261,793
6.88%, 09/29/39(b)	242	257,462
Johnson Controls International PLC
4.50%, 02/15/47	583	477,081
4.63%, 07/02/44	246	205,571
4.95%, 07/02/64(c)	256	207,861
6.00%, 01/15/36(a)	283	296,591
Lafarge SA, 7.13%, 07/15/36	455	496,623
Martin Marietta Materials Inc.
3.20%, 07/15/51	787	501,012
4.25%, 12/15/47	664	524,767
5.50%, 12/01/54(a)	665	620,717
Masco Corp.
3.13%, 02/15/51(a)	286	173,286
4.50%, 05/15/47(a)	472	374,120
Owens Corning
4.30%, 07/15/47	447	351,678
4.40%, 01/30/48	469	373,594
5.95%, 06/15/54(a)	630	620,692
7.00%, 12/01/36	336	370,818
Trane Technologies Financing Ltd.
4.50%, 03/21/49	333	272,758
4.65%, 11/01/44	262	224,425
Trane Technologies Global Holding Co. Ltd.
4.30%, 02/21/48	398	317,142
5.75%, 06/15/43	458	453,401
Votorantim Cimentos International SA, 7.25%, 04/05/41(b)	205	220,478
Vulcan Materials Co.
4.50%, 06/15/47	775	638,361
4.70%, 03/01/48	402	339,053
5.70%, 12/01/54	595	571,967
		13,851,605
Chemicals — 1.5%
Air Liquide Finance SA, 3.50%, 09/27/46(b)	575	419,403
Air Products and Chemicals Inc.
2.70%, 05/15/40	723	515,488
2.80%, 05/15/50	871	537,902
Albemarle Corp.
5.45%, 12/01/44	362	293,898
5.65%, 06/01/52(a)	461	370,328
CF Industries Inc.
4.95%, 06/01/43	769	658,642
5.38%, 03/15/44	544	489,903
Dow Chemical Co. (The)
3.60%, 11/15/50	926	605,007
4.38%, 11/15/42	1,174	923,067
4.63%, 10/01/44	356	282,569

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
4.80%, 05/15/49	$700	$553,401
5.25%, 11/15/41	739	656,425
5.55%, 11/30/48	784	698,473
5.60%, 02/15/54(a)	790	696,985
5.95%, 03/15/55(a)	575	533,394
6.90%, 05/15/53(a)	955	996,034
9.40%, 05/15/39	511	646,714
DuPont de Nemours Inc.
5.32%, 11/15/38	938	955,282
5.42%, 11/15/48	1,886	1,861,566
Eastman Chemical Co.
4.65%, 10/15/44	876	720,433
4.80%, 09/01/42	460	390,801
Ecolab Inc.
2.13%, 08/15/50	482	253,918
2.70%, 12/15/51	835	498,473
2.75%, 08/18/55(a)	702	406,301
3.95%, 12/01/47	406	315,509
5.50%, 12/08/41	379	377,843
FMC Corp.
4.50%, 10/01/49	453	323,697
6.38%, 05/18/53(a)	481	441,768
GC Treasury Center Co. Ltd., 4.30%, 03/18/51(b)	230	159,134
International Flavors & Fragrances Inc.
3.27%, 11/15/40(b)	389	276,138
3.47%, 12/01/50(b)	692	444,487
4.38%, 06/01/47	445	333,465
5.00%, 09/26/48(a)	735	603,078
Linde Inc./CT
2.00%, 08/10/50	359	181,948
3.55%, 11/07/42	675	520,129
LYB International Finance BV
4.88%, 03/15/44	914	756,531
5.25%, 07/15/43	712	617,470
LYB International Finance III LLC
3.38%, 10/01/40(a)	753	539,368
3.63%, 04/01/51	688	445,007
3.80%, 10/01/60	603	374,712
4.20%, 10/15/49	931	665,420
4.20%, 05/01/50	885	631,829
LyondellBasell Industries NV, 4.63%, 02/26/55(a)	969	732,207
Mosaic Co. (The)
4.88%, 11/15/41	340	294,280
5.63%, 11/15/43(a)	530	498,545
Nutrien Ltd.
3.95%, 05/13/50	476	344,103
4.90%, 06/01/43	470	410,250
5.00%, 04/01/49	679	589,946
5.25%, 01/15/45	448	401,951
5.63%, 12/01/40	376	363,771
5.80%, 03/27/53(a)	703	674,863
5.88%, 12/01/36	447	454,637
6.13%, 01/15/41	379	381,462
Orbia Advance Corp. SAB de CV
5.50%, 01/15/48(b)	468	354,935
5.88%, 09/17/44(a)(b)	659	537,824
6.75%, 09/19/42(b)	370	337,120
PPG Industries Inc., 5.50%, 11/15/40	275	268,523
RPM International Inc.
4.25%, 01/15/48	245	199,639
5.25%, 06/01/45	304	274,651
Security	Par (000)	Value
Chemicals (continued)
Sherwin-Williams Co. (The)
2.90%, 03/15/52	$558	$330,254
3.30%, 05/15/50	489	319,655
3.80%, 08/15/49	571	409,822
4.00%, 12/15/42	309	241,175
4.50%, 06/01/47	1,179	965,323
4.55%, 08/01/45	258	212,377
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/51(a)(b)	711	444,221
4.25%, 01/22/50(b)	360	266,792
Westlake Corp.
2.88%, 08/15/41	399	262,323
3.13%, 08/15/51	564	333,779
3.38%, 08/15/61	551	312,096
4.38%, 11/15/47	468	352,356
5.00%, 08/15/46(a)	630	528,428
		35,069,248
Commercial Services — 1.6%
Adani Ports & Special Economic Zone Ltd., 5.00%, 08/02/41(a)(b)	150	117,570
American University (The), Series 2019, 3.67%, 04/01/49	400	294,122
Brown University, Series A, 2.92%, 09/01/50	503	318,957
California Endowment (The), Series 2021, 2.50%, 04/01/51	450	256,801
California Institute of Technology
3.65%, 09/01/2119	442	269,979
4.32%, 08/01/45(a)	413	341,967
4.70%, 11/01/2111	170	134,577
Case Western Reserve University, 5.41%, 06/01/2122	235	209,585
Claremont Mckenna College, 3.78%, 01/01/2122	225	138,491
DP World Ltd./United Arab Emirates
4.70%, 09/30/49(b)	400	322,636
5.63%, 09/25/48(b)	1,191	1,086,788
6.85%, 07/02/37(a)(b)	1,950	2,100,337
Duke University
3.20%, 10/01/38(a)	120	95,642
3.30%, 10/01/46	275	192,959
Series 2020, 2.68%, 10/01/44	387	270,928
Series 2020, 2.76%, 10/01/50	254	154,815
Series 2020, 2.83%, 10/01/55	492	295,416
Emory University, Series 2020, 2.97%, 09/01/50	356	223,601
Equifax Inc., 7.00%, 07/01/37	190	209,134
ERAC USA Finance LLC
4.20%, 11/01/46(b)	718	569,825
4.50%, 02/15/45(b)	491	412,483
5.40%, 05/01/53(a)(b)	830	778,935
5.63%, 03/15/42(b)	417	405,692
7.00%, 10/15/37(b)	1,165	1,314,678
Ford Foundation (The)
Series 2017, 3.86%, 06/01/47	466	355,666
Series 2020, 2.42%, 06/01/50(a)	424	240,698
Series 2020, 2.82%, 06/01/70	470	253,307
George Washington University (The)
4.87%, 09/15/45(a)	367	325,197
Series 2014, 4.30%, 09/15/44	302	249,981
Series 2016, 3.55%, 09/15/46	389	279,653
Series 2018, 4.13%, 09/15/48	642	501,237

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Georgetown University (The)
5.12%, 04/01/53(a)	$180	$162,094
Series 20A, 2.94%, 04/01/50	266	164,645
Series A, 5.22%, 10/01/2118	215	183,183
Series B, 4.32%, 04/01/49	332	266,458
Global Payments Inc.
4.15%, 08/15/49	655	468,910
5.95%, 08/15/52(a)	620	576,123
Howard University, 5.21%, 10/01/52	225	191,339
ITR Concession Co. LLC
5.18%, 07/15/35(b)	259	250,538
5.28%, 07/15/40(b)	30	28,349
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	316	245,479
Series A, 2.81%, 01/01/60	365	205,151
Leland Stanford Junior University (The)
2.41%, 06/01/50	343	195,461
3.46%, 05/01/47	340	248,900
3.65%, 05/01/48(a)	502	373,101
Massachusetts Institute of Technology
3.07%, 04/01/52	205	132,527
3.89%, 07/01/2116(a)	470	316,662
3.96%, 07/01/38(a)	504	452,077
4.68%, 07/01/2114(a)	489	393,279
5.60%, 07/01/2111	707	685,727
5.62%, 06/01/55	175	174,552
Series F, 2.99%, 07/01/50	499	322,941
Series G, 2.29%, 07/01/51(a)	316	172,866
Metropolitan Museum of Art (The), Series 2015, 3.40%, 07/01/45	318	233,195
Moody's Corp.
2.55%, 08/18/60	206	101,099
2.75%, 08/19/41(a)	540	368,721
3.10%, 11/29/61	357	212,867
3.25%, 05/20/50	219	142,257
3.75%, 02/25/52(a)	352	255,352
4.88%, 12/17/48	349	304,323
5.25%, 07/15/44	475	440,512
Northeastern University, Series 2020, 2.89%, 10/01/50	245	155,642
Northwestern University
3.69%, 12/01/38	185	160,125
3.87%, 12/01/48(a)	270	206,066
4.64%, 12/01/44	525	487,644
4.94%, 12/01/35	40	39,612
Series 2017, 3.66%, 12/01/57	247	171,691
Series 2020, 2.64%, 12/01/50	242	143,774
PayPal Holdings Inc.
3.25%, 06/01/50(a)	729	476,565
5.05%, 06/01/52(a)	1,021	908,425
5.25%, 06/01/62	386	341,092
5.50%, 06/01/54	300	282,528
Pelabuhan Indonesia Persero PT, 5.38%, 05/05/45(b)	535	484,563
President and Fellows of Harvard College
2.52%, 10/15/50(a)	404	235,089
3.15%, 07/15/46	500	346,705
3.30%, 07/15/56	409	268,729
3.62%, 10/01/37	142	121,759
3.75%, 11/15/52	449	330,713
4.88%, 10/15/40	275	260,091
Security	Par (000)	Value
Commercial Services (continued)
6.50%, 01/15/39(b)	$180	$200,997
Quanta Services Inc., 3.05%, 10/01/41	498	343,606
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50	807	462,148
S&P Global Inc.
2.30%, 08/15/60(a)	525	260,192
3.25%, 12/01/49	500	345,749
3.70%, 03/01/52	857	632,563
3.90%, 03/01/62	411	298,274
4.50%, 05/15/48(a)	320	264,346
6.55%, 11/15/37	190	208,448
Thomas Jefferson University, 3.85%, 11/01/57	163	108,610
TR Finance LLC
5.50%, 08/15/35	308	304,983
5.65%, 11/23/43	350	326,705
5.85%, 04/15/40	380	383,030
Trustees of Boston College
3.13%, 07/01/52(a)	257	164,683
3.99%, 07/01/47	230	180,741
Trustees of Columbia University in the City of New York (The), Series 2024, 4.36%, 10/01/35(a)	280	265,487
Trustees of Dartmouth College, 3.47%, 06/01/46	280	200,103
Trustees of Princeton University (The)
4.20%, 03/01/52	265	214,140
5.70%, 03/01/39	179	188,615
Series 2020, 2.52%, 07/01/50(a)	440	265,318
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119(a)	249	155,331
4.67%, 09/01/2112	255	204,574
Series 2020, 2.40%, 10/01/50	275	154,099
Trustees of Tufts College
3.10%, 08/15/51	305	192,541
Series 2012, 5.02%, 04/15/2112(a)	245	201,336
University of Chicago (The)
3.00%, 10/01/52(a)	40	26,099
4.00%, 10/01/53	355	272,081
Series 20B, 2.76%, 04/01/45	180	133,650
Series C, 2.55%, 04/01/50	300	188,799
University of Miami, 4.06%, 04/01/52	450	343,151
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	387	289,468
Series 2017, 3.39%, 02/15/48	358	255,639
University of Southern California
2.81%, 10/01/50	331	203,330
3.03%, 10/01/39	132	104,623
4.98%, 10/01/53(a)	460	410,901
5.25%, 10/01/2111(a)	282	253,686
Series 2017, 3.84%, 10/01/47	397	304,688
Series 21A, 2.95%, 10/01/51	289	180,951
Series A, 3.23%, 10/01/2120(a)	275	151,366
Verisk Analytics Inc.
3.63%, 05/15/50	415	289,227
5.50%, 06/15/45	268	251,170
Washington University (The)
3.52%, 04/15/54	330	230,332
4.35%, 04/15/2122	417	310,280
Wesleyan University, 4.78%, 07/01/2116(a)	231	175,697
William Marsh Rice University
3.57%, 05/15/45(a)	338	260,539
3.77%, 05/15/55	255	185,268

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Yale University, Series 2020, 2.40%, 04/15/50(a)	$461	$262,278
		38,021,000
Computers — 2.0%
Apple Inc.
2.38%, 02/08/41	1,440	986,230
2.40%, 08/20/50	1,375	794,032
2.55%, 08/20/60(a)	1,504	848,101
2.65%, 05/11/50	2,610	1,594,035
2.65%, 02/08/51	2,809	1,704,207
2.70%, 08/05/51	1,826	1,109,452
2.80%, 02/08/61	1,650	955,547
2.85%, 08/05/61(a)	1,300	760,814
2.95%, 09/11/49(a)	1,593	1,041,953
3.45%, 02/09/45	1,875	1,429,460
3.75%, 09/12/47	1,070	826,615
3.75%, 11/13/47	1,362	1,049,455
3.85%, 05/04/43	2,739	2,242,855
3.85%, 08/04/46	2,036	1,613,923
3.95%, 08/08/52(a)	1,775	1,383,246
4.10%, 08/08/62	1,140	879,693
4.25%, 02/09/47	1,120	944,377
4.38%, 05/13/45	1,892	1,642,457
4.45%, 05/06/44	937	839,157
4.50%, 02/23/36(a)	1,024	1,006,933
4.65%, 02/23/46	3,848	3,454,549
4.85%, 05/10/53(a)	1,366	1,267,015
Dell Inc.
5.40%, 09/10/40	233	214,972
6.50%, 04/15/38	390	401,797
Dell International LLC/EMC Corp.
3.38%, 12/15/41	855	619,765
3.45%, 12/15/51(a)	554	366,602
8.10%, 07/15/36	806	952,857
8.35%, 07/15/46(a)	480	594,148
Hewlett Packard Enterprise Co.
5.60%, 10/15/54	1,320	1,231,955
6.20%, 10/15/35(a)	690	717,174
6.35%, 10/15/45(a)	1,353	1,353,276
HP Inc., 6.00%, 09/15/41(a)	977	956,608
IBM International Capital Pte Ltd.
5.25%, 02/05/44	930	873,267
5.30%, 02/05/54(a)	1,343	1,222,825
International Business Machines Corp.
2.85%, 05/15/40	609	437,646
2.95%, 05/15/50(a)	732	451,639
3.43%, 02/09/52	691	459,363
4.00%, 06/20/42	974	790,544
4.15%, 05/15/39	1,731	1,490,843
4.25%, 05/15/49(a)	2,698	2,126,128
4.70%, 02/19/46	567	486,664
4.90%, 07/27/52	770	665,290
5.10%, 02/06/53	686	610,430
5.60%, 11/30/39	740	742,313
5.70%, 02/10/55	935	899,117
7.13%, 12/01/96	447	526,742
Kyndryl Holdings Inc., 4.10%, 10/15/41	466	358,831
		47,924,902
Security	Par (000)	Value
Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co.
3.70%, 08/01/47	$489	$372,625
4.00%, 08/15/45(a)	559	456,818
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49	572	350,457
3.70%, 08/15/42	419	308,781
4.15%, 03/15/47	463	349,097
4.38%, 06/15/45	436	343,802
5.15%, 05/15/53(a)	590	527,986
6.00%, 05/15/37(a)	195	205,301
Haleon U.S. Capital LLC, 4.00%, 03/24/52(a)	902	680,498
Kenvue Inc.
5.05%, 03/22/53(a)	1,345	1,227,986
5.10%, 03/22/43(a)	545	515,010
5.20%, 03/22/63	730	661,549
Procter & Gamble Co. (The)
3.50%, 10/25/47	405	305,659
3.55%, 03/25/40(a)	376	314,038
3.60%, 03/25/50	458	343,995
5.55%, 03/05/37	690	734,443
Unilever Capital Corp., Series 30Y, 2.63%, 08/12/51	676	402,427
		8,100,472
Distribution & Wholesale — 0.1%
WW Grainger Inc.
3.75%, 05/15/46	370	280,904
4.20%, 05/15/47	437	348,475
4.60%, 06/15/45	962	832,740
		1,462,119
Diversified Financial Services — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/41(a)	1,672	1,301,452
American Express Co., 4.05%, 12/03/42(a)	566	470,374
Apollo Global Management Inc., 5.80%, 05/21/54(a)	707	676,877
Ares Finance Co. IV LLC, 3.65%, 02/01/52(a)(b)	482	324,767
Ares Management Corp., 5.60%, 10/11/54	710	648,744
Blackstone Holdings Finance Co. LLC
2.80%, 09/30/50(a)(b)	478	277,635
2.85%, 08/05/51(a)(b)	575	334,230
3.20%, 01/30/52(b)	698	440,663
3.50%, 09/10/49(b)	443	298,409
4.00%, 10/02/47(b)	220	164,972
4.45%, 07/15/45(a)(b)	310	250,962
5.00%, 06/15/44(b)	546	479,108
6.25%, 08/15/42(a)(b)	345	347,452
Blue Owl Finance LLC, 4.13%, 10/07/51	360	238,323
Brookfield Finance Inc.
3.50%, 03/30/51	598	392,879
3.63%, 02/15/52	763	508,905
4.70%, 09/20/47	610	504,276
5.97%, 03/04/54	1,025	990,761
Brookfield Finance LLC/Brookfield Finance Inc., 3.45%, 04/15/50	580	379,627
CI Financial Corp., 4.10%, 06/15/51(a)	335	229,297
CME Group Inc.
4.15%, 06/15/48	627	514,083
5.30%, 09/15/43	831	814,634
FMR LLC
5.15%, 02/01/43(b)	400	371,502

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
6.45%, 11/15/39(a)(b)	$535	$583,836
6.50%, 12/14/40(b)	427	465,735
Franklin Resources Inc., 2.95%, 08/12/51	395	236,125
Invesco Finance PLC, 5.38%, 11/30/43	433	399,166
Jefferies Financial Group Inc.
6.25%, 01/15/36(a)	407	414,857
6.50%, 01/20/43	452	455,319
6.63%, 10/23/43	318	320,148
KKR Group Finance Co. II LLC, 5.50%, 02/01/43(a)(b)	576	531,060
Legg Mason Inc., 5.63%, 01/15/44	705	678,570
LSEGA Financing PLC, 3.20%, 04/06/41(b)	905	675,227
Mastercard Inc.
2.95%, 03/15/51	643	408,944
3.65%, 06/01/49	924	686,978
3.80%, 11/21/46	577	446,958
3.85%, 03/26/50(a)	1,381	1,059,845
3.95%, 02/26/48	429	338,364
Nasdaq Inc.
2.50%, 12/21/40	824	554,646
3.25%, 04/28/50	462	301,109
3.95%, 03/07/52	531	382,478
5.95%, 08/15/53(a)	615	610,295
6.10%, 06/28/63	810	801,724
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.88%, 04/15/45(a)(b)	346	290,147
Raymond James Financial Inc.
3.75%, 04/01/51	731	520,100
4.95%, 07/15/46	755	662,488
Visa Inc.
2.00%, 08/15/50(a)	1,502	801,090
2.70%, 04/15/40	877	651,232
3.65%, 09/15/47(a)	770	586,612
4.15%, 12/14/35	1,236	1,163,358
4.30%, 12/14/45	3,170	2,705,014
Voya Financial Inc.
4.80%, 06/15/46	334	280,706
5.70%, 07/15/43(a)	387	365,111
Western Union Co. (The)
6.20%, 11/17/36(a)	394	397,548
6.20%, 06/21/40(a)	194	189,612
		29,924,334
Electric — 13.0%
Abu Dhabi National Energy Co. PJSC
3.40%, 04/29/51(b)	1,057	698,807
4.00%, 10/03/49(b)	653	488,159
4.75%, 03/09/37(b)	455	428,868
6.50%, 10/27/36(a)(b)	935	1,026,162
AEP Texas Inc.
3.45%, 05/15/51	423	275,722
3.80%, 10/01/47	298	210,879
5.25%, 05/15/52	465	404,717
Series G, 4.15%, 05/01/49	301	220,838
Series H, 3.45%, 01/15/50	462	304,700
AEP Transmission Co. LLC
3.15%, 09/15/49	315	202,831
3.75%, 12/01/47	459	338,099
3.80%, 06/15/49	224	160,379
4.00%, 12/01/46	350	270,356
4.25%, 09/15/48	336	263,584
4.50%, 06/15/52	395	320,902
Security	Par (000)	Value
Electric (continued)
5.40%, 03/15/53(a)	$630	$588,371
Series M, 3.65%, 04/01/50	532	379,240
Series N, 2.75%, 08/15/51	421	247,823
Alabama Power Co.
3.00%, 03/15/52	434	270,990
3.13%, 07/15/51	463	295,811
3.45%, 10/01/49	600	413,425
3.75%, 03/01/45	683	520,304
3.85%, 12/01/42	190	148,095
4.10%, 01/15/42(a)	230	183,573
4.15%, 08/15/44	349	281,469
4.30%, 01/02/46	410	333,878
5.50%, 03/15/41(a)	248	241,379
6.00%, 03/01/39	427	451,019
6.13%, 05/15/38	140	148,500
Series 11-C, 5.20%, 06/01/41(a)	265	244,729
Series A, 4.30%, 07/15/48	504	406,022
Series B, 3.70%, 12/01/47	560	411,863
Alfa Desarrollo SpA, 4.55%, 09/27/51(b)	727	527,303
Ameren Illinois Co.
2.90%, 06/15/51	306	186,363
3.25%, 03/15/50	237	155,164
3.70%, 12/01/47	497	364,413
4.15%, 03/15/46	465	373,509
4.30%, 07/01/44(a)	205	165,501
4.50%, 03/15/49	523	430,760
4.80%, 12/15/43	265	230,661
5.55%, 07/01/54	395	375,761
5.63%, 03/01/55	275	264,726
5.90%, 12/01/52	333	334,472
American Electric Power Co. Inc., 3.25%, 03/01/50	417	263,445
American Transmission Systems Inc., 5.00%, 09/01/44(b)	386	342,340
Appalachian Power Co.
4.40%, 05/15/44	298	236,378
4.45%, 06/01/45	366	288,674
7.00%, 04/01/38(a)	409	446,965
Series L, 5.80%, 10/01/35(a)	185	186,549
Series P, 6.70%, 08/15/37	185	197,754
Series Y, 4.50%, 03/01/49	250	194,194
Series Z, 3.70%, 05/01/50	505	341,151
Arizona Public Service Co.
2.65%, 09/15/50	515	292,889
3.35%, 05/15/50	380	249,768
3.50%, 12/01/49	292	194,437
3.75%, 05/15/46	138	100,180
4.20%, 08/15/48(a)	317	239,490
4.25%, 03/01/49	396	298,768
4.35%, 11/15/45	504	400,218
4.50%, 04/01/42	356	295,524
4.70%, 01/15/44	215	176,185
5.05%, 09/01/41	306	275,745
5.50%, 09/01/35	140	136,955
Atlantica Transmision Sur SA, 6.88%, 04/30/43(b)	184	191,544
Avista Corp.
4.00%, 04/01/52	168	119,663
4.35%, 06/01/48	456	358,724
Baltimore Gas & Electric Co.
2.90%, 06/15/50	438	267,579

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.20%, 09/15/49	$410	$267,205
3.50%, 08/15/46	529	376,534
3.75%, 08/15/47	315	231,132
4.25%, 09/15/48	345	272,691
4.55%, 06/01/52	556	451,890
5.40%, 06/01/53	714	659,264
5.65%, 06/01/54(a)	440	423,712
6.35%, 10/01/36	375	402,452
Basin Electric Power Cooperative, 4.75%, 04/26/47(a)(b)	342	280,900
Berkshire Hathaway Energy Co.
2.85%, 05/15/51(a)	1,409	830,028
3.80%, 07/15/48	612	447,257
4.25%, 10/15/50	873	671,683
4.45%, 01/15/49	988	792,489
4.50%, 02/01/45	591	495,620
4.60%, 05/01/53	994	804,174
5.15%, 11/15/43	703	646,314
5.95%, 05/15/37	529	552,304
6.13%, 04/01/36	1,537	1,615,064
Black Hills Corp.
3.88%, 10/15/49	422	297,190
4.20%, 09/15/46	280	217,396
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, 7.88%, 02/15/39(b)	200	200,987
Celeo Redes Operacion Chile SA, 5.20%, 06/22/47(b)	185	165,729
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	318	240,717
3.60%, 03/01/52	404	283,199
3.95%, 03/01/48	546	412,827
4.50%, 04/01/44	547	464,858
5.30%, 04/01/53	440	403,876
Series AC, 4.25%, 02/01/49	503	395,994
Series AD, 2.90%, 07/01/50	191	118,107
Series AF, 3.35%, 04/01/51	512	346,392
Series AJ, 4.85%, 10/01/52	232	200,683
CEZ A/S, 5.63%, 04/03/42(b)	363	319,124
Cleco Corporate Holdings LLC, 4.97%, 05/01/46	429	355,278
Cleco Power LLC
6.00%, 12/01/40	240	243,345
6.50%, 12/01/35	165	177,667
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	251	257,427
CMS Energy Corp.
4.70%, 03/31/43	205	171,740
4.88%, 03/01/44	276	239,494
Cometa Energia SA de CV, 6.38%, 04/24/35(b)	0 (e)	18
Comision Federal de Electricidad
4.68%, 02/09/51(b)	592	399,303
5.75%, 02/14/42(a)(b)	586	498,857
6.13%, 06/16/45(a)(b)	620	527,998
6.26%, 02/15/52(a)(b)	365	309,960
Commonwealth Edison Co.
3.00%, 03/01/50	668	418,096
3.65%, 06/15/46	595	435,719
3.70%, 03/01/45	388	291,582
3.80%, 10/01/42	365	283,366
4.00%, 03/01/48	821	626,219
4.00%, 03/01/49	438	330,048
Security	Par (000)	Value
Electric (continued)
4.35%, 11/15/45	$428	$352,231
4.60%, 08/15/43	355	303,452
4.70%, 01/15/44(a)	317	276,524
5.30%, 02/01/53	589	538,681
5.65%, 06/01/54	425	409,407
5.95%, 06/01/55	670	670,991
6.45%, 01/15/38	364	393,842
Series 123, 3.75%, 08/15/47	647	474,843
Series 127, 3.20%, 11/15/49	350	227,982
Series 130, 3.13%, 03/15/51	774	492,538
Series 131, 2.75%, 09/01/51	485	283,067
Series 133, 3.85%, 03/15/52	415	299,743
Connecticut Light and Power Co. (The)
4.00%, 04/01/48	722	552,212
4.30%, 04/15/44	454	373,722
5.25%, 01/15/53(a)	331	303,298
6.35%, 06/01/36(a)	150	162,258
Series A, 4.15%, 06/01/45	362	289,977
Consolidated Edison Co. of New York Inc.
3.20%, 12/01/51	588	377,152
3.60%, 06/15/61(a)	783	514,229
3.70%, 11/15/59	707	471,459
3.85%, 06/15/46(a)	542	406,191
3.95%, 03/01/43	652	513,049
4.45%, 03/15/44	756	636,319
4.50%, 12/01/45	591	492,359
4.50%, 05/15/58	679	527,682
4.63%, 12/01/54	683	555,992
5.70%, 06/15/40	335	335,276
5.70%, 05/15/54(a)	858	831,675
5.90%, 11/15/53	795	790,069
6.15%, 11/15/52	555	568,311
Series 06-A, 5.85%, 03/15/36(a)	365	378,171
Series 06-B, 6.20%, 06/15/36	400	423,284
Series 06-E, 5.70%, 12/01/36	237	241,365
Series 07-A, 6.30%, 08/15/37	464	494,922
Series 08-B, 6.75%, 04/01/38(a)	370	411,784
Series 09-C, 5.50%, 12/01/39	585	579,572
Series 12-A, 4.20%, 03/15/42	353	289,240
Series 2017, 3.88%, 06/15/47	500	374,207
Series 20B, 3.95%, 04/01/50	1,203	908,693
Series A, 4.13%, 05/15/49	546	419,309
Series C, 3.00%, 12/01/60	580	328,567
Series C, 4.00%, 11/15/57	334	234,783
Series C, 4.30%, 12/01/56	303	230,758
Series E, 4.65%, 12/01/48	594	494,875
Consorcio Transmantaro SA, 5.20%, 04/11/38(a)(b)	572	536,182
Constellation Energy Generation LLC
5.60%, 06/15/42(a)	569	545,605
5.75%, 10/01/41	375	364,680
5.75%, 03/15/54	1,460	1,390,508
6.25%, 10/01/39	667	693,129
6.50%, 10/01/53	574	600,879
Consumers Energy Co.
2.50%, 05/01/60(a)	345	183,492
3.10%, 08/15/50	552	361,437
3.25%, 08/15/46	550	395,073
3.50%, 08/01/51	431	308,306
3.75%, 02/15/50	380	279,570
3.95%, 05/15/43	414	331,035

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.95%, 07/15/47	$420	$324,393
4.05%, 05/15/48(a)	531	415,890
4.10%, 11/15/45	150	116,829
4.20%, 09/01/52	345	274,511
4.35%, 04/15/49	599	494,176
4.35%, 08/31/64	201	151,587
Dayton Power & Light Co. (The), 3.95%, 06/15/49	473	339,354
Delmarva Power & Light Co.
4.00%, 06/01/42	243	190,652
4.15%, 05/15/45	206	165,460
Dominion Energy Inc.
4.70%, 12/01/44	447	372,891
4.85%, 08/15/52(a)	635	521,443
7.00%, 06/15/38	288	319,115
Series A, 4.60%, 03/15/49	411	325,688
Series B, 3.30%, 04/15/41	457	327,291
Series B, 5.95%, 06/15/35	480	495,444
Series C, 4.05%, 09/15/42	309	237,920
Series C, 4.90%, 08/01/41	462	403,425
Dominion Energy South Carolina Inc.
4.60%, 06/15/43	243	209,595
5.10%, 06/01/65(a)	436	373,663
5.45%, 02/01/41	237	227,996
6.05%, 01/15/38	508	529,136
6.25%, 10/15/53	535	560,839
DTE Electric Co.
2.95%, 03/01/50	560	355,334
3.70%, 03/15/45	422	319,550
3.70%, 06/01/46	344	255,260
3.75%, 08/15/47	435	323,976
3.95%, 06/15/42	245	192,736
3.95%, 03/01/49	721	552,256
4.30%, 07/01/44	343	282,663
5.40%, 04/01/53(a)	356	336,755
5.70%, 10/01/37	188	190,742
5.85%, 05/15/55	160	159,560
Series A, 4.00%, 04/01/43	346	276,749
Series A, 4.05%, 05/15/48(a)	615	483,087
Series A, 6.63%, 06/01/36	195	212,971
Series B, 3.25%, 04/01/51	697	465,243
Series B, 3.65%, 03/01/52	620	443,942
Duke Energy Carolinas LLC
3.20%, 08/15/49	821	537,416
3.45%, 04/15/51	482	326,252
3.55%, 03/15/52	723	501,758
3.70%, 12/01/47	572	415,450
3.75%, 06/01/45	567	428,662
3.88%, 03/15/46	581	440,670
3.95%, 03/15/48	553	417,589
4.00%, 09/30/42	538	431,376
4.25%, 12/15/41	654	544,111
5.30%, 02/15/40	780	764,329
5.35%, 01/15/53	703	649,728
5.40%, 01/15/54	772	719,305
6.00%, 01/15/38	536	556,683
6.05%, 04/15/38	469	489,916
6.10%, 06/01/37	522	545,200
Duke Energy Corp.
3.30%, 06/15/41	496	361,119
3.50%, 06/15/51	786	517,343
Security	Par (000)	Value
Electric (continued)
3.75%, 09/01/46	$1,278	$918,927
3.95%, 08/15/47	561	408,105
4.20%, 06/15/49	643	485,259
4.80%, 12/15/45	611	512,699
5.00%, 08/15/52	1,020	861,346
5.80%, 06/15/54	765	724,049
6.10%, 09/15/53	738	731,438
Duke Energy Florida LLC
3.00%, 12/15/51	613	376,615
3.40%, 10/01/46(a)	678	472,206
3.85%, 11/15/42	430	333,652
4.20%, 07/15/48	289	225,500
5.65%, 04/01/40	391	393,544
5.95%, 11/15/52	540	538,424
6.20%, 11/15/53	660	680,449
6.35%, 09/15/37	419	451,388
6.40%, 06/15/38	994	1,070,888
Duke Energy Indiana LLC
2.75%, 04/01/50	718	425,492
3.75%, 05/15/46	551	406,181
5.40%, 04/01/53	525	484,403
5.90%, 05/15/55	295	291,981
6.12%, 10/15/35	360	378,604
6.35%, 08/15/38	485	518,947
6.45%, 04/01/39	525	565,576
Series UUU, 4.20%, 03/15/42	269	217,665
Series WWW, 4.90%, 07/15/43	361	319,982
Series YYY, 3.25%, 10/01/49(a)	571	373,492
Duke Energy Ohio Inc.
3.70%, 06/15/46	424	307,506
4.30%, 02/01/49	469	364,747
5.55%, 03/15/54	270	253,000
5.65%, 04/01/53	340	322,953
Duke Energy Progress LLC
2.50%, 08/15/50	665	374,412
2.90%, 08/15/51	514	309,988
3.60%, 09/15/47	571	406,884
3.70%, 10/15/46	519	380,497
4.00%, 04/01/52	523	388,669
4.10%, 05/15/42	502	407,465
4.10%, 03/15/43	486	392,025
4.15%, 12/01/44	493	392,007
4.20%, 08/15/45	700	565,563
4.38%, 03/30/44	426	351,597
5.35%, 03/15/53	550	505,911
5.55%, 03/15/55	450	428,705
6.30%, 04/01/38	363	386,356
E.ON International Finance BV, 6.65%, 04/30/38(a)(b)	696	753,179
El Paso Electric Co., 5.00%, 12/01/44	308	261,757
Electricite de France SA
4.75%, 10/13/35(a)(b)	418	392,427
4.88%, 09/21/38(b)	491	440,790
4.88%, 01/22/44(b)	908	772,775
4.95%, 10/13/45(b)	1,151	982,543
5.00%, 09/21/48(a)(b)	1,214	1,031,064
5.25%, 10/13/55(a)(b)	216	177,283
5.60%, 01/27/40(b)	848	816,531
6.00%, 04/22/64(b)	1,265	1,176,081
6.00%, 01/22/2114(b)	574	543,228
6.38%, 01/13/55(a)(b)	800	787,218

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
6.90%, 05/23/53(b)	$935	$979,534
6.95%, 01/26/39(b)	1,595	1,747,906
Elm Road Generating Station Supercritical LLC, 6.09%, 02/11/40(b)	190	196,079
Emera U.S. Finance LP, 4.75%, 06/15/46	1,219	983,744
Enel Finance America LLC, 2.88%, 07/12/41(b)	506	337,721
Enel Finance International NV
4.75%, 05/25/47(b)	1,376	1,129,780
5.50%, 06/15/52(b)	820	741,127
6.00%, 10/07/39(b)	1,334	1,344,003
6.80%, 09/15/37(a)(b)	776	838,326
7.75%, 10/14/52(b)	854	1,001,918
Engie SA, 5.88%, 04/10/54(b)	20	19,017
Entergy Arkansas LLC
2.65%, 06/15/51	647	367,278
3.35%, 06/15/52	495	321,031
4.20%, 04/01/49	548	423,190
4.95%, 12/15/44(a)	220	189,977
5.75%, 06/01/54	385	371,297
Entergy Corp., 3.75%, 06/15/50	635	439,792
Entergy Louisiana LLC
2.90%, 03/15/51	670	403,971
3.10%, 06/15/41	463	329,418
4.20%, 09/01/48	857	665,144
4.20%, 04/01/50	478	367,885
4.75%, 09/15/52	512	429,175
4.95%, 01/15/45(a)	427	368,957
5.70%, 03/15/54	680	648,760
5.80%, 03/15/55	735	712,316
Entergy Mississippi LLC
3.50%, 06/01/51	449	300,141
3.85%, 06/01/49	441	318,748
5.80%, 04/15/55	610	589,808
5.85%, 06/01/54	365	355,780
Entergy Texas Inc.
3.55%, 09/30/49	475	324,703
4.50%, 03/30/39	293	261,068
5.00%, 09/15/52	351	299,862
5.15%, 06/01/45	200	175,425
5.55%, 09/15/54	375	347,196
5.80%, 09/01/53	422	406,941
Evergy Kansas Central Inc.
3.25%, 09/01/49	175	113,192
3.45%, 04/15/50	470	316,432
4.10%, 04/01/43	459	366,326
4.13%, 03/01/42	266	216,426
4.25%, 12/01/45	313	250,364
4.63%, 09/01/43	229	190,375
5.70%, 03/15/53	194	185,042
Evergy Kansas South Inc., 4.30%, 07/15/44(a)(b)	254	200,351
Evergy Metro Inc.
4.20%, 06/15/47	276	217,542
4.20%, 03/15/48(a)	310	241,183
5.30%, 10/01/41	381	359,410
Series 2019, 4.13%, 04/01/49	395	300,793
Series B, 6.05%, 11/15/35	170	177,630
Eversource Energy, 3.45%, 01/15/50	653	440,813
Exelon Corp.
4.10%, 03/15/52	697	518,391
4.45%, 04/15/46	459	368,588
4.70%, 04/15/50	626	510,284
Security	Par (000)	Value
Electric (continued)
4.95%, 06/15/35(a)	$185	$176,746
5.10%, 06/15/45	659	581,102
5.60%, 03/15/53	1,030	957,052
5.63%, 06/15/35	182	183,627
5.88%, 03/15/55	590	569,778
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/41(b)	348	343,377
FirstEnergy Corp.
Series C, 3.40%, 03/01/50	890	580,782
Series C, 4.85%, 07/15/47	515	424,581
FirstEnergy Pennsylvania Electric Co., 6.15%, 10/01/38(a)	189	197,320
FirstEnergy Transmission LLC
4.55%, 04/01/49(b)	555	465,846
5.45%, 07/15/44(b)	351	330,487
Florida Power & Light Co.
2.88%, 12/04/51	1,160	710,820
3.15%, 10/01/49	860	563,050
3.70%, 12/01/47	693	512,359
3.80%, 12/15/42	364	290,227
3.95%, 03/01/48	1,004	776,617
3.99%, 03/01/49	645	494,690
4.05%, 06/01/42	587	484,558
4.05%, 10/01/44	301	242,372
4.13%, 02/01/42	605	503,810
4.13%, 06/01/48	412	326,487
4.95%, 06/01/35	253	250,748
5.13%, 06/01/41	250	236,413
5.25%, 02/01/41	407	393,353
5.30%, 04/01/53	751	698,591
5.60%, 06/15/54	943	915,223
5.65%, 02/01/37	345	356,215
5.69%, 03/01/40	411	418,645
5.70%, 03/15/55	840	826,740
5.80%, 03/15/65	715	703,008
5.95%, 02/01/38	522	550,445
5.96%, 04/01/39	427	447,854
Georgia Power Co.
4.30%, 03/15/42	1,000	838,655
4.30%, 03/15/43	364	301,575
5.13%, 05/15/52(a)	710	644,337
5.40%, 06/01/40(a)	262	261,991
Series 10-C, 4.75%, 09/01/40	483	439,945
Series A, 3.25%, 03/15/51	702	463,985
Series B, 3.70%, 01/30/50(a)	499	359,577
Great River Energy, 6.25%, 07/01/38(b)	39	40,706
Iberdrola International BV, 6.75%, 07/15/36	315	350,522
Idaho Power Co.
3.65%, 03/01/45(a)	229	166,150
5.50%, 03/15/53	235	216,653
5.70%, 03/15/55	320	303,658
5.80%, 04/01/54	85	82,166
Series K, 4.20%, 03/01/48	520	407,172
Indiana Michigan Power Co.
3.25%, 05/01/51	285	181,350
4.25%, 08/15/48	465	362,496
5.63%, 04/01/53	460	437,248
6.05%, 03/15/37	333	351,280
Series K, 4.55%, 03/15/46	390	322,102
Series L, 3.75%, 07/01/47	315	229,516

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Indianapolis Power & Light Co.
4.05%, 05/01/46(b)	$255	$197,443
4.70%, 09/01/45(a)(b)	266	221,005
5.70%, 04/01/54(a)(b)	425	404,565
Infraestructura Energetica Nova SAPI de CV
4.75%, 01/15/51(b)	750	519,284
4.88%, 01/14/48(a)(b)	517	372,240
Interchile SA, 4.50%, 06/30/56(b)	1,090	852,745
International Transmission Co., 4.63%, 08/15/43	145	120,678
Interstate Power & Light Co.
3.10%, 11/30/51	188	115,732
3.50%, 09/30/49	486	333,305
3.70%, 09/15/46	404	291,267
4.70%, 10/15/43	238	197,446
5.45%, 09/30/54	25	23,151
6.25%, 07/15/39(a)	190	197,810
ITC Holdings Corp., 5.30%, 07/01/43	293	262,726
Jersey Central Power & Light Co., 6.15%, 06/01/37(a)	241	251,957
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/01/54	174	163,013
Kentucky Utilities Co.
3.30%, 06/01/50	336	221,228
4.38%, 10/01/45	504	408,884
5.13%, 11/01/40	652	608,627
Series 1, 4.65%, 11/15/43(a)	212	178,902
LLPL Capital Pte Ltd., 6.88%, 02/04/39(b)	183	181,379
Louisville Gas & Electric Co.
4.25%, 04/01/49	441	341,344
4.38%, 10/01/45	275	222,852
4.65%, 11/15/43(a)	232	193,890
5.13%, 11/15/40	265	251,026
Majapahit Holding BV, 7.88%, 06/29/37(b)	55	64,302
Massachusetts Electric Co.
4.00%, 08/15/46(b)	565	434,076
5.87%, 02/26/54(a)(b)	260	250,840
5.90%, 11/15/39(b)	582	583,339
MidAmerican Energy Co.
2.70%, 08/01/52(a)	590	350,985
3.15%, 04/15/50	763	500,428
3.65%, 08/01/48	1,020	741,547
3.95%, 08/01/47	847	646,171
4.25%, 05/01/46	431	347,416
4.25%, 07/15/49	1,099	867,831
4.40%, 10/15/44	170	141,232
4.80%, 09/15/43	341	303,409
5.30%, 02/01/55	555	508,880
5.75%, 11/01/35	296	307,508
5.80%, 10/15/36	225	235,220
5.85%, 09/15/54(a)	1,065	1,061,125
Minejesa Capital BV, 5.63%, 08/10/37(b)	478	444,306
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	483	398,892
Series B, 3.10%, 07/30/51(a)	180	114,373
Monongahela Power Co., 5.40%, 12/15/43(b)	549	524,116
Narragansett Electric Co. (The)
4.17%, 12/10/42(a)(b)	237	186,050
5.64%, 03/15/40(a)(b)	183	179,744
Security	Par (000)	Value
Electric (continued)
National Rural Utilities Cooperative Finance Corp.
4.30%, 03/15/49(a)	$309	$251,162
4.40%, 11/01/48	313	254,876
Nevada Power Co.
5.38%, 09/15/40(a)	235	230,377
5.45%, 05/15/41(a)	245	231,760
5.90%, 05/01/53	417	405,321
6.00%, 03/15/54	530	524,143
Series EE, 3.13%, 08/01/50(a)	359	222,739
Series N, 6.65%, 04/01/36	361	392,027
Series R, 6.75%, 07/01/37	340	370,808
New England Power Co.
2.81%, 10/06/50(b)	288	168,093
3.80%, 12/05/47(b)	409	303,007
5.94%, 11/25/52(b)	245	243,309
New York State Electric & Gas Corp., 3.30%, 09/15/49(a)(b)	245	155,947
NextEra Energy Capital Holdings Inc.
3.00%, 01/15/52	584	352,743
5.11%, 09/29/57(b)	15	12,965
5.25%, 02/28/53(a)	1,020	911,860
5.55%, 03/15/54	778	719,966
5.90%, 03/15/55	755	730,119
Niagara Mohawk Power Corp.
3.03%, 06/27/50(b)	414	248,233
4.12%, 11/28/42(a)(b)	350	277,950
5.66%, 01/17/54(b)	650	605,356
5.78%, 09/16/52(b)	615	584,324
Northern States Power Co., 5.65%, 05/15/55	340	329,659
Northern States Power Co./MN
2.60%, 06/01/51	606	353,517
2.90%, 03/01/50	830	519,764
3.20%, 04/01/52	531	347,723
3.40%, 08/15/42	458	342,004
3.60%, 05/15/46	147	107,602
3.60%, 09/15/47	592	430,688
4.00%, 08/15/45	315	247,735
4.13%, 05/15/44	238	191,433
4.50%, 06/01/52	615	505,684
4.85%, 08/15/40	250	228,274
5.10%, 05/15/53	678	609,726
5.25%, 07/15/35(a)	224	224,725
5.35%, 11/01/39	268	265,648
5.40%, 03/15/54	800	752,033
6.20%, 07/01/37	308	331,458
6.25%, 06/01/36	286	309,231
Northern States Power Co./WI, 5.65%, 06/15/54(a)	385	375,073
NorthWestern Corp., 4.18%, 11/15/44	453	354,428
NSTAR Electric Co.
3.10%, 06/01/51(a)	442	283,236
4.40%, 03/01/44	276	228,115
4.55%, 06/01/52	160	129,852
4.95%, 09/15/52	612	533,410
5.50%, 03/15/40	167	165,245
Oglethorpe Power Corp.
3.75%, 08/01/50(a)	325	221,871
4.20%, 12/01/42	249	192,424
4.25%, 04/01/46(a)	235	177,360
4.50%, 04/01/47	385	305,765

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.55%, 06/01/44(a)	$205	$164,425
5.05%, 10/01/48	515	444,117
5.25%, 09/01/50	180	155,029
5.38%, 11/01/40	385	365,185
5.80%, 06/01/54	775	731,368
5.90%, 02/01/55(a)	200	192,702
5.95%, 11/01/39	208	208,818
6.20%, 12/01/53	290	286,689
Ohio Edison Co.
6.88%, 07/15/36	300	333,414
8.25%, 10/15/38(a)	225	277,232
Ohio Power Co.
4.00%, 06/01/49	442	321,960
4.15%, 04/01/48	415	312,441
Series F, 5.85%, 10/01/35(a)	185	188,711
Series R, 2.90%, 10/01/51	570	335,056
Oklahoma Gas & Electric Co.
3.85%, 08/15/47	300	221,622
3.90%, 05/01/43	210	160,835
4.00%, 12/15/44	245	189,677
4.15%, 04/01/47(a)	366	282,068
4.55%, 03/15/44	246	203,701
5.25%, 05/15/41(a)	240	219,584
5.60%, 04/01/53	382	362,919
5.80%, 04/01/55	325	316,222
5.85%, 06/01/40(a)	240	241,583
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	532	303,205
3.10%, 09/15/49	526	334,923
3.70%, 05/15/50	396	279,921
3.75%, 04/01/45	494	370,731
3.80%, 09/30/47	338	248,337
3.80%, 06/01/49	508	368,801
4.10%, 11/15/48	464	354,861
4.55%, 12/01/41	155	132,993
4.60%, 06/01/52	426	346,558
4.95%, 09/15/52	901	777,865
5.25%, 09/30/40	456	436,284
5.30%, 06/01/42(a)	312	291,945
5.35%, 10/01/52(a)	340	310,258
5.55%, 06/15/54	560	528,026
5.80%, 04/01/55(b)	585	568,026
7.50%, 09/01/38	168	198,759
Pacific Gas and Electric Co.
3.30%, 08/01/40	811	577,966
3.50%, 08/01/50	2,085	1,320,181
3.75%, 08/15/42	358	252,400
3.95%, 12/01/47	669	462,672
4.00%, 12/01/46	741	518,111
4.20%, 06/01/41	448	339,467
4.25%, 03/15/46	467	340,135
4.30%, 03/15/45	545	405,783
4.45%, 04/15/42	396	308,118
4.50%, 07/01/40	1,736	1,422,199
4.50%, 12/15/41(a)	239	184,649
4.60%, 06/15/43	375	294,169
4.75%, 02/15/44	649	517,480
4.95%, 07/01/50	3,010	2,388,115
5.25%, 03/01/52	712	579,678
5.90%, 10/01/54	622	557,069
6.15%, 03/01/55	860	796,585
Security	Par (000)	Value
Electric (continued)
6.70%, 04/01/53	$1,056	$1,045,796
6.75%, 01/15/53	1,570	1,563,385
PacifiCorp
2.90%, 06/15/52	1,512	866,508
3.30%, 03/15/51	598	377,533
4.10%, 02/01/42	305	238,050
4.13%, 01/15/49	625	460,894
4.15%, 02/15/50	572	422,125
5.25%, 06/15/35	285	280,135
5.35%, 12/01/53	1,327	1,164,591
5.50%, 05/15/54(a)	1,480	1,331,761
5.75%, 04/01/37	560	558,669
5.80%, 01/15/55	1,394	1,303,326
6.00%, 01/15/39	544	548,131
6.10%, 08/01/36	320	328,669
6.25%, 10/15/37	518	535,444
6.35%, 07/15/38	65	67,550
PECO Energy Co.
2.80%, 06/15/50	392	237,462
2.85%, 09/15/51	445	270,363
3.00%, 09/15/49	370	235,638
3.05%, 03/15/51	365	228,150
3.70%, 09/15/47	398	290,732
3.90%, 03/01/48	679	513,662
4.15%, 10/01/44	289	233,596
4.38%, 08/15/52	472	379,871
4.60%, 05/15/52	480	397,640
4.80%, 10/15/43(a)	250	219,052
5.25%, 09/15/54	250	230,146
5.95%, 10/01/36	286	299,829
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.00%, 06/30/50(b)	895	612,656
4.38%, 02/05/50(b)	505	371,879
4.88%, 07/17/49(a)(b)	623	493,472
5.25%, 10/24/42(a)(b)	1,050	910,435
5.25%, 05/15/47(a)(b)	515	436,497
6.15%, 05/21/48(b)	845	804,686
6.25%, 01/25/49(b)	540	520,800
Potomac Electric Power Co.
4.15%, 03/15/43	541	437,132
5.50%, 03/15/54	345	326,362
6.50%, 11/15/37	450	494,573
7.90%, 12/15/38(a)	230	281,451
PPL Electric Utilities Corp.
3.00%, 10/01/49	420	268,902
3.95%, 06/01/47	350	268,266
4.13%, 06/15/44	317	257,973
4.15%, 10/01/45	364	295,666
4.15%, 06/15/48	372	294,208
4.75%, 07/15/43	335	297,363
5.20%, 07/15/41	235	220,116
5.25%, 05/15/53	578	537,472
6.25%, 05/15/39(a)	195	210,838
Progress Energy Inc., 6.00%, 12/01/39	560	572,659
Public Service Co. of Colorado
3.55%, 06/15/46(a)	222	153,280
3.60%, 09/15/42	488	367,881
3.80%, 06/15/47	283	205,151
3.95%, 03/15/43	204	154,819
4.05%, 09/15/49	378	280,912

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.10%, 06/15/48	$507	$385,236
4.30%, 03/15/44	275	221,754
4.50%, 06/01/52	443	350,903
5.25%, 04/01/53	816	724,236
5.75%, 05/15/54	1,125	1,073,706
5.85%, 05/15/55	490	473,061
6.50%, 08/01/38	225	241,810
Series 17, 6.25%, 09/01/37	300	317,129
Series 34, 3.20%, 03/01/50	730	472,223
Series 36, 2.70%, 01/15/51	510	294,011
Public Service Co. of New Hampshire
3.60%, 07/01/49	312	219,591
5.15%, 01/15/53	177	158,207
Public Service Co. of Oklahoma
Series G, 6.63%, 11/15/37	184	195,669
Series K, 3.15%, 08/15/51	467	286,643
Public Service Electric & Gas Co.
2.05%, 08/01/50	393	201,803
2.70%, 05/01/50	359	215,898
3.00%, 03/01/51	452	286,066
3.15%, 01/01/50	298	196,189
3.20%, 08/01/49	405	270,107
3.60%, 12/01/47	337	243,789
3.65%, 09/01/42	225	173,189
3.80%, 01/01/43	385	301,647
3.80%, 03/01/46	536	406,347
3.85%, 05/01/49	356	267,947
3.95%, 05/01/42	411	329,887
4.05%, 05/01/48	330	256,097
4.15%, 11/01/45(a)	249	199,232
5.13%, 03/15/53(a)	535	487,725
5.30%, 08/01/54(a)	495	460,283
5.38%, 11/01/39	180	178,431
5.45%, 08/01/53	278	264,058
5.45%, 03/01/54(a)	350	332,703
5.50%, 03/01/40	195	194,549
5.70%, 12/01/36	184	188,605
5.80%, 05/01/37	227	236,595
Series D, 5.25%, 07/01/35(a)	70	68,169
Series I, 4.00%, 06/01/44(a)	280	217,776
Series K, 4.05%, 05/01/45(a)	269	209,598
Public Service Electric and Gas Co., Series Q, 5.50%, 03/01/55	75	71,972
Puget Sound Energy Inc.
2.89%, 09/15/51	280	167,728
3.25%, 09/15/49	461	298,851
4.22%, 06/15/48	599	466,756
4.30%, 05/20/45	246	198,783
4.43%, 11/15/41	246	202,061
5.45%, 06/01/53	281	259,847
5.48%, 06/01/35	154	152,944
5.64%, 04/15/41	25	24,310
5.69%, 06/15/54	585	558,610
5.76%, 10/01/39	280	282,600
5.76%, 07/15/40(a)	245	240,398
5.80%, 03/15/40	239	240,126
6.27%, 03/15/37	220	233,450
6.72%, 06/15/36	215	233,758
Ruwais Power Co. PJSC, 6.00%, 08/31/36(a)(b)	755	773,241
RWE Finance U.S. LLC, 6.25%, 04/16/54(a)(b)	1,170	1,130,627
Security	Par (000)	Value
Electric (continued)
San Diego Gas & Electric Co.
3.70%, 03/15/52	$478	$331,976
3.95%, 11/15/41	221	171,729
4.15%, 05/15/48	520	394,947
4.30%, 04/01/42	257	204,664
4.50%, 08/15/40	457	399,104
5.35%, 05/15/40(a)	195	189,281
5.35%, 04/01/53	639	577,967
5.55%, 04/15/54	523	485,263
6.00%, 06/01/39	48	49,493
Series FFF, 6.13%, 09/15/37	180	185,989
Series RRR, 3.75%, 06/01/47	296	212,791
Series TTT, 4.10%, 06/15/49	491	365,252
Series UUU, 3.32%, 04/15/50	462	300,332
Series WWW, 2.95%, 08/15/51	577	351,464
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(a)(b)	1,010	936,749
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(b)	1,252	1,212,968
Sempra
3.80%, 02/01/38	1,068	863,977
4.00%, 02/01/48	553	398,852
6.00%, 10/15/39	812	806,073
Sierra Pacific Power Co.
5.90%, 03/15/54	422	409,791
Series P, 6.75%, 07/01/37	235	255,513
Solar Star Funding LLC, 5.38%, 06/30/35(b)	248	250,730
Southern California Edison Co.
3.45%, 02/01/52	720	444,016
3.65%, 02/01/50(a)	1,212	785,092
3.90%, 12/01/41(a)	280	202,379
4.00%, 04/01/47	1,729	1,213,280
4.05%, 03/15/42	380	280,840
4.50%, 09/01/40	367	298,059
4.65%, 10/01/43	796	631,400
5.50%, 03/15/40	426	388,346
5.63%, 02/01/36	319	310,474
5.70%, 03/01/53	390	340,593
5.75%, 04/15/54	470	412,869
5.88%, 12/01/53	641	573,155
5.90%, 03/01/55(a)	500	448,968
6.05%, 03/15/39(a)	441	436,342
6.20%, 09/15/55	540	503,676
Series 05-B, 5.55%, 01/15/36(a)	230	222,905
Series 05-E, 5.35%, 07/15/35	288	276,140
Series 06-E, 5.55%, 01/15/37	208	198,627
Series 08-A, 5.95%, 02/01/38	537	524,402
Series 13-A, 3.90%, 03/15/43	332	239,984
Series 20A, 2.95%, 02/01/51	525	296,635
Series B, 4.88%, 03/01/49	601	471,277
Series C, 3.60%, 02/01/45	388	259,900
Series C, 4.13%, 03/01/48	1,160	820,183
Series E, 5.45%, 06/01/52	375	315,020
Series H, 3.65%, 06/01/51	968	618,355
Southern Co. (The)
4.25%, 07/01/36(a)	292	263,027
4.40%, 07/01/46	1,874	1,513,272
Southern Power Co.
5.15%, 09/15/41(a)	425	388,178
5.25%, 07/15/43(a)	300	273,031
Series F, 4.95%, 12/15/46	178	151,444

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Southwestern Electric Power Co.
3.25%, 11/01/51	$1,085	$670,509
6.20%, 03/15/40	244	250,629
Series J, 3.90%, 04/01/45	363	266,242
Series L, 3.85%, 02/01/48	455	320,979
Southwestern Public Service Co.
3.40%, 08/15/46	287	193,432
3.70%, 08/15/47	417	296,717
3.75%, 06/15/49	615	432,253
4.50%, 08/15/41	383	323,084
6.00%, 10/01/36(a)	226	230,815
6.00%, 06/01/54	525	514,414
Series 6, 4.40%, 11/15/48	307	239,803
Series 8, 3.15%, 05/01/50	913	575,208
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(b)	625	578,711
State Grid Overseas Investment 2013 Ltd., 4.38%, 05/22/43(a)(b)	475	430,446
State Grid Overseas Investment 2014 Ltd., 4.85%, 05/07/44(b)	715	685,546
State Grid Overseas Investment BVI Ltd., 4.00%, 05/04/47(a)(b)	425	357,938
Tampa Electric Co.
3.45%, 03/15/51	205	136,437
3.63%, 06/15/50	255	176,909
4.10%, 06/15/42	244	198,781
4.20%, 05/15/45	20	15,538
4.30%, 06/15/48	370	290,095
4.35%, 05/15/44	299	244,427
4.45%, 06/15/49(a)	401	319,936
5.00%, 07/15/52	145	125,373
6.15%, 05/15/37	180	186,033
6.55%, 05/15/36	210	223,521
Tierra Mojada Luxembourg II SARL, 5.75%, 12/01/40(b)	325	301,647
Toledo Edison Co. (The), 6.15%, 05/15/37	90	95,854
Tri-State Generation & Transmission Association Inc.
4.70%, 11/01/44(a)	231	181,712
6.00%, 06/15/40(a)(b)	467	464,194
Tucson Electric Power Co.
3.25%, 05/01/51(a)	221	140,523
4.00%, 06/15/50	251	183,461
4.85%, 12/01/48(a)	349	296,153
5.50%, 04/15/53	275	254,208
5.90%, 04/15/55(a)	185	180,593
Union Electric Co.
2.63%, 03/15/51(a)	771	443,455
3.25%, 10/01/49	368	245,283
3.65%, 04/15/45	376	276,438
3.90%, 09/15/42	484	384,763
3.90%, 04/01/52	560	413,248
4.00%, 04/01/48	221	167,606
5.13%, 03/15/55	440	392,273
5.25%, 01/15/54(a)	385	347,547
5.30%, 08/01/37	212	210,672
5.45%, 03/15/53	394	368,739
8.45%, 03/15/39	107	133,937
Virginia Electric & Power Co.
2.45%, 12/15/50	1,014	551,062
2.95%, 11/15/51	988	597,066
Security	Par (000)	Value
Electric (continued)
3.30%, 12/01/49	$417	$271,404
4.00%, 01/15/43	516	404,593
4.45%, 02/15/44	578	478,684
4.60%, 12/01/48	667	547,463
5.35%, 01/15/54	530	480,962
5.45%, 04/01/53	772	712,780
5.55%, 08/15/54	630	588,767
5.65%, 03/15/55(a)	545	518,875
5.70%, 08/15/53	535	509,707
6.35%, 11/30/37	442	467,905
8.88%, 11/15/38	642	830,916
Series A, 6.00%, 05/15/37	573	590,788
Series B, 3.80%, 09/15/47	643	468,000
Series B, 4.20%, 05/15/45	352	278,503
Series B, 6.00%, 01/15/36(a)	538	558,906
Series C, 4.00%, 11/15/46	542	410,046
Series C, 4.63%, 05/15/52	653	531,007
Series D, 4.65%, 08/15/43	598	513,433
Wisconsin Electric Power Co.
3.65%, 12/15/42(a)	236	176,968
4.25%, 06/01/44	201	159,915
4.30%, 12/15/45(a)	181	144,147
4.30%, 10/15/48(a)	292	232,926
5.05%, 10/01/54(a)	85	74,400
5.70%, 12/01/36(a)	195	202,489
Wisconsin Power and Light Co.
3.65%, 04/01/50	344	239,155
4.10%, 10/15/44	250	191,324
6.38%, 08/15/37	195	207,401
7.60%, 10/01/38	190	222,011
Wisconsin Public Service Corp.
2.85%, 12/01/51	885	527,619
3.30%, 09/01/49	124	82,299
3.67%, 12/01/42	308	234,158
4.75%, 11/01/44	420	365,267
Xcel Energy Inc.
3.50%, 12/01/49	496	329,020
4.80%, 09/15/41	228	193,567
6.50%, 07/01/36	355	371,910
		311,008,353
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
2.75%, 10/15/50	481	293,493
2.80%, 12/21/51	875	530,688
5.25%, 11/15/39	282	280,764
6.13%, 04/15/39(a)	195	209,265
		1,314,210
Electronics — 0.2%
Amphenol Corp., 5.38%, 11/15/54(a)	265	252,772
Fortive Corp., 4.30%, 06/15/46(a)	614	485,513
Honeywell International Inc.
2.80%, 06/01/50(a)	709	435,230
3.81%, 11/21/47	512	384,791
5.25%, 03/01/54	1,575	1,456,443
5.35%, 03/01/64	549	501,669
5.38%, 03/01/41(a)	378	367,422
5.70%, 03/15/36	348	359,292
5.70%, 03/15/37	451	464,076
Tyco Electronics Group SA, 7.13%, 10/01/37	375	427,575
		5,134,783

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Energy - Alternate Sources — 0.0%
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(a)(b)	$475	$389,197
Engineering & Construction — 0.2%
Aeropuerto Internacional de Tocumen SA
4.00%, 08/11/41(a)(b)	525	382,410
5.13%, 08/11/61(a)(b)	1,307	883,859
Cellnex Finance Co. SA, 3.88%, 07/07/41(b)	200	152,582
LBJ Infrastructure Group LLC, 3.80%, 12/31/57(a)(b)	332	217,965
Mexico City Airport Trust
5.50%, 10/31/46(b)	663	532,643
5.50%, 07/31/47(a)(b)	1,691	1,348,573
		3,518,032
Entertainment — 0.3%
Warnermedia Holdings Inc.
5.05%, 03/15/42	4,040	2,906,083
5.14%, 03/15/52	6,073	3,936,872
5.39%, 03/15/62	1,634	1,051,858
		7,894,813
Environmental Control — 0.2%
Nature Conservancy (The), Series A, 3.96%, 03/01/52(a)	352	267,344
Republic Services Inc.
3.05%, 03/01/50(a)	498	325,942
5.70%, 05/15/41(a)	353	356,211
6.20%, 03/01/40	357	379,357
Waste Connections Inc.
2.95%, 01/15/52	766	473,500
3.05%, 04/01/50	512	329,029
Waste Management Inc.
2.50%, 11/15/50(a)	494	283,731
2.95%, 06/01/41	444	318,682
4.10%, 03/01/45(a)	245	198,971
4.15%, 07/15/49	715	563,006
5.35%, 10/15/54(a)	1,070	1,011,966
		4,507,739
Food — 2.2%
Alfa SAB de CV, 6.88%, 03/25/44(b)	457	476,504
Bimbo Bakeries USA Inc.
4.00%, 05/17/51(b)	585	412,614
5.38%, 01/09/36(b)	635	612,112
Cencosud SA, 6.63%, 02/12/45(b)	200	201,846
Conagra Brands Inc.
5.30%, 11/01/38	813	761,858
5.40%, 11/01/48	935	822,930
Flowers Foods Inc., 6.20%, 03/15/55(a)	65	63,253
General Mills Inc.
3.00%, 02/01/51(a)	586	363,112
4.15%, 02/15/43	305	244,285
4.55%, 04/17/38	389	348,915
4.70%, 04/17/48(a)	437	366,209
5.40%, 06/15/40(a)	406	390,885
Gruma SAB de CV, 5.76%, 12/09/54(b)	195	180,135
Grupo Bimbo SAB de CV
4.00%, 09/06/49(a)(b)	550	395,665
4.70%, 11/10/47(b)	599	487,349
4.88%, 06/27/44(b)	400	337,534
Hershey Co. (The)
2.65%, 06/01/50(a)	368	218,542
Security	Par (000)	Value
Food (continued)
3.13%, 11/15/49	$399	$264,145
3.38%, 08/15/46(a)	304	217,709
Hormel Foods Corp., 3.05%, 06/03/51	589	374,824
Ingredion Inc.
3.90%, 06/01/50	380	272,890
6.63%, 04/15/37	199	215,296
J.M. Smucker Co. (The)
4.38%, 03/15/45	537	433,685
6.50%, 11/15/43	709	741,135
6.50%, 11/15/53(a)	890	935,306
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
4.38%, 02/02/52	850	639,747
6.50%, 12/01/52	1,435	1,454,262
7.25%, 11/15/53	855	942,791
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 6.38%, 02/25/55(a)(b)	665	661,077
Kellanova
4.50%, 04/01/46	630	525,851
5.75%, 05/16/54	400	386,141
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	475	472,951
Kraft Heinz Foods Co.
4.38%, 06/01/46	2,605	2,056,500
4.63%, 10/01/39	370	323,347
4.88%, 10/01/49	1,274	1,065,486
5.00%, 07/15/35(a)	571	553,579
5.00%, 06/04/42	1,280	1,128,856
5.20%, 07/15/45	1,506	1,335,702
5.50%, 06/01/50	705	641,836
6.50%, 02/09/40	563	589,911
6.88%, 01/26/39	725	782,693
7.13%, 08/01/39(b)	748	824,642
Kroger Co. (The)
3.88%, 10/15/46	491	361,861
3.95%, 01/15/50	563	414,155
4.45%, 02/01/47	1,014	816,896
4.65%, 01/15/48	510	419,030
5.00%, 04/15/42	347	309,881
5.15%, 08/01/43	159	143,682
5.40%, 07/15/40(a)	290	277,870
5.40%, 01/15/49(a)	586	532,045
5.50%, 09/15/54	1,960	1,812,379
5.65%, 09/15/64	1,343	1,239,984
6.90%, 04/15/38	235	258,300
Mars Inc.
2.38%, 07/16/40(b)	915	626,115
2.45%, 07/16/50(a)(b)	412	227,254
3.88%, 04/01/39(b)	569	481,752
3.95%, 04/01/44(a)(b)	317	252,051
3.95%, 04/01/49(a)(b)	848	647,693
4.13%, 04/01/54(b)	482	366,035
4.20%, 04/01/59(a)(b)	716	537,799
5.65%, 05/01/45(b)	2,395	2,349,572
5.70%, 05/01/55(b)	3,754	3,641,755
5.80%, 05/01/65(b)	775	751,906
McCormick & Co. Inc./MD, 4.20%, 08/15/47	304	236,575
Mondelez International Inc., 2.63%, 09/04/50(a)	1,100	636,557
Nestle Capital Corp., 5.10%, 03/12/54(b)	580	536,203
Nestle Holdings Inc.
2.50%, 09/14/41(b)	515	349,311
2.63%, 09/14/51(a)(b)	497	294,385

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
3.90%, 09/24/38(a)(b)	$1,062	$934,507
4.00%, 09/24/48(a)(b)	1,737	1,386,060
4.70%, 01/15/53(a)(b)	938	815,851
Sysco Corp.
3.15%, 12/14/51	791	489,810
3.30%, 02/15/50	534	346,378
4.45%, 03/15/48	268	216,074
4.50%, 04/01/46	526	426,885
4.85%, 10/01/45	510	439,880
5.38%, 09/21/35	325	324,005
6.60%, 04/01/40	325	346,843
6.60%, 04/01/50	1,094	1,155,992
Tesco PLC, 6.15%, 11/15/37(b)	280	279,934
The Campbell's Co.
3.13%, 04/24/50(a)	458	287,938
4.80%, 03/15/48	657	560,330
5.25%, 10/13/54	260	228,817
Tyson Foods Inc.
4.55%, 06/02/47	700	567,592
5.10%, 09/28/48	1,371	1,198,990
5.15%, 08/15/44	292	260,833
		53,311,875
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA
5.15%, 01/29/50(a)(b)	477	386,073
5.50%, 11/02/47	327	283,517
5.50%, 04/30/49(a)(b)	480	412,654
International Paper Co.
4.35%, 08/15/48	711	551,450
4.40%, 08/15/47	644	502,459
4.80%, 06/15/44	535	451,747
5.00%, 09/15/35	106	102,169
5.15%, 05/15/46(a)	310	271,265
6.00%, 11/15/41	673	663,610
7.30%, 11/15/39	379	423,275
Suzano Austria GmbH, 7.00%, 03/16/47(a)(b)	1,133	1,170,293
		5,218,512
Gas — 1.0%
APA Infrastructure Ltd., 5.75%, 09/16/44(a)(b)	260	246,666
Atmos Energy Corp.
2.85%, 02/15/52	614	367,830
3.38%, 09/15/49	500	339,818
4.13%, 10/15/44	706	572,214
4.13%, 03/15/49	411	318,471
4.15%, 01/15/43	494	405,117
4.30%, 10/01/48	561	450,998
5.00%, 12/15/54(a)	650	573,717
5.50%, 06/15/41	295	290,103
5.75%, 10/15/52	392	384,812
6.20%, 11/15/53	439	459,085
Boston Gas Co.
4.49%, 02/15/42(b)	475	389,150
6.12%, 07/20/53(b)	360	350,445
Brooklyn Union Gas Co. (The)
4.27%, 03/15/48(b)	660	495,317
4.49%, 03/04/49(b)	452	345,175
4.50%, 03/10/46(a)(b)	392	310,728
6.42%, 07/18/54(b)	435	437,657
CenterPoint Energy Resources Corp.
5.85%, 01/15/41	321	318,283
Security	Par (000)	Value
Gas (continued)
6.63%, 11/01/37(a)	$250	$275,992
Centrica PLC, 5.38%, 10/16/43(a)(b)	399	351,249
East Ohio Gas Co. (The), 3.00%, 06/15/50(b)	727	440,631
KeySpan Gas East Corp.
3.59%, 01/18/52(b)	334	213,150
5.82%, 04/01/41(b)	475	448,238
Korea Gas Corp., 6.25%, 01/20/42(a)(b)	645	693,047
Mega Advance Investments Ltd., 6.38%, 05/12/41(b)	385	406,354
NiSource Inc.
3.95%, 03/30/48	707	529,000
4.38%, 05/15/47	967	772,471
4.80%, 02/15/44	655	566,022
5.00%, 06/15/52(a)	639	547,927
5.25%, 02/15/43	482	440,684
5.65%, 02/01/45	483	459,477
5.80%, 02/01/42	244	234,538
5.85%, 04/01/55	320	309,110
5.95%, 06/15/41	337	333,139
ONE Gas Inc.
4.50%, 11/01/48(a)	312	252,352
4.66%, 02/01/44	606	521,445
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50(a)	222	143,071
3.64%, 11/01/46	185	129,649
4.65%, 08/01/43	334	282,711
5.05%, 05/15/52	442	376,883
Snam SpA, 6.50%, 05/28/55(b)	360	361,616
Southern California Gas Co.
3.75%, 09/15/42	310	233,524
4.45%, 03/15/44	290	234,267
5.13%, 11/15/40	306	286,961
5.60%, 04/01/54(a)	405	379,401
5.75%, 06/01/53	499	474,728
6.00%, 06/15/55	1,050	1,038,690
6.35%, 11/15/52(a)	413	426,880
Series KK, 5.75%, 11/15/35(a)	290	295,220
Series UU, 4.13%, 06/01/48	404	306,168
Series VV, 4.30%, 01/15/49	554	430,553
Series WW, 3.95%, 02/15/50	350	255,205
Southern Co. Gas Capital Corp.
3.95%, 10/01/46	496	368,846
4.40%, 06/01/43	489	400,199
4.40%, 05/30/47	437	344,818
5.88%, 03/15/41	656	651,295
Series 21A, 3.15%, 09/30/51	378	233,106
Southwest Gas Corp.
3.18%, 08/15/51(a)	333	204,684
3.80%, 09/29/46	303	216,181
4.15%, 06/01/49	287	213,236
Spire Inc., 4.70%, 08/15/44	335	274,850
Spire Missouri Inc., 3.30%, 06/01/51	255	166,562
Washington Gas Light Co.
3.65%, 09/15/49	420	292,971
Series K, 3.80%, 09/15/46	421	310,842
		24,183,529
Hand & Machine Tools — 0.1%
Snap-on Inc.
3.10%, 05/01/50(a)	438	284,655
4.10%, 03/01/48	358	280,383

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hand & Machine Tools (continued)
Stanley Black & Decker Inc.
2.75%, 11/15/50(a)	$679	$374,095
4.85%, 11/15/48(a)	537	434,448
5.20%, 09/01/40	315	288,817
		1,662,398
Health Care - Products — 1.0%
Abbott Laboratories
4.75%, 11/30/36	1,467	1,435,462
4.75%, 04/15/43	611	567,873
4.90%, 11/30/46	2,958	2,742,708
5.30%, 05/27/40	578	578,059
6.00%, 04/01/39	452	489,537
6.15%, 11/30/37	492	536,779
Alcon Finance Corp.
3.80%, 09/23/49(b)	506	357,519
5.75%, 12/06/52(b)	520	500,044
Baxter International Inc.
3.13%, 12/01/51(a)	733	450,800
3.50%, 08/15/46	329	225,740
4.50%, 06/15/43	249	200,664
6.25%, 12/01/37(a)	150	155,369
Boston Scientific Corp.
4.55%, 03/01/39	417	384,836
4.70%, 03/01/49(a)	506	443,076
6.50%, 11/15/35(a)	304	336,033
7.38%, 01/15/40(a)	235	277,472
Covidien International Finance SA, 6.55%, 10/15/37	170	186,764
Danaher Corp.
2.60%, 10/01/50(a)	780	457,001
2.80%, 12/10/51(a)	1,064	642,377
4.38%, 09/15/45	442	375,209
DH Europe Finance II SARL
3.25%, 11/15/39	743	580,950
3.40%, 11/15/49	852	587,308
GE HealthCare Technologies Inc., 6.38%, 11/22/52	953	1,005,562
Koninklijke Philips NV
5.00%, 03/15/42	494	432,372
6.88%, 03/11/38	542	581,322
Medtronic Inc.
4.00%, 04/01/43(a)	285	233,917
4.63%, 03/15/45(a)	1,700	1,489,881
Revvity Inc., 3.63%, 03/15/51	424	279,026
Solventum Corp.
5.90%, 04/30/54(a)	1,160	1,113,203
6.00%, 05/15/64	520	496,131
STERIS Irish FinCo Unlimited Co., 3.75%, 03/15/51	628	435,950
Stryker Corp.
2.90%, 06/15/50(a)	615	391,615
4.10%, 04/01/43	382	309,463
4.38%, 05/15/44	398	331,262
4.63%, 03/15/46	942	809,149
Thermo Fisher Scientific Inc.
2.80%, 10/15/41	922	643,415
4.10%, 08/15/47(a)	708	561,780
5.30%, 02/01/44	398	375,942
5.40%, 08/10/43	694	672,519
Zimmer Biomet Holdings Inc.
4.25%, 08/15/35(a)	166	148,682
Security	Par (000)	Value
Health Care - Products (continued)
4.45%, 08/15/45	$334	$268,108
5.75%, 11/30/39	242	238,767
		23,329,646
Health Care - Services — 4.9%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51	222	133,433
Adventist Health System/West, 3.63%, 03/01/49(a)	340	222,395
Advocate Health & Hospitals Corp.
3.39%, 10/15/49	248	171,103
4.27%, 08/15/48	228	177,886
Series 2020, 3.01%, 06/15/50	145	91,811
Aetna Inc.
3.88%, 08/15/47	190	133,798
4.50%, 05/15/42	364	294,002
4.75%, 03/15/44	352	287,370
6.63%, 06/15/36(a)	697	734,110
6.75%, 12/15/37	455	481,951
AHS Hospital Corp.
5.02%, 07/01/45	416	379,563
Series 2021, 2.78%, 07/01/51	229	136,538
Allina Health System
2.90%, 11/15/51	332	196,829
4.81%, 11/15/45	259	221,088
Series 2019, 3.89%, 04/15/49	326	241,342
Ascension Health
3.95%, 11/15/46	1,074	840,520
4.85%, 11/15/53	420	365,745
Series B, 3.11%, 11/15/39	394	301,123
Banner Health
2.91%, 01/01/42(a)	245	167,785
2.91%, 01/01/51(a)	330	206,256
Series 2020, 3.18%, 01/01/50(a)	403	258,636
Baptist Health South Florida Inc., Series 2017, 4.34%, 11/15/41	193	161,260
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71(a)	10	5,368
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50	235	157,754
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50	411	303,927
Baylor Scott & White Holdings
3.97%, 11/15/46	370	288,634
4.19%, 11/15/45	308	249,442
Series 2021, 2.84%, 11/15/50	780	476,112
Beth Israel Lahey Health Inc., Series L, 3.08%, 07/01/51	195	117,368
Bon Secours Mercy Health Inc., Series 20-2, 3.21%, 06/01/50	265	169,617
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50	192	123,976
Children's Health System of Texas, 2.51%, 08/15/50	387	220,535
Children's Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47(a)	282	226,422
Series 2020, 2.59%, 02/01/50(a)	296	170,340
Children's Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	226	187,030
Children's Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50	250	148,578

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Children's Hospital/DC, Series 2020, 2.93%, 07/15/50	$79	$48,153
Cigna Group (The)
3.20%, 03/15/40	592	440,474
3.40%, 03/15/50	1,217	794,384
3.40%, 03/15/51	1,403	910,804
3.88%, 10/15/47	897	650,937
4.80%, 08/15/38	1,957	1,789,668
4.80%, 07/15/46	1,225	1,039,778
4.90%, 12/15/48	2,777	2,353,293
5.38%, 02/15/42(a)	166	153,931
5.60%, 02/15/54(a)	1,380	1,276,329
6.13%, 11/15/41	414	420,120
City of Hope
Series 2013, 5.62%, 11/15/43	367	344,272
Series 2018, 4.38%, 08/15/48(a)	310	240,007
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114(a)	435	351,307
CommonSpirit Health
3.82%, 10/01/49	518	369,146
3.91%, 10/01/50	497	352,736
4.19%, 10/01/49	837	628,728
4.35%, 11/01/42(a)	704	575,379
5.55%, 12/01/54	330	300,578
6.46%, 11/01/52	215	219,420
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50(a)	139	85,009
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	311	215,855
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	469	317,039
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	319	237,443
Dignity Health
4.50%, 11/01/42(a)	231	187,992
5.27%, 11/01/64	160	137,106
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47	459	349,604
Elevance Health Inc.
3.13%, 05/15/50	1,030	651,322
3.60%, 03/15/51	1,414	966,140
3.70%, 09/15/49	711	495,509
4.38%, 12/01/47	1,358	1,079,116
4.55%, 03/01/48	766	619,555
4.55%, 05/15/52	861	684,906
4.63%, 05/15/42	863	738,859
4.65%, 01/15/43	1,021	873,299
4.65%, 08/15/44	522	441,586
4.85%, 08/15/54	403	327,903
5.10%, 01/15/44	550	490,276
5.13%, 02/15/53	1,189	1,033,430
5.65%, 06/15/54	1,105	1,030,979
5.70%, 02/15/55	1,406	1,322,016
5.85%, 01/15/36	330	340,976
5.85%, 11/01/64	680	640,007
6.10%, 10/15/52(a)	754	748,172
6.38%, 06/15/37	110	115,905
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49	155	111,329
Fred Hutchinson Cancer Center, 4.97%, 01/01/52	120	103,228
Security	Par (000)	Value
Health Care - Services (continued)
Hackensack Meridian Health Inc.
4.21%, 07/01/48	$305	$242,937
4.50%, 07/01/57	325	257,936
Series 2020, 2.68%, 09/01/41	525	355,276
Series 2020, 2.88%, 09/01/50	504	307,307
Hartford HealthCare Corp., 3.45%, 07/01/54	80	54,311
HCA Inc.
3.50%, 07/15/51	1,473	943,966
4.38%, 03/15/42	475	382,928
4.63%, 03/15/52	1,820	1,423,295
5.13%, 06/15/39	841	771,276
5.25%, 06/15/49	1,981	1,713,333
5.50%, 06/15/47	1,237	1,119,458
5.90%, 06/01/53	995	931,289
5.95%, 09/15/54	1,045	985,590
6.00%, 04/01/54	1,455	1,380,572
6.10%, 04/01/64(a)	675	637,629
6.20%, 03/01/55	985	961,752
Health Care Service Corp. A Mutual Legal Reserve Co.
3.20%, 06/01/50(b)	559	351,957
5.88%, 06/15/54(a)(b)	945	890,258
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52(a)	357	258,119
Humana Inc.
3.95%, 08/15/49	499	346,248
4.63%, 12/01/42	365	295,951
4.80%, 03/15/47	373	299,073
4.95%, 10/01/44	710	591,565
5.50%, 03/15/53(a)	510	442,663
5.75%, 04/15/54	975	875,859
6.00%, 05/01/55	65	60,257
8.15%, 06/15/38	166	194,621
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48	404	309,817
Series 2021, 2.85%, 11/01/51	205	124,456
Inova Health System Foundation, 4.07%, 05/15/52	300	229,621
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50	240	166,876
Iowa Health System, Series 2020, 3.67%, 02/15/50	189	134,045
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	526	401,089
Kaiser Foundation Hospitals
4.15%, 05/01/47	1,386	1,104,447
4.88%, 04/01/42	519	470,176
Series 2019, 3.27%, 11/01/49	868	583,796
Series 2021, 2.81%, 06/01/41	1,437	996,777
Series 2021, 3.00%, 06/01/51	1,303	818,964
Laboratory Corp. of America Holdings, 4.70%, 02/01/45	804	679,006
Mass General Brigham Inc.
Series 2017, 3.77%, 07/01/48	142	104,891
Series 2020, 3.19%, 07/01/49	89	58,630
Series 2020, 3.34%, 07/01/60(a)	399	251,164
Mayo Clinic
3.77%, 11/15/43(a)	200	157,361
Series 2013, 4.00%, 11/15/47	150	113,857
Series 2016, 4.13%, 11/15/52(a)	363	279,632
Series 2021, 3.20%, 11/15/61(a)	516	315,051

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
McLaren Health Care Corp., Series A, 4.39%, 05/15/48	$331	$265,744
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	80	54,463
Memorial Health Services, 3.45%, 11/01/49	324	221,656
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52(a)	155	119,593
5.00%, 07/01/42	396	368,355
Series 2015, 4.20%, 07/01/55(a)	470	368,169
Series 2020, 2.96%, 01/01/50	50	31,711
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	436	258,037
Montefiore Obligated Group
4.29%, 09/01/50	135	88,801
Series 18-C, 5.25%, 11/01/48(a)	162	129,188
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52	199	143,364
Mount Sinai Hospital (The)
Series 2017, 3.98%, 07/01/48	199	139,753
Series 2019, 3.74%, 07/01/49	480	306,936
Series 2020, 3.39%, 07/01/50(a)	364	214,564
MultiCare Health System, 2.80%, 08/15/50	196	113,989
MyMichigan Health, Series 2020, 3.41%, 06/01/50	275	183,489
Nationwide Children's Hospital Inc., 4.56%, 11/01/52	277	231,634
New York and Presbyterian Hospital (The)
2.26%, 08/01/40(a)	185	123,915
2.61%, 08/01/60(a)	155	83,199
3.56%, 08/01/36	175	149,015
4.02%, 08/01/45	310	244,424
4.06%, 08/01/56	198	147,934
4.76%, 08/01/2116(a)	180	140,878
Series 2019, 3.95%, 08/01/2119(a)	250	164,095
Northwell Healthcare Inc.
3.81%, 11/01/49	603	423,082
3.98%, 11/01/46	335	247,262
4.26%, 11/01/47	689	527,761
6.15%, 11/01/43	305	300,216
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51	284	166,789
Novant Health Inc.
2.64%, 11/01/36	296	226,118
3.17%, 11/01/51	737	470,418
3.32%, 11/01/61(a)	412	252,162
4.37%, 11/01/43	250	203,433
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50	54	31,589
NYU Langone Hospitals
5.75%, 07/01/43	80	79,660
Series 2020, 3.38%, 07/01/55(a)	430	281,713
Ochsner Clinic Foundation, 5.90%, 05/15/45(a)	210	204,881
OhioHealth Corp.
2.83%, 11/15/41(a)	315	218,348
Series 2020, 3.04%, 11/15/50	192	126,336
Orlando Health Obligated Group
3.33%, 10/01/50(a)	155	105,203
4.09%, 10/01/48	270	208,710
5.48%, 10/01/35(a)	60	60,839
Security	Par (000)	Value
Health Care - Services (continued)
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48	$311	$250,224
Series 2020, 3.22%, 11/15/50	445	268,300
Piedmont Healthcare Inc.
2.86%, 01/01/52	466	274,311
Series 2042, 2.72%, 01/01/42	217	145,492
Presbyterian Healthcare Services, 4.88%, 08/01/52	272	237,372
Providence St. Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51	742	401,171
Series A, 3.93%, 10/01/48	104	75,654
Series I, 3.74%, 10/01/47	390	278,166
Queen's Health Systems (The), 4.81%, 07/01/52(a)	185	160,913
Quest Diagnostics Inc., 4.70%, 03/30/45(a)	323	273,824
Rady Children's Hospital-San Diego, Series 21A, 3.15%, 08/15/51	230	146,085
Roche Holdings Inc.
2.61%, 12/13/51(a)(b)	1,836	1,077,367
4.00%, 11/28/44(b)	613	503,049
5.22%, 03/08/54(a)(b)	1,505	1,415,136
7.00%, 03/01/39(a)(b)	845	989,900
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50(a)	500	296,291
Sentara Health, 2.93%, 11/01/51	210	128,663
Sharp HealthCare, Series 20B, 2.68%, 08/01/50(a)	206	121,799
Southern Baptist Hospital of Florida Inc., 4.86%, 07/15/45(a)	265	233,457
Stanford Health Care
3.03%, 08/15/51(a)	177	109,978
Series 2018, 3.80%, 11/15/48	554	407,325
Summa Health, 3.51%, 11/15/51(a)	208	146,584
Sutter Health
5.55%, 08/15/53(a)	10	9,578
Series 2018, 4.09%, 08/15/48	198	153,340
Series 20A, 3.16%, 08/15/40	145	109,920
Series 20A, 3.36%, 08/15/50(a)	390	260,916
Texas Health Resources
2.33%, 11/15/50	235	127,119
4.33%, 11/15/55	210	165,302
Toledo Hospital (The), 5.75%, 11/15/38(a)	170	167,262
Trinity Health Corp.
4.13%, 12/01/45	253	202,037
Series 2019, 3.43%, 12/01/48	223	161,370
Series 2021, 2.63%, 12/01/40	386	267,716
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52(a)	110	98,018
UnitedHealth Group Inc.
2.75%, 05/15/40	935	653,930
2.90%, 05/15/50	1,381	830,232
3.05%, 05/15/41	1,587	1,129,823
3.13%, 05/15/60	1,025	591,663
3.25%, 05/15/51	2,309	1,474,723
3.50%, 08/15/39	1,157	908,008
3.70%, 08/15/49	1,320	926,120
3.75%, 10/15/47	1,021	733,002
3.88%, 08/15/59	1,340	905,072
3.95%, 10/15/42	770	607,209
4.20%, 01/15/47	830	641,539
4.25%, 03/15/43(a)	854	693,588

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
4.25%, 04/15/47	$818	$639,925
4.25%, 06/15/48	1,471	1,138,103
4.38%, 03/15/42	661	551,508
4.45%, 12/15/48	1,173	935,098
4.63%, 07/15/35	930	878,977
4.63%, 11/15/41	728	630,544
4.75%, 07/15/45	2,032	1,733,783
4.75%, 05/15/52	2,130	1,749,837
4.95%, 05/15/62	1,070	879,705
5.05%, 04/15/53	1,827	1,570,308
5.20%, 04/15/63	1,662	1,418,111
5.38%, 04/15/54	1,865	1,678,658
5.50%, 07/15/44	1,310	1,231,755
5.50%, 04/15/64	770	691,621
5.63%, 07/15/54	2,805	2,621,665
5.70%, 10/15/40	409	400,892
5.75%, 07/15/64	1,630	1,521,336
5.80%, 03/15/36	685	700,411
5.88%, 02/15/53	2,225	2,147,806
5.95%, 02/15/41	480	481,625
6.05%, 02/15/63	1,206	1,175,191
6.50%, 06/15/37(a)	465	497,296
6.63%, 11/15/37	610	657,569
6.88%, 02/15/38(a)	990	1,096,520
UPMC, 5.38%, 05/15/43	232	213,334
WakeMed, Series A, 3.29%, 10/01/52(a)	90	58,672
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50	190	116,838
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48	299	249,583
Series 2021, 3.07%, 03/01/51	468	277,501
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50	120	68,188
		117,227,068
Holding Companies - Diversified — 0.1%
CK Hutchison International 19 II Ltd., 3.38%, 09/06/49(b)	687	463,865
JAB Holdings BV
3.75%, 05/28/51(b)	440	287,991
4.50%, 04/08/52(b)	525	389,607
		1,141,463
Home Builders — 0.0%
DR Horton Inc., 5.50%, 10/15/35	455	455,043
MDC Holdings Inc.
3.97%, 08/06/61(a)	192	138,204
6.00%, 01/15/43(a)	431	381,889
		975,136
Home Furnishings — 0.0%
Leggett & Platt Inc., 3.50%, 11/15/51	473	282,977
Household Products & Wares — 0.2%
Church & Dwight Co. Inc.
3.95%, 08/01/47	176	134,325
5.00%, 06/15/52	500	437,305
Kimberly-Clark Corp.
2.88%, 02/07/50	445	282,128
3.20%, 07/30/46(a)	468	323,048
3.70%, 06/01/43	225	175,600
3.90%, 05/04/47	347	264,570
5.30%, 03/01/41	447	432,766
Security	Par (000)	Value
Household Products & Wares (continued)
6.63%, 08/01/37	$585	$664,966
SC Johnson & Son Inc.
4.00%, 05/15/43(b)	375	292,531
4.35%, 09/30/44(a)(b)	250	193,695
4.75%, 10/15/46(b)	815	688,855
4.80%, 09/01/40(b)	518	473,381
		4,363,170
Insurance — 4.8%
200 Park Funding Trust, 5.74%, 02/15/55(b)	200	192,868
Aflac Inc.
4.00%, 10/15/46	336	257,122
4.75%, 01/15/49	484	406,672
6.45%, 08/15/40	249	265,694
AIA Group Ltd.
3.20%, 09/16/40(b)	1,575	1,193,492
4.50%, 03/16/46(b)	765	659,288
4.88%, 03/11/44(a)(b)	412	374,314
5.40%, 09/30/54(b)	520	476,170
Alleghany Corp.
3.25%, 08/15/51	485	318,811
4.90%, 09/15/44(a)	291	258,646
Allstate Corp. (The)
3.85%, 08/10/49	481	354,589
4.20%, 12/15/46	677	537,622
4.50%, 06/15/43	460	388,035
5.95%, 04/01/36	310	326,201
6.50%, 05/15/67(d)	434	434,779
American Financial Group Inc./OH, 4.50%, 06/15/47	600	472,733
American International Group Inc.
4.38%, 06/30/50	909	734,660
4.50%, 07/16/44	697	591,686
4.75%, 04/01/48	1,105	951,414
4.80%, 07/10/45	280	245,984
6.25%, 05/01/36	215	227,539
AmFam Holdings Inc., 3.83%, 03/11/51(a)(b)	457	281,403
Aon Corp., 6.25%, 09/30/40	337	352,713
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51	553	329,290
3.90%, 02/28/52	857	614,823
Aon Global Ltd.
4.25%, 12/12/42	276	217,702
4.45%, 05/24/43	220	178,997
4.60%, 06/14/44	325	272,968
4.75%, 05/15/45	648	554,084
Aon North America Inc., 5.75%, 03/01/54	1,820	1,737,690
Arch Capital Finance LLC, 5.03%, 12/15/46	460	402,760
Arch Capital Group Ltd., 3.64%, 06/30/50	911	642,541
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	459	413,524
Arthur J Gallagher & Co.
3.05%, 03/09/52	462	281,658
3.50%, 05/20/51	885	595,704
5.55%, 02/15/55	1,460	1,353,531
5.75%, 03/02/53	533	510,074
5.75%, 07/15/54	542	515,376
6.75%, 02/15/54	612	660,287
Assured Guaranty Municipal Holdings Inc., 6.40%, 12/15/66(b)(d)	225	207,666
Assured Guaranty U.S. Holdings Inc., 3.60%, 09/15/51	405	265,175

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Athene Holding Ltd.
3.45%, 05/15/52(a)	$470	$288,710
3.95%, 05/25/51	463	314,619
6.25%, 04/01/54	905	864,710
Augustar Life Insurance Co., 6.88%, 06/15/42(b)	230	202,452
AXA SA, 6.38%, (1-day SOFR Index + 2.256%)(b)(d)(f)	250	271,600
Axis Specialty Finance PLC, 5.15%, 04/01/45(a)	164	144,265
Beacon Funding Trust, 6.27%, 08/15/54(b)	1,135	1,087,738
Belrose Funding Trust II, 6.79%, 05/15/55(b)	25	25,058
Berkshire Hathaway Finance Corp.
2.50%, 01/15/51	741	430,365
2.85%, 10/15/50	1,615	1,015,955
3.85%, 03/15/52	2,490	1,866,396
4.20%, 08/15/48	2,261	1,855,874
4.25%, 01/15/49	1,800	1,491,299
4.30%, 05/15/43	431	373,974
4.40%, 05/15/42	683	615,795
5.75%, 01/15/40	499	528,559
Berkshire Hathaway Inc., 4.50%, 02/11/43(a)	924	839,849
Brighthouse Financial Inc.
3.85%, 12/22/51	333	211,075
4.70%, 06/22/47(a)	921	695,431
Brown & Brown Inc., 4.95%, 03/17/52	580	479,875
Chubb Corp. (The)
6.00%, 05/11/37(a)	605	644,227
Series 1, 6.50%, 05/15/38	583	643,465
Chubb INA Holdings LLC
2.85%, 12/15/51	573	356,319
3.05%, 12/15/61(a)	784	466,437
4.15%, 03/13/43	434	359,817
4.35%, 11/03/45	1,430	1,196,439
6.70%, 05/15/36	291	323,931
Corebridge Financial Inc.
4.35%, 04/05/42	435	356,624
4.40%, 04/05/52(a)	1,088	844,360
Empower Finance 2020 LP, 3.08%, 09/17/51(b)	667	408,116
Equitable Holdings Inc., 5.00%, 04/20/48	1,175	1,007,743
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52	973	582,941
3.50%, 10/15/50	901	592,975
4.87%, 06/01/44	290	250,009
Fairfax Financial Holdings Ltd.
6.10%, 03/15/55	510	484,074
6.35%, 03/22/54	900	880,804
Farmers Insurance Exchange, 4.75%, 11/01/57(b)(d)	232	185,486
Fidelity National Financial Inc., 3.20%, 09/17/51	470	280,340
Five Corners Funding Trust IV, 6.00%, 02/15/53(b)	676	672,463
Global Atlantic Fin Co., 6.75%, 03/15/54(a)(b)	712	705,327
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48(b)	578	476,318
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47(b)	601	466,499
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70(b)	234	152,342
4.85%, 01/24/77(b)	488	394,164
4.88%, 06/19/64(a)(b)	380	317,872
Hartford Financial Services Group Inc. (The)
2.90%, 09/15/51(a)	560	341,498
Security	Par (000)	Value
Insurance (continued)
3.60%, 08/19/49	$798	$569,184
4.30%, 04/15/43	239	197,198
4.40%, 03/15/48	455	373,235
5.95%, 10/15/36	200	206,529
6.10%, 10/01/41	398	402,925
6.63%, 03/30/40	172	183,306
High Street Funding Trust III, 5.81%, 02/15/55(b)	270	256,446
Jackson Financial Inc., 4.00%, 11/23/51(a)	497	328,109
Liberty Mutual Group Inc.
3.95%, 10/15/50(b)	1,175	831,198
3.95%, 05/15/60(a)(b)	568	366,015
4.85%, 08/01/44(b)	120	101,604
5.50%, 06/15/52(b)	928	829,056
6.50%, 05/01/42(a)(b)	202	196,177
Liberty Mutual Insurance Co., 7.70%, 10/15/97(a)(b)	220	238,164
Lincoln National Corp.
4.35%, 03/01/48	220	171,426
6.30%, 10/09/37	301	309,733
7.00%, 06/15/40	473	517,404
Loews Corp., 4.13%, 05/15/43	485	402,461
Manulife Financial Corp., 5.38%, 03/04/46	659	631,749
Maple Grove Funding Trust I, 4.16%, 08/15/51(b)	468	312,427
Markel Group Inc.
3.45%, 05/07/52	606	396,484
4.15%, 09/17/50	585	436,015
4.30%, 11/01/47	323	248,646
5.00%, 03/30/43(a)	220	192,647
5.00%, 04/05/46	461	395,802
5.00%, 05/20/49	568	481,349
6.00%, 05/16/54(a)	425	413,807
Marsh & McLennan Companies Inc.
2.90%, 12/15/51	348	211,001
4.20%, 03/01/48	564	449,123
4.35%, 01/30/47	564	465,256
4.75%, 03/15/39	415	386,294
4.90%, 03/15/49	1,221	1,072,332
5.35%, 11/15/44	470	448,391
5.40%, 03/15/55	1,380	1,289,288
5.45%, 03/15/53	537	505,548
5.45%, 03/15/54	479	449,833
5.70%, 09/15/53	944	923,270
6.25%, 11/01/52	480	502,881
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(b)	390	227,934
3.38%, 04/15/50(b)	704	468,333
3.73%, 10/15/70(b)	838	536,077
4.50%, 04/15/65(b)	161	119,060
4.90%, 04/01/77(b)	448	360,408
5.08%, 02/15/69(a)(b)(d)	760	661,696
5.38%, 12/01/41(a)(b)	256	231,166
5.67%, 12/01/52(b)	466	442,497
MetLife Capital Trust IV, 7.88%, 12/15/67(b)	605	656,208
MetLife Inc.
4.05%, 03/01/45	890	712,022
4.13%, 08/13/42	717	589,373
4.60%, 05/13/46	767	666,843
4.72%, 12/15/44	467	405,392
4.88%, 11/13/43	937	843,960
5.00%, 07/15/52(a)	875	774,522
5.25%, 01/15/54(a)	948	869,887

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
5.70%, 06/15/35(a)	$854	$890,901
5.88%, 02/06/41	706	719,348
6.40%, 12/15/66	1,073	1,087,234
9.25%, 04/08/68(b)	390	457,202
10.75%, 08/01/69	428	560,152
Mutual of Omaha Insurance Co.
6.14%, 01/16/64, (10-year CMT + 2.950%)(a)(b)(d)	297	291,024
6.80%, 06/15/36(a)(b)	93	99,790
National Life Insurance Co., 5.25%, 07/19/68(a)(b)(d)	220	178,916
Nationwide Financial Services Inc.
3.90%, 11/30/49(a)(b)	975	710,655
5.30%, 11/18/44(a)(b)	162	145,716
6.75%, 05/15/87	290	285,650
Nationwide Mutual Insurance Co.
4.35%, 04/30/50(a)(b)	1,305	970,735
4.95%, 04/22/44(b)	354	295,085
9.38%, 08/15/39(b)	472	604,319
New York Life Insurance Co.
3.75%, 05/15/50(a)(b)	1,197	859,591
4.45%, 05/15/69(b)	845	639,704
6.75%, 11/15/39(b)	814	900,582
Northwestern Mutual Life Insurance Co. (The)
3.45%, 03/30/51(a)(b)	853	573,180
3.63%, 09/30/59(a)(b)	998	660,383
3.85%, 09/30/47(b)	1,179	878,726
6.06%, 03/30/40(b)	991	1,022,165
6.17%, 05/29/55(b)	10	10,286
Old Republic International Corp., 3.85%, 06/11/51	592	407,898
OneAmerica Financial Partners Inc., 4.25%, 10/15/50(a)(b)	251	185,567
Pacific Life Insurance Co.
4.30%, 10/24/67(b)(d)	895	686,276
9.25%, 06/15/39(a)(b)	225	300,224
Pacific LifeCorp.
3.35%, 09/15/50(a)(b)	664	435,188
5.13%, 01/30/43(b)	379	343,069
5.40%, 09/15/52(b)	700	644,702
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(a)(b)	365	229,661
Pine Street Trust II, 5.57%, 02/15/49(b)	403	361,226
Pine Street Trust III, 6.22%, 05/15/54(b)	425	409,798
Principal Financial Group Inc.
4.30%, 11/15/46	342	278,440
4.35%, 05/15/43	261	216,540
4.63%, 09/15/42	301	261,625
5.50%, 03/15/53	332	311,817
6.05%, 10/15/36	421	441,518
Progressive Corp. (The)
3.70%, 01/26/45	389	294,821
3.70%, 03/15/52	400	288,331
3.95%, 03/26/50	503	382,576
4.13%, 04/15/47	631	500,398
4.20%, 03/15/48	635	511,449
4.35%, 04/25/44	329	274,314
Protective Life Corp., 5.35%, 08/10/52(b)	10	9,239
Prudential Financial Inc.
3.00%, 03/10/40	452	332,855
3.70%, 03/13/51	1,435	1,023,622
Security	Par (000)	Value
Insurance (continued)
3.91%, 12/07/47	$643	$486,800
3.94%, 12/07/49	1,001	746,232
4.35%, 02/25/50	1,020	821,078
4.42%, 03/27/48	450	366,542
4.60%, 05/15/44(a)	693	592,893
5.70%, 12/14/36	667	685,511
6.63%, 12/01/37	318	348,673
6.63%, 06/21/40(a)	134	147,300
Securian Financial Group Inc., 4.80%, 04/15/48(b)	240	205,073
Selective Insurance Group Inc., 5.38%, 03/01/49	297	260,352
Swiss RE Subordinated Finance PLC, 6.19%, 04/01/46, (3-mo. CME Term SOFR + 2.125%)(b)(d)	400	391,471
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(a)(b)	190	159,543
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50(b)	1,316	862,801
4.27%, 05/15/47(b)	1,787	1,411,515
4.90%, 09/15/44(b)	1,516	1,332,060
6.85%, 12/16/39(b)	925	1,025,606
Transatlantic Holdings Inc., 8.00%, 11/30/39	297	359,628
Travelers Companies Inc. (The)
2.55%, 04/27/50(a)	520	303,929
3.05%, 06/08/51	590	377,339
3.75%, 05/15/46	509	385,855
4.00%, 05/30/47	692	540,373
4.05%, 03/07/48	495	387,496
4.10%, 03/04/49	361	283,556
4.30%, 08/25/45	341	282,062
4.60%, 08/01/43	440	380,126
5.35%, 11/01/40	704	689,759
5.45%, 05/25/53	719	687,780
6.25%, 06/15/37	665	721,908
6.75%, 06/20/36	362	406,983
Trinity Acquisition PLC, 6.13%, 08/15/43	259	254,217
Unum Group
4.05%, 08/15/41(b)	220	171,480
4.13%, 06/15/51	580	420,957
4.50%, 12/15/49	470	362,084
5.75%, 08/15/42	285	270,619
6.00%, 06/15/54(a)	370	355,674
W R Berkley Corp.
3.15%, 09/30/61	239	141,217
3.55%, 03/30/52	387	260,623
4.00%, 05/12/50	492	365,976
4.75%, 08/01/44	348	296,575
Western & Southern Life Insurance Co. (The)
3.75%, 04/28/61(a)(b)	370	244,399
5.15%, 01/15/49(b)	340	300,725
Willis North America Inc.
3.88%, 09/15/49(a)	395	282,662
5.05%, 09/15/48	438	375,444
5.90%, 03/05/54	710	684,739
WR Berkley Corp., 6.25%, 02/15/37	165	170,827
XL Group Ltd., 5.25%, 12/15/43(a)	280	263,044
		115,152,169
Internet — 2.1%
Alibaba Group Holding Ltd.
2.70%, 02/09/41	858	589,180

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
3.15%, 02/09/51(a)	$1,405	$900,753
3.25%, 02/09/61	845	512,872
4.00%, 12/06/37(a)	702	610,779
4.20%, 12/06/47	1,747	1,391,967
4.40%, 12/06/57	924	729,628
5.63%, 11/26/54(b)	510	492,160
Alphabet Inc.
1.90%, 08/15/40	1,052	689,052
2.05%, 08/15/50(a)	2,179	1,184,968
2.25%, 08/15/60(a)	1,707	890,926
5.25%, 05/15/55	605	585,065
5.30%, 05/15/65	640	612,798
Amazon.com Inc.
2.50%, 06/03/50	2,570	1,511,122
2.70%, 06/03/60	1,899	1,064,878
2.88%, 05/12/41	1,799	1,319,139
3.10%, 05/12/51	3,256	2,156,552
3.25%, 05/12/61	1,509	960,957
3.88%, 08/22/37	2,200	1,960,232
3.95%, 04/13/52	2,496	1,929,671
4.05%, 08/22/47	3,342	2,720,217
4.10%, 04/13/62	1,169	894,630
4.25%, 08/22/57	2,068	1,653,032
4.95%, 12/05/44(a)	1,348	1,276,168
eBay Inc.
3.65%, 05/10/51	1,050	728,045
4.00%, 07/15/42	635	499,947
JD.com Inc., 4.13%, 01/14/50	203	157,255
Meta Platforms Inc.
4.45%, 08/15/52	2,894	2,393,329
4.65%, 08/15/62	1,499	1,236,268
5.40%, 08/15/54	3,243	3,078,596
5.55%, 08/15/64	2,785	2,664,910
5.60%, 05/15/53	2,574	2,517,675
5.75%, 05/15/63	1,931	1,907,846
Netflix Inc., 5.40%, 08/15/54	585	562,975
Prosus NV
3.83%, 02/08/51(b)	1,270	781,740
4.03%, 08/03/50(a)(b)	877	563,961
4.99%, 01/19/52(b)	892	658,396
Tencent Holdings Ltd.
3.24%, 06/03/50(a)(b)	1,887	1,260,690
3.29%, 06/03/60(a)(b)	605	381,016
3.68%, 04/22/41(a)(b)	717	563,703
3.84%, 04/22/51(a)(b)	1,460	1,082,746
3.93%, 01/19/38(a)(b)	655	575,147
3.94%, 04/22/61(a)(b)	871	628,149
4.53%, 04/11/49(b)	419	352,548
Uber Technologies Inc., 5.35%, 09/15/54(a)	1,212	1,100,726
		50,332,414
Iron & Steel — 0.3%
ArcelorMittal SA
6.35%, 06/17/54(a)	510	499,485
6.75%, 03/01/41	448	460,269
7.00%, 10/15/39(a)	597	647,480
GUSAP III LP, 7.25%, 04/16/44(b)	412	449,446
Nucor Corp.
2.98%, 12/15/55	499	293,089
3.85%, 04/01/52(a)	505	366,939
4.40%, 05/01/48	296	240,186
5.20%, 08/01/43	367	346,406
Security	Par (000)	Value
Iron & Steel (continued)
6.40%, 12/01/37	$490	$529,064
Reliance Inc., 6.85%, 11/15/36	230	249,211
Steel Dynamics Inc.
3.25%, 10/15/50	309	196,420
5.75%, 05/15/55	400	376,022
Vale Overseas Ltd.
6.40%, 06/28/54(a)	1,595	1,524,789
6.88%, 11/21/36	584	623,502
6.88%, 11/10/39	393	418,660
Vale SA, 5.63%, 09/11/42(a)	416	394,586
		7,615,554
Leisure Time — 0.0%
Brunswick Corp., 5.10%, 04/01/52	310	229,184
Harley-Davidson Inc., 4.63%, 07/28/45(a)	354	278,901
		508,085
Lodging — 0.0%
Marriott International Inc., 5.50%, 04/15/37	830	810,115
Machinery — 0.5%
ABB Finance USA Inc., 4.38%, 05/08/42	561	479,895
Caterpillar Inc.
3.25%, 09/19/49	965	661,304
3.25%, 04/09/50	1,179	805,481
3.80%, 08/15/42	1,580	1,277,608
4.30%, 05/15/44(a)	411	348,300
4.75%, 05/15/64	420	354,611
5.20%, 05/27/41	711	693,834
5.30%, 09/15/35	294	300,319
5.50%, 05/15/55	140	136,580
6.05%, 08/15/36	338	364,490
Deere & Co.
2.88%, 09/07/49	635	407,935
3.75%, 04/15/50	626	474,593
3.90%, 06/09/42	1,120	932,947
5.70%, 01/19/55	610	614,095
Dover Corp.
5.38%, 10/15/35	225	229,513
5.38%, 03/01/41	322	305,206
6.60%, 03/15/38(a)	181	196,331
Ingersoll Rand Inc., 5.70%, 06/15/54	440	423,554
Otis Worldwide Corp.
3.11%, 02/15/40	520	388,748
3.36%, 02/15/50	830	555,981
Rockwell Automation Inc.
2.80%, 08/15/61	320	179,279
4.20%, 03/01/49(a)	479	384,426
6.25%, 12/01/37(a)	220	240,833
Xylem Inc./New York, 4.38%, 11/01/46(a)	380	305,781
		11,061,644
Manufacturing — 0.5%
3M Co.
3.13%, 09/19/46	548	365,845
3.25%, 08/26/49	861	571,685
3.63%, 10/15/47(a)	451	324,817
3.70%, 04/15/50(a)	632	448,353
3.88%, 06/15/44(a)	279	219,042
4.00%, 09/14/48(a)	1,110	856,791
5.70%, 03/15/37	496	509,338
Eaton Corp.
3.92%, 09/15/47	405	314,512

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Manufacturing (continued)
4.15%, 11/02/42	$920	$769,220
4.70%, 08/23/52(a)	632	546,726
Illinois Tool Works Inc.
3.90%, 09/01/42	1,018	822,861
4.88%, 09/15/41	490	451,239
Parker-Hannifin Corp.
4.00%, 06/14/49	809	619,756
4.10%, 03/01/47	484	379,845
4.45%, 11/21/44	457	384,045
6.25%, 05/15/38	280	300,805
Siemens Financieringsmaatschappij NV
2.88%, 03/11/41(b)	1,341	967,703
3.30%, 09/15/46(a)(b)	1,063	757,062
4.20%, 03/16/47(a)(b)	1,290	1,051,617
4.40%, 05/27/45(b)	1,638	1,392,857
Siemens Funding BV
5.80%, 05/28/55(b)	320	324,058
5.90%, 05/28/65(b)	215	218,011
		12,596,188
Media — 3.9%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41	1,370	962,829
3.50%, 03/01/42	1,226	847,899
3.70%, 04/01/51	1,734	1,116,201
3.85%, 04/01/61(a)	1,804	1,111,856
3.90%, 06/01/52	2,172	1,433,666
3.95%, 06/30/62	1,210	750,602
4.40%, 12/01/61	1,351	910,109
4.80%, 03/01/50	2,669	2,063,832
5.13%, 07/01/49	1,251	1,006,512
5.25%, 04/01/53(a)	1,342	1,106,226
5.38%, 04/01/38	750	691,108
5.38%, 05/01/47	2,399	2,015,234
5.50%, 04/01/63	946	774,280
5.75%, 04/01/48	2,091	1,834,889
6.38%, 10/23/35(a)	2,013	2,066,604
6.48%, 10/23/45	3,240	3,117,914
6.83%, 10/23/55(a)	475	472,868
Comcast Corp.
2.45%, 08/15/52(a)	1,807	960,519
2.65%, 08/15/62	1,437	731,570
2.80%, 01/15/51	1,979	1,158,938
2.89%, 11/01/51(a)	4,986	2,958,724
2.94%, 11/01/56	5,638	3,223,805
2.99%, 11/01/63	3,901	2,147,684
3.20%, 07/15/36	1,027	841,843
3.25%, 11/01/39	1,217	930,965
3.40%, 07/15/46	1,667	1,155,614
3.45%, 02/01/50(a)	1,961	1,315,266
3.75%, 04/01/40	1,538	1,245,292
3.90%, 03/01/38	1,137	962,630
3.97%, 11/01/47	2,062	1,546,027
4.00%, 08/15/47	1,089	820,926
4.00%, 03/01/48	1,143	859,109
4.00%, 11/01/49	2,030	1,506,100
4.05%, 11/01/52	795	585,733
4.40%, 08/15/35	821	766,398
4.60%, 10/15/38	827	750,218
4.60%, 08/15/45	557	471,413
4.65%, 07/15/42(a)	381	330,437
Security	Par (000)	Value
Media (continued)
4.70%, 10/15/48	$1,988	$1,668,827
4.75%, 03/01/44	414	357,400
4.95%, 10/15/58	979	818,167
5.35%, 05/15/53(a)	1,695	1,534,596
5.50%, 05/15/64(a)	1,361	1,237,411
5.65%, 06/15/35	786	810,061
5.65%, 06/01/54(a)	1,082	1,028,381
6.05%, 05/15/55	1,470	1,467,029
6.40%, 03/01/40	301	322,396
6.45%, 03/15/37	605	651,599
6.50%, 11/15/35	657	719,034
6.55%, 07/01/39	360	391,106
6.95%, 08/15/37	448	502,204
Cox Communications Inc.
2.95%, 10/01/50(b)	635	350,806
3.60%, 06/15/51(b)	577	361,019
4.50%, 06/30/43(b)	341	263,388
4.60%, 08/15/47(b)	190	142,642
4.70%, 12/15/42(b)	231	181,719
5.80%, 12/15/53(b)	590	522,464
5.95%, 09/01/54(a)(b)	640	579,638
8.38%, 03/01/39(b)	250	293,966
Discovery Communications LLC
4.00%, 09/15/55	155	84,295
4.65%, 05/15/50	155	97,048
5.00%, 09/20/37	975	767,673
5.20%, 09/20/47	405	282,859
5.30%, 05/15/49(a)	193	134,750
6.35%, 06/01/40	722	617,873
Fox Corp.
5.48%, 01/25/39	1,066	1,020,558
5.58%, 01/25/49	1,278	1,172,594
Grupo Televisa SAB
5.00%, 05/13/45	545	363,008
5.25%, 05/24/49(a)	465	313,907
6.13%, 01/31/46(a)	641	496,893
6.63%, 01/15/40(a)	441	389,831
NBCUniversal Media LLC
4.45%, 01/15/43	710	594,887
5.95%, 04/01/41	418	421,092
6.40%, 04/30/40	265	282,745
Paramount Global
4.38%, 03/15/43	1,308	953,723
4.60%, 01/15/45	506	372,394
4.85%, 07/01/42	362	282,595
4.90%, 08/15/44(a)	205	153,063
4.95%, 05/19/50	514	387,347
5.25%, 04/01/44	280	215,229
5.85%, 09/01/43	1,126	964,677
5.90%, 10/15/40	215	191,566
6.88%, 04/30/36(a)	583	592,622
Sky Group Finance Ltd., 6.50%, 10/15/35(a)(b)	168	182,018
Time Warner Cable LLC
4.50%, 09/15/42	1,123	864,218
5.50%, 09/01/41	1,137	1,002,065
5.88%, 11/15/40	1,078	1,008,137
6.55%, 05/01/37	1,437	1,446,554
6.75%, 06/15/39(a)	1,499	1,516,985
7.30%, 07/01/38	1,242	1,323,547
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	628	413,736

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
3.70%, 12/01/42	$437	$340,667
4.13%, 06/01/44	672	548,127
4.38%, 08/16/41	315	271,676
Series E, 4.13%, 12/01/41	385	319,555
Walt Disney Co. (The)
2.75%, 09/01/49	1,978	1,214,254
3.50%, 05/13/40	1,686	1,353,856
3.60%, 01/13/51	2,330	1,673,146
3.80%, 05/13/60(a)	300	213,167
4.63%, 03/23/40(a)	750	699,355
4.70%, 03/23/50(a)	1,628	1,415,062
4.75%, 09/15/44	572	504,893
4.75%, 11/15/46	470	409,960
4.95%, 10/15/45	418	376,254
5.40%, 10/01/43	665	650,693
6.15%, 03/01/37	285	305,682
6.15%, 02/15/41	623	655,851
6.40%, 12/15/35	928	1,030,350
6.65%, 11/15/37	917	1,033,099
7.75%, 12/01/45	380	465,773
		94,147,602
Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
3.90%, 01/15/43	436	346,497
4.20%, 06/15/35	213	201,113
4.38%, 06/15/45	218	181,711
Valmont Industries Inc.
5.00%, 10/01/44	425	370,024
5.25%, 10/01/54	276	241,900
		1,341,245
Mining — 1.7%
Anglo American Capital PLC
3.95%, 09/10/50(b)	471	335,793
4.75%, 03/16/52(a)(b)	703	564,108
6.00%, 04/05/54(b)	473	450,164
Barrick International Barbados Corp., 6.35%, 10/15/36(b)	559	590,282
Barrick Mining Corp.
5.25%, 04/01/42	265	247,178
6.45%, 10/15/35(a)	281	303,635
Barrick North America Finance LLC
5.70%, 05/30/41	833	813,332
5.75%, 05/01/43	769	754,296
7.50%, 09/15/38(a)	255	291,980
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	745	751,357
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	941	785,558
5.00%, 09/30/43	2,309	2,129,292
5.50%, 09/08/53(a)	763	732,551
Corp. Nacional del Cobre de Chile
3.15%, 01/15/51(b)	458	268,988
3.70%, 01/30/50(b)	2,383	1,565,630
4.25%, 07/17/42(b)	1,030	792,947
4.38%, 02/05/49(b)	1,161	854,229
4.50%, 08/01/47(b)	1,087	824,240
4.88%, 11/04/44(b)	757	615,942
5.63%, 09/21/35(a)(b)	344	336,936
5.63%, 10/18/43(b)	1,140	1,020,893
6.15%, 10/24/36(a)(b)	758	758,660
Security	Par (000)	Value
Mining (continued)
6.30%, 09/08/53(b)	$1,110	$1,065,614
6.44%, 01/26/36(b)	1,547	1,583,512
6.78%, 01/13/55(b)	515	507,567
Freeport Indonesia PT, 6.20%, 04/14/52(a)(b)	702	671,634
Freeport-McMoRan Inc., 5.45%, 03/15/43	1,677	1,548,560
Fresnillo PLC, 4.25%, 10/02/50(a)(b)	675	471,611
Glencore Canada Corp., 6.20%, 06/15/35(a)	228	234,807
Glencore Finance Canada Ltd.
5.55%, 10/25/42(b)	448	412,374
6.00%, 11/15/41(b)	466	455,711
6.90%, 11/15/37(b)	468	506,029
Glencore Funding LLC
3.38%, 09/23/51(a)(b)	477	304,832
3.88%, 04/27/51(b)	444	312,486
5.89%, 04/04/54(a)(b)	480	457,598
6.14%, 04/01/55(a)(b)	1,000	980,190
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
5.80%, 05/15/50(a)(b)	310	283,446
6.76%, 11/15/48(a)(b)	514	522,974
Industrias Penoles SAB de CV
4.75%, 08/06/50(a)(b)	517	383,307
5.65%, 09/12/49(b)	505	428,807
Kinross Gold Corp., 6.88%, 09/01/41	285	299,621
Minera Mexico SA de CV, 4.50%, 01/26/50(b)	762	557,587
Newmont Corp.
4.88%, 03/15/42	877	794,400
5.45%, 06/09/44	450	427,939
6.25%, 10/01/39(a)	663	707,623
Newmont Corp./Newcrest Finance Pty. Ltd.
4.20%, 05/13/50	394	307,349
5.75%, 11/15/41	452	448,505
Nexa Resources SA, 6.60%, 04/08/37(b)	5	4,960
Rio Tinto Alcan Inc., 5.75%, 06/01/35	259	272,074
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	1,200	703,980
5.20%, 11/02/40	1,103	1,059,447
Rio Tinto Finance USA PLC
4.13%, 08/21/42	622	512,017
4.75%, 03/22/42	538	477,502
5.13%, 03/09/53(a)	943	841,827
5.75%, 03/14/55	1,630	1,584,732
5.88%, 03/14/65	490	477,084
Southern Copper Corp.
5.25%, 11/08/42	1,156	1,043,660
5.88%, 04/23/45	1,241	1,182,522
6.75%, 04/16/40	1,002	1,061,933
7.50%, 07/27/35	923	1,035,011
		40,718,823
Oil & Gas — 5.8%
Adnoc Murban Rsc Ltd., 5.13%, 09/11/54(b)	560	499,750
Aker BP ASA, 5.80%, 10/01/54(b)	780	682,665
APA Corp.
4.75%, 04/15/43(b)	70	50,989
5.10%, 09/01/40(a)(b)	365	297,395
5.35%, 07/01/49(a)(b)	335	256,851
6.00%, 01/15/37(b)	45	40,480
6.75%, 02/15/55(b)	505	455,614
Apache Corp.
5.25%, 02/01/42	180	139,400
6.00%, 01/15/37(a)	193	173,615

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
BG Energy Capital PLC, 5.13%, 10/15/41(a)(b)	$724	$677,297
BP Capital Markets America Inc.
2.77%, 11/10/50	1,529	905,713
2.94%, 06/04/51(a)	2,176	1,324,982
3.00%, 02/24/50	2,050	1,284,858
3.00%, 03/17/52(a)	1,320	806,342
3.06%, 06/17/41	1,475	1,060,515
3.38%, 02/08/61	1,872	1,166,268
BP Capital Markets PLC, 6.13%, , (5-year CMT + 1.924%)(a)(d)(f)	105	102,772
Burlington Resources LLC, 5.95%, 10/15/36	146	150,584
Canadian Natural Resources Ltd.
4.95%, 06/01/47(a)	815	663,675
6.25%, 03/15/38	999	1,002,657
6.50%, 02/15/37	392	401,860
6.75%, 02/01/39	345	358,693
Cenovus Energy Inc.
3.75%, 02/15/52(a)	786	512,621
5.25%, 06/15/37	382	353,675
5.40%, 06/15/47	689	592,886
6.75%, 11/15/39(a)	409	430,799
Chevron Corp.
2.98%, 05/11/40(a)	179	134,002
3.08%, 05/11/50	1,053	685,972
Chevron USA Inc.
2.34%, 08/12/50(a)	873	482,690
5.25%, 11/15/43	221	210,144
6.00%, 03/01/41	370	384,203
CNOOC Finance 2011 Ltd., 5.75%, 01/26/41(b)	500	524,110
CNOOC Finance 2012 Ltd., 5.00%, 05/02/42(b)	250	241,735
CNOOC Finance 2013 Ltd.
3.30%, 09/30/49(a)	470	342,686
4.25%, 05/09/43	220	193,350
CNOOC Finance 2014 ULC, 4.88%, 04/30/44(a)	605	574,563
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	465	402,485
CNPC HK Overseas Capital Ltd., 5.95%, 04/28/41(a)(b)	615	652,879
ConocoPhillips Co.
3.76%, 03/15/42	762	592,264
3.80%, 03/15/52(a)	1,098	768,548
4.03%, 03/15/62	1,710	1,186,518
4.30%, 11/15/44	679	547,102
4.88%, 10/01/47	384	327,139
5.30%, 05/15/53(a)	1,071	955,671
5.50%, 01/15/55(a)	1,145	1,055,673
5.55%, 03/15/54(a)	929	862,451
5.65%, 01/15/65	605	557,236
5.70%, 09/15/63	705	649,188
5.90%, 05/15/38	295	303,876
5.95%, 03/15/46	380	381,558
6.50%, 02/01/39	1,405	1,531,618
6.60%, 10/01/37(b)	90	98,363
Continental Resources Inc./OK, 4.90%, 06/01/44(a)	620	474,959
Coterra Energy Inc., 5.90%, 02/15/55	705	635,522
Devon Energy Corp.
4.75%, 05/15/42	708	570,914
5.00%, 06/15/45	877	707,554
5.60%, 07/15/41	1,177	1,055,820
5.75%, 09/15/54(a)	970	843,204
Security	Par (000)	Value
Oil & Gas (continued)
Diamondback Energy Inc.
4.25%, 03/15/52	$682	$496,992
4.40%, 03/24/51	583	436,013
5.75%, 04/18/54	1,350	1,209,972
5.90%, 04/18/64	1,000	894,844
6.25%, 03/15/53	637	608,091
Empresa Nacional del Petroleo, 4.50%, 09/14/47(b)	591	433,716
Eni SpA
5.70%, 10/01/40(b)	340	321,982
5.95%, 05/15/54(a)(b)	1,135	1,062,134
EOG Resources Inc.
4.95%, 04/15/50	876	755,821
5.10%, 01/15/36	185	182,892
5.65%, 12/01/54(a)	1,000	946,482
Equinor ASA
3.25%, 11/18/49	914	614,107
3.63%, 04/06/40	468	376,139
3.70%, 04/06/50	1,094	797,146
3.95%, 05/15/43	709	571,194
4.25%, 11/23/41(a)	565	484,003
4.80%, 11/08/43	651	583,634
5.10%, 08/17/40	573	544,650
Exxon Mobil Corp.
3.00%, 08/16/39	608	465,583
3.10%, 08/16/49	1,467	954,345
3.45%, 04/15/51	2,633	1,815,631
3.57%, 03/06/45	976	730,226
4.11%, 03/01/46	2,351	1,881,378
4.23%, 03/19/40	1,752	1,534,930
4.33%, 03/19/50	2,584	2,089,658
Hess Corp.
5.60%, 02/15/41	1,169	1,133,133
5.80%, 04/01/47(a)	635	612,085
6.00%, 01/15/40	589	605,325
KazMunayGas National Co. JSC
5.75%, 04/19/47(b)	1,360	1,139,116
6.38%, 10/24/48(b)	1,330	1,181,819
Marathon Petroleum Corp.
4.50%, 04/01/48	506	374,815
4.75%, 09/15/44	645	520,047
5.00%, 09/15/54	448	350,203
5.85%, 12/15/45(a)	294	267,876
6.50%, 03/01/41	1,193	1,211,753
Motiva Enterprises LLC, 6.85%, 01/15/40(b)	711	758,876
Occidental Petroleum Corp.
0.00%, 10/10/36(a)(g)	465	256,339
4.10%, 02/15/47(a)	296	194,448
4.20%, 03/15/48(a)	290	192,937
4.40%, 04/15/46(a)	427	302,701
4.40%, 08/15/49	309	204,680
4.63%, 06/15/45	311	226,427
6.05%, 10/01/54(a)	990	860,512
6.20%, 03/15/40	625	582,495
6.45%, 09/15/36	1,521	1,494,704
6.60%, 03/15/46	1,009	955,885
7.95%, 06/15/39	165	178,611
Ovintiv Inc.
6.50%, 02/01/38	275	267,941
6.63%, 08/15/37(a)	330	322,922
7.10%, 07/15/53(a)	424	414,702

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Pertamina Persero PT
4.15%, 02/25/60(b)	$677	$460,220
4.18%, 01/21/50(b)	735	530,461
4.70%, 07/30/49(b)	686	543,106
5.63%, 05/20/43(a)(b)	1,482	1,364,531
6.00%, 05/03/42(b)	1,237	1,190,311
6.45%, 05/30/44(b)	1,313	1,316,834
6.50%, 05/27/41(a)(b)	560	566,330
6.50%, 11/07/48(b)	654	656,961
Petronas Capital Ltd.
3.40%, 04/28/61(b)	1,710	1,073,956
4.50%, 03/18/45(b)	1,549	1,301,736
4.55%, 04/21/50(b)	2,426	2,003,848
4.80%, 04/21/60(b)	1,308	1,093,432
5.85%, 04/03/55(b)	35	34,670
Phillips 66
3.30%, 03/15/52(a)	934	581,480
4.88%, 11/15/44	1,455	1,221,256
5.88%, 05/01/42	1,469	1,429,772
Phillips 66 Co.
4.68%, 02/15/45	449	363,088
4.90%, 10/01/46	718	591,286
5.50%, 03/15/55(a)	580	510,342
5.65%, 06/15/54	490	441,768
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36(b)	50	50,814
PTT Treasury Center Co. Ltd.
3.70%, 07/16/70(a)(b)	710	456,003
4.50%, 10/25/42(b)	205	170,217
PTTEP Treasury Center Co. Ltd.
3.90%, 12/06/59(a)(b)	720	499,056
6.35%, 06/12/42(b)	410	422,244
Qatar Energy
3.13%, 07/12/41(a)(b)	3,247	2,352,451
3.30%, 07/12/51(b)	3,928	2,574,215
Raizen Fuels Finance SA
6.70%, 02/25/37(b)	670	647,629
6.95%, 03/05/54(b)	1,644	1,509,108
Reliance Industries Ltd.
3.63%, 01/12/52(a)(b)	1,722	1,154,922
3.75%, 01/12/62(a)(b)	791	514,629
Saudi Arabian Oil Co.
3.25%, 11/24/50(b)	2,596	1,606,561
3.50%, 11/24/70(b)	2,150	1,252,851
4.25%, 04/16/39(b)	2,958	2,520,216
4.38%, 04/16/49(b)	2,418	1,861,860
5.75%, 07/17/54(b)	1,792	1,625,165
5.88%, 07/17/64(b)	1,890	1,690,310
Shell Finance U.S. Inc.
3.25%, 04/06/50(a)	1,571	1,040,330
3.75%, 09/12/46(a)	1,069	800,599
4.00%, 05/10/46	1,738	1,353,096
4.38%, 05/11/45	2,350	1,942,934
4.55%, 08/12/43	872	749,560
Shell International Finance BV
2.88%, 11/26/41	510	356,811
3.00%, 11/26/51	1,034	645,504
3.13%, 11/07/49	1,269	823,105
3.25%, 04/06/50(a)	280	184,257
3.63%, 08/21/42	470	359,025
4.00%, 05/10/46(a)	480	378,458
Security	Par (000)	Value
Oil & Gas (continued)
4.38%, 05/11/45	$405	$335,498
4.55%, 08/12/43	115	98,151
5.50%, 03/25/40	891	886,514
6.38%, 12/15/38	2,431	2,638,074
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(b)	395	343,568
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(a)(b)	1,563	1,495,655
Sinopec Group Overseas Development 2013 Ltd., 5.38%, 10/17/43(a)(b)	490	496,562
Sinopec Group Overseas Development 2015 Ltd., 4.10%, 04/28/45(b)	680	583,463
Sinopec Group Overseas Development 2016 Ltd., 4.25%, 05/03/46(b)	510	445,215
Sinopec Group Overseas Development 2017 Ltd.
4.00%, 09/13/47(b)	405	338,337
4.25%, 04/12/47(b)	240	208,562
Sinopec Group Overseas Development 2018 Ltd.
3.10%, 01/08/51(b)	590	412,003
3.35%, 05/13/50(b)	480	353,485
3.44%, 11/12/49(b)	215	160,914
3.68%, 08/08/49(a)(b)	280	219,667
4.60%, 09/12/48(a)(b)	458	417,391
Suncor Energy Inc.
3.75%, 03/04/51(a)	802	538,468
4.00%, 11/15/47	751	536,522
6.50%, 06/15/38	340	353,918
6.80%, 05/15/38	466	488,254
6.85%, 06/01/39	640	683,005
Thaioil Treasury Center Co. Ltd.
3.50%, 10/17/49(b)	766	475,186
3.75%, 06/18/50(b)	560	356,971
4.88%, 01/23/43(b)	5	4,084
5.38%, 11/20/48(b)	520	439,402
TotalEnergies Capital International SA
2.99%, 06/29/41	679	486,098
3.13%, 05/29/50	2,258	1,447,627
3.39%, 06/29/60	759	479,783
3.46%, 07/12/49	1,105	755,819
TotalEnergies Capital SA
5.28%, 09/10/54(a)	965	876,470
5.43%, 09/10/64	1,217	1,103,983
5.49%, 04/05/54(a)	1,643	1,533,380
5.64%, 04/05/64	1,160	1,084,018
Valero Energy Corp.
3.65%, 12/01/51	825	539,507
4.00%, 06/01/52(a)	500	344,704
4.90%, 03/15/45(a)	601	514,031
6.63%, 06/15/37	1,083	1,136,853
Woodside Finance Ltd., 5.70%, 09/12/54	775	675,311
XTO Energy Inc., 6.75%, 08/01/37	200	220,867
		140,053,506
Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	989	930,559
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47	1,326	996,313
Halliburton Co.
4.50%, 11/15/41(a)	477	392,644
4.75%, 08/01/43	892	752,268
4.85%, 11/15/35	767	721,809

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas Services (continued)
5.00%, 11/15/45(a)	$1,888	$1,619,187
6.70%, 09/15/38(a)	678	729,466
7.45%, 09/15/39	853	973,860
NOV Inc., 3.95%, 12/01/42(a)	1,060	762,536
		7,878,642
Packaging & Containers — 0.1%
Packaging Corp. of America
3.05%, 10/01/51	710	431,100
4.05%, 12/15/49	358	263,483
Smurfit Kappa Treasury ULC, 5.78%, 04/03/54(a)	705	670,476
Sonoco Products Co., 5.75%, 11/01/40(a)	475	461,108
Stora Enso OYJ, 7.25%, 04/15/36(b)	270	282,642
		2,108,809
Pharmaceuticals — 6.5%
AbbVie Inc.
4.05%, 11/21/39	3,759	3,209,612
4.25%, 11/21/49	5,532	4,432,074
4.30%, 05/14/36	1,099	1,016,911
4.40%, 11/06/42	2,483	2,131,833
4.45%, 05/14/46	2,016	1,690,000
4.63%, 10/01/42	417	367,164
4.70%, 05/14/45	2,547	2,236,132
4.75%, 03/15/45	799	702,484
4.85%, 06/15/44	989	887,907
4.88%, 11/14/48	1,810	1,600,946
5.35%, 03/15/44	725	693,709
5.40%, 03/15/54	2,785	2,636,041
5.50%, 03/15/64	1,340	1,271,014
5.60%, 03/15/55	715	697,154
AstraZeneca PLC
2.13%, 08/06/50(a)	504	269,429
3.00%, 05/28/51(a)	711	459,829
4.00%, 09/18/42	786	653,467
4.38%, 11/16/45	927	788,061
4.38%, 08/17/48	707	592,682
6.45%, 09/15/37	2,455	2,710,420
Bayer U.S. Finance II LLC
3.95%, 04/15/45(b)	445	307,836
4.40%, 07/15/44(b)	850	636,843
4.63%, 06/25/38(b)	841	721,308
4.65%, 11/15/43(b)	120	91,924
4.70%, 07/15/64(b)	695	498,753
4.88%, 06/25/48(b)	1,843	1,448,143
5.50%, 07/30/35(b)	235	229,359
Bayer U.S. Finance LLC, 6.88%, 11/21/53(a)(b)	720	728,441
Becton Dickinson & Co.
3.79%, 05/20/50	545	391,105
4.67%, 06/06/47	1,376	1,146,067
4.69%, 12/15/44	866	732,037
Bristol-Myers Squibb Co.
2.35%, 11/13/40	706	471,308
2.55%, 11/13/50(a)	1,628	919,246
3.25%, 08/01/42(a)	485	354,492
3.55%, 03/15/42	1,165	898,457
3.70%, 03/15/52	1,902	1,345,275
3.90%, 03/15/62	976	678,709
4.13%, 06/15/39	1,735	1,505,285
4.25%, 10/26/49	3,664	2,886,328
4.35%, 11/15/47	1,426	1,159,948
4.50%, 03/01/44(a)	204	174,057
Security	Par (000)	Value
Pharmaceuticals (continued)
4.55%, 02/20/48	$1,378	$1,154,498
4.63%, 05/15/44	734	634,528
5.00%, 08/15/45	949	858,000
5.50%, 02/22/44	480	466,047
5.55%, 02/22/54	2,758	2,619,055
5.65%, 02/22/64	1,658	1,567,670
5.88%, 11/15/36	236	247,897
6.25%, 11/15/53	1,295	1,348,991
6.40%, 11/15/63	1,085	1,142,592
Cardinal Health Inc.
4.37%, 06/15/47	381	301,587
4.50%, 11/15/44	183	148,873
4.60%, 03/15/43	372	307,428
4.90%, 09/15/45	432	369,150
5.75%, 11/15/54	630	600,195
Cencora Inc.
4.25%, 03/01/45	514	409,262
4.30%, 12/15/47	279	219,586
CVS Health Corp.
2.70%, 08/21/40(a)	330	220,097
4.13%, 04/01/40	686	554,607
4.25%, 04/01/50	687	502,488
4.78%, 03/25/38	4,705	4,181,467
4.88%, 07/20/35	727	678,994
5.05%, 03/25/48(a)	7,852	6,546,626
5.13%, 07/20/45	3,666	3,144,201
5.30%, 12/05/43	613	537,022
5.63%, 02/21/53	1,194	1,061,046
5.88%, 06/01/53(a)	1,193	1,097,153
6.00%, 06/01/44	731	699,494
6.00%, 06/01/63	711	652,228
6.05%, 06/01/54(a)	870	820,483
6.13%, 09/15/39	490	489,649
Eli Lilly & Co.
2.25%, 05/15/50	1,134	627,577
2.50%, 09/15/60(a)	895	478,578
3.70%, 03/01/45	393	306,741
3.95%, 05/15/47	365	289,779
3.95%, 03/15/49	879	684,021
4.15%, 03/15/59	614	474,654
4.88%, 02/27/53	1,152	1,022,538
4.95%, 02/27/63	992	873,415
5.00%, 02/09/54	1,432	1,299,451
5.05%, 08/14/54	1,195	1,091,027
5.10%, 02/09/64	1,458	1,313,348
5.20%, 08/14/64	741	682,250
5.50%, 02/12/55	1,085	1,061,349
5.55%, 03/15/37(a)	365	381,494
5.60%, 02/12/65	760	743,738
5.95%, 11/15/37(a)	210	219,526
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	479	401,104
6.38%, 05/15/38	2,498	2,721,793
Johnson & Johnson
2.10%, 09/01/40	934	628,676
2.25%, 09/01/50(a)	853	486,646
2.45%, 09/01/60	1,101	588,819
3.40%, 01/15/38	985	831,044
3.50%, 01/15/48	576	431,996
3.55%, 03/01/36	885	784,985
3.63%, 03/03/37	1,433	1,257,095

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
3.70%, 03/01/46	$1,889	$1,493,539
3.75%, 03/03/47	1,006	791,980
4.50%, 09/01/40(a)	511	476,905
4.50%, 12/05/43(a)	294	266,708
4.85%, 05/15/41	379	362,032
5.25%, 06/01/54(a)	940	910,556
5.85%, 07/15/38	667	716,755
5.95%, 08/15/37	749	814,925
McKesson Corp., 4.88%, 03/15/44(a)	296	258,218
Mead Johnson Nutrition Co.
4.60%, 06/01/44	506	429,496
5.90%, 11/01/39(a)	218	224,904
Merck & Co. Inc.
2.35%, 06/24/40(a)	980	669,171
2.45%, 06/24/50	1,199	681,898
2.75%, 12/10/51(a)	1,751	1,049,328
2.90%, 12/10/61(a)	1,367	772,341
3.60%, 09/15/42	531	410,263
3.70%, 02/10/45	1,803	1,389,690
3.90%, 03/07/39	821	704,928
4.00%, 03/07/49	1,332	1,035,015
4.15%, 05/18/43	1,049	874,455
4.90%, 05/17/44	720	657,541
5.00%, 05/17/53(a)	1,445	1,293,322
5.15%, 05/17/63	950	854,588
6.55%, 09/15/37(a)	370	412,739
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	303	319,692
5.85%, 06/30/39	246	254,829
Mylan Inc.
5.20%, 04/15/48	414	312,357
5.40%, 11/29/43	475	377,914
Novartis Capital Corp.
2.75%, 08/14/50	1,143	708,826
3.70%, 09/21/42	562	448,720
4.00%, 11/20/45	1,150	933,233
4.40%, 05/06/44	1,627	1,416,935
4.70%, 09/18/54	715	622,281
Pfizer Inc.
2.55%, 05/28/40	939	655,401
2.70%, 05/28/50(a)	1,163	699,689
3.90%, 03/15/39	788	668,960
4.00%, 12/15/36(a)	1,027	927,839
4.00%, 03/15/49	1,126	866,631
4.10%, 09/15/38	727	637,923
4.13%, 12/15/46	1,240	989,804
4.20%, 09/15/48(a)	846	679,301
4.30%, 06/15/43	694	584,470
4.40%, 05/15/44	927	790,404
5.60%, 09/15/40	490	491,087
7.20%, 03/15/39	2,458	2,866,016
Pfizer Investment Enterprises Pte Ltd.
5.11%, 05/19/43	2,711	2,527,196
5.30%, 05/19/53	5,535	5,073,210
5.34%, 05/19/63	3,697	3,324,501
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40	1,485	1,082,876
3.18%, 07/09/50(a)	1,788	1,133,275
3.38%, 07/09/60	917	563,695
5.65%, 07/05/44	640	618,797
5.65%, 07/05/54(a)	570	538,439
Security	Par (000)	Value
Pharmaceuticals (continued)
5.80%, 07/05/64	$495	$465,430
Utah Acquisition Sub Inc., 5.25%, 06/15/46	908	702,221
Viatris Inc.
3.85%, 06/22/40(a)	1,353	961,776
4.00%, 06/22/50(a)	1,683	1,076,909
Wyeth LLC
5.95%, 04/01/37	2,006	2,101,779
6.00%, 02/15/36	541	572,973
Zoetis Inc.
3.00%, 05/15/50(a)	459	289,527
3.95%, 09/12/47	487	375,813
4.45%, 08/20/48	252	206,406
4.70%, 02/01/43	1,099	979,148
		156,031,928
Pipelines — 4.6%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(b)	1,946	1,720,439
Cameron LNG LLC
3.40%, 01/15/38(b)	303	253,855
3.70%, 01/15/39(b)	695	577,610
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39	197	157,266
Colonial Pipeline Co.
4.20%, 04/15/43(b)	360	272,976
4.25%, 04/15/48(a)(b)	676	494,687
6.38%, 08/01/37(a)(b)	185	187,394
Columbia Pipeline Group Inc., 5.80%, 06/01/45	600	570,441
Columbia Pipelines Operating Co. LLC
5.70%, 10/01/54(b)	440	393,675
5.96%, 02/15/55(a)(b)	150	139,584
6.50%, 08/15/43(b)	571	573,682
6.54%, 11/15/53(b)	1,127	1,132,633
6.71%, 08/15/63(b)	531	538,974
DCP Midstream Operating LP
5.60%, 04/01/44	407	358,331
6.45%, 11/03/36(b)	140	141,486
6.75%, 09/15/37(b)	323	331,671
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54	820	755,895
6.20%, 01/15/55	160	159,899
Eastern Gas Transmission & Storage Inc.
3.90%, 11/15/49(a)	353	249,351
4.60%, 12/15/44	392	323,410
4.80%, 11/01/43	352	301,864
EIG Pearl Holdings SARL
3.55%, 08/31/36(b)	293	257,176
4.39%, 11/30/46(a)(b)	1,320	1,012,876
Enbridge Energy Partners LP
5.50%, 09/15/40	582	545,777
7.38%, 10/15/45	485	538,753
Series B, 7.50%, 04/15/38(a)	270	303,355
Enbridge Inc.
3.40%, 08/01/51	900	573,782
4.00%, 11/15/49	608	438,995
4.50%, 06/10/44	508	407,485
5.50%, 12/01/46	720	665,594
5.95%, 04/05/54(a)	804	770,563
6.70%, 11/15/53(a)	1,145	1,200,123
Energy Transfer LP
4.95%, 01/15/43	358	298,036
5.00%, 05/15/44	544	455,271

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.00%, 05/15/50	$2,042	$1,650,673
5.15%, 02/01/43	454	387,776
5.15%, 03/15/45	822	698,769
5.30%, 04/01/44	693	601,296
5.30%, 04/15/47	1,022	868,658
5.35%, 05/15/45	720	629,265
5.40%, 10/01/47	1,450	1,250,195
5.95%, 10/01/43	517	482,291
5.95%, 05/15/54	1,756	1,603,640
6.00%, 06/15/48	940	872,812
6.05%, 06/01/41	694	672,868
6.05%, 09/01/54	1,317	1,217,652
6.10%, 02/15/42(a)	325	313,309
6.13%, 12/15/45	1,126	1,072,619
6.20%, 04/01/55(a)	565	533,608
6.25%, 04/15/49	1,782	1,696,728
6.50%, 02/01/42	924	927,475
6.63%, 10/15/36	415	436,796
6.85%, 02/15/40(a)	190	196,818
7.50%, 07/01/38	339	379,212
Series 20Y, 5.80%, 06/15/38	485	474,872
Enterprise Products Operating LLC
3.20%, 02/15/52	888	560,652
3.30%, 02/15/53(a)	897	572,819
3.70%, 01/31/51(a)	967	676,516
3.95%, 01/31/60	1,018	711,266
4.20%, 01/31/50	1,183	905,592
4.25%, 02/15/48	1,251	981,748
4.45%, 02/15/43	1,023	860,570
4.80%, 02/01/49	1,136	959,063
4.85%, 08/15/42	720	638,298
4.85%, 03/15/44	1,296	1,136,510
4.90%, 05/15/46	948	828,162
4.95%, 10/15/54	390	328,376
5.10%, 02/15/45	969	875,358
5.55%, 02/16/55(a)	1,332	1,242,852
5.70%, 02/15/42	586	572,136
5.95%, 02/01/41	690	695,228
6.13%, 10/15/39	490	510,347
6.45%, 09/01/40	580	624,349
7.55%, 04/15/38	335	391,723
Flex Intermediate Holdco LLC, 4.32%, 12/30/39(b)	293	224,154
FLNG Liquefaction 2 LLC, 4.13%, 03/31/38(b)	414	375,252
Galaxy Pipeline Assets Bidco Ltd.
2.63%, 03/31/36(a)(b)	1,317	1,099,423
2.94%, 09/30/40(b)	1,141	917,192
3.25%, 09/30/40(a)(b)	1,100	840,108
Greensaif Pipelines Bidco SARL
6.13%, 02/23/38(b)	600	609,221
6.51%, 02/23/42(b)	1,145	1,167,844
Gulfstream Natural Gas System LLC, 5.95%, 10/15/45(a)(b)	232	201,639
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	468	391,133
5.00%, 08/15/42	510	442,214
5.00%, 03/01/43	527	455,438
5.40%, 09/01/44	555	498,834
5.50%, 03/01/44	729	667,054
5.63%, 09/01/41	372	346,444
6.38%, 03/01/41	569	573,464
Security	Par (000)	Value
Pipelines (continued)
6.50%, 02/01/37	$356	$371,378
6.50%, 09/01/39	516	533,912
6.55%, 09/15/40	372	385,334
6.95%, 01/15/38	995	1,075,462
7.50%, 11/15/40	365	407,564
Kinder Morgan Inc.
3.25%, 08/01/50	552	342,754
3.60%, 02/15/51(a)	949	629,889
5.05%, 02/15/46	748	638,816
5.20%, 03/01/48	803	697,570
5.45%, 08/01/52(a)	648	574,761
5.55%, 06/01/45	1,623	1,489,635
5.95%, 08/01/54	736	702,829
MPLX LP
4.50%, 04/15/38	1,485	1,280,509
4.70%, 04/15/48	1,359	1,068,705
4.90%, 04/15/58	380	296,900
4.95%, 03/14/52	1,428	1,152,635
5.20%, 03/01/47	980	835,483
5.20%, 12/01/47	486	411,941
5.50%, 02/15/49	1,446	1,270,296
5.65%, 03/01/53	492	435,662
5.95%, 04/01/55	930	858,914
NGPL PipeCo LLC, 7.77%, 12/15/37(a)(b)	346	381,602
Northern Natural Gas Co.
3.40%, 10/16/51(b)	564	361,491
4.10%, 09/15/42(b)	248	192,236
4.30%, 01/15/49(b)	677	523,691
5.63%, 02/01/54(b)	492	456,852
ONEOK Inc.
3.95%, 03/01/50	684	467,181
4.20%, 12/01/42(a)	256	192,470
4.20%, 03/15/45(a)	294	219,466
4.20%, 10/03/47	523	379,715
4.25%, 09/15/46	546	399,288
4.45%, 09/01/49	586	433,486
4.50%, 03/15/50	430	324,213
4.85%, 02/01/49	500	393,726
4.95%, 07/13/47	574	466,458
5.05%, 04/01/45(a)	400	330,767
5.15%, 10/15/43	419	360,562
5.20%, 07/15/48	868	730,349
5.45%, 06/01/47	492	422,142
5.60%, 04/01/44	325	289,992
5.70%, 11/01/54	1,410	1,260,181
5.85%, 11/01/64	795	711,711
6.00%, 06/15/35	349	357,825
6.40%, 05/01/37	190	195,498
6.63%, 09/01/53	1,618	1,631,939
7.15%, 01/15/51	312	328,497
ONEOK Partners LP
6.13%, 02/01/41	603	585,425
6.20%, 09/15/43	393	375,247
6.65%, 10/01/36	535	562,217
6.85%, 10/15/37	518	547,127
Plains All American Pipeline LP, 5.95%, 06/15/35	665	663,930
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/43	289	222,440
4.70%, 06/15/44	669	535,809
4.90%, 02/15/45	634	524,158

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.15%, 06/01/42	$494	$422,873
6.65%, 01/15/37	682	715,496
Sabal Trail Transmission LLC
4.68%, 05/01/38(b)	424	368,567
4.83%, 05/01/48(a)(b)	474	378,411
Sabine Pass Liquefaction LLC, 5.90%, 09/15/37	272	277,838
South Bow USA Infrastructure Holdings LLC, 6.18%, 10/01/54(b)	645	586,969
Southern Natural Gas Co. LLC, 4.80%, 03/15/47(b)	645	525,678
Spectra Energy Partners LP
4.50%, 03/15/45	656	524,475
5.95%, 09/25/43	420	399,378
Targa Resources Corp.
4.95%, 04/15/52	730	583,180
6.13%, 05/15/55	940	885,371
6.25%, 07/01/52	495	472,793
6.50%, 02/15/53	802	790,557
Tennessee Gas Pipeline Co. LLC, 7.63%, 04/01/37	620	703,222
Texas Eastern Transmission LP, 4.15%, 01/15/48(b)	563	427,409
TransCanada PipeLines Ltd.
4.88%, 05/15/48(a)	15	12,786
5.00%, 10/16/43(a)	385	344,383
5.10%, 03/15/49(a)	798	702,270
5.85%, 03/15/36	420	426,622
6.10%, 06/01/40	710	715,810
6.20%, 10/15/37	897	914,613
7.25%, 08/15/38	565	621,049
7.63%, 01/15/39	1,139	1,302,782
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50	424	312,238
4.45%, 08/01/42	325	269,464
4.60%, 03/15/48	582	475,098
5.40%, 08/15/41	354	329,990
Western Midstream Operating LP
5.25%, 02/01/50	1,043	846,515
5.30%, 03/01/48	585	472,393
5.45%, 04/01/44	566	478,744
5.50%, 08/15/48	399	332,432
Williams Companies Inc. (The)
3.50%, 10/15/51	476	315,727
4.85%, 03/01/48	826	693,316
4.90%, 01/15/45	484	413,554
5.10%, 09/15/45	971	849,857
5.30%, 08/15/52(a)	747	660,818
5.40%, 03/04/44	520	475,069
5.75%, 06/24/44	598	569,038
5.80%, 11/15/43	272	260,754
5.80%, 11/15/54	730	690,938
6.00%, 03/15/55	520	505,015
6.30%, 04/15/40(a)	1,054	1,091,423
		111,384,775
Private Equity — 0.2%
Apollo Management Holdings LP, 5.00%, 03/15/48(a)(b)	295	257,465
Brookfield Finance Inc., 5.81%, 03/03/55	395	374,396
Carlyle Finance LLC, 5.65%, 09/15/48(b)	329	305,562
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)(b)	804	750,791
Security	Par (000)	Value
Private Equity (continued)
KKR Group Finance Co. III LLC, 5.13%, 06/01/44(a)(b)	$898	$791,241
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50(b)	413	278,602
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50(b)	626	411,435
KKR Group Finance Co. X LLC, 3.25%, 12/15/51(a)(b)	726	447,952
		3,617,444
Real Estate — 0.0%
Sinochem Overseas Capital Co. Ltd., 6.30%, 11/12/40(a)(b)	485	528,468
Real Estate Investment Trusts — 1.2%
Alexandria Real Estate Equities Inc.
3.00%, 05/18/51(a)	859	502,441
3.55%, 03/15/52	965	628,178
4.00%, 02/01/50	672	478,526
4.85%, 04/15/49	307	248,121
5.15%, 04/15/53	493	415,401
5.25%, 05/15/36	316	300,025
5.50%, 10/01/35	400	393,045
5.63%, 05/15/54(a)	570	512,642
American Homes 4 Rent LP
3.38%, 07/15/51(a)	350	223,736
4.30%, 04/15/52	325	246,067
American Tower Corp.
2.95%, 01/15/51(a)	748	457,966
3.10%, 06/15/50	677	428,164
3.70%, 10/15/49	459	323,704
AvalonBay Communities Inc.
3.90%, 10/15/46	326	249,724
4.15%, 07/01/47	295	230,911
4.35%, 04/15/48	183	147,963
Camden Property Trust, 3.35%, 11/01/49	344	237,392
Crown Castle Inc.
2.90%, 04/01/41(a)	868	604,962
3.25%, 01/15/51	797	502,420
4.00%, 11/15/49	272	195,106
4.15%, 07/01/50	430	317,375
4.75%, 05/15/47	267	221,584
5.20%, 02/15/49	281	243,537
Equinix Inc.
2.95%, 09/15/51	468	280,092
3.00%, 07/15/50	283	173,434
3.40%, 02/15/52	438	286,246
ERP Operating LP
4.00%, 08/01/47	300	226,994
4.50%, 07/01/44	497	421,722
4.50%, 06/01/45	312	259,487
Essex Portfolio LP
2.65%, 09/01/50	384	220,264
4.50%, 03/15/48(a)	292	241,205
Federal Realty OP LP
3.63%, 08/01/46(a)	294	200,885
4.50%, 12/01/44	538	442,022
GLP Capital LP/GLP Financing II Inc., 6.25%, 09/15/54(a)	480	454,546
Goodman U.S. Finance Four LLC, 4.50%, 10/15/37(b)	228	204,697
Healthpeak OP LLC, 6.75%, 02/01/41	304	326,421

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Kilroy Realty LP, 6.25%, 01/15/36	$315	$307,526
Kimco Realty OP LLC
3.70%, 10/01/49	337	236,816
4.13%, 12/01/46	361	276,621
4.25%, 04/01/45	380	302,359
4.45%, 09/01/47	333	268,263
Mid-America Apartments LP, 2.88%, 09/15/51(a)	415	250,806
NNN REIT Inc.
3.00%, 04/15/52(a)	465	278,551
3.10%, 04/15/50	300	185,679
3.50%, 04/15/51	459	307,213
4.80%, 10/15/48	316	262,985
Prologis LP
2.13%, 10/15/50(a)	528	273,565
3.00%, 04/15/50	692	437,312
3.05%, 03/01/50	303	191,159
4.38%, 09/15/48	121	97,896
5.25%, 06/15/53(a)	883	807,662
5.25%, 03/15/54	820	752,021
Public Storage Operating Co., 5.35%, 08/01/53	917	856,992
Realty Income Corp.
4.65%, 03/15/47	562	470,868
5.38%, 09/01/54	515	482,322
Regency Centers LP
4.40%, 02/01/47(a)	429	348,536
4.65%, 03/15/49	288	242,376
Simon Property Group LP
3.25%, 09/13/49(a)	1,029	673,730
3.80%, 07/15/50	799	574,130
4.25%, 10/01/44(a)	417	334,903
4.25%, 11/30/46	520	411,251
4.75%, 03/15/42	493	433,082
5.85%, 03/08/53	700	682,709
6.65%, 01/15/54	360	388,437
6.75%, 02/01/40	450	501,649
Trust Fibra Uno
6.39%, 01/15/50(b)	645	501,573
6.95%, 01/30/44(a)(b)	665	562,844
8.25%, 01/23/37(b)	85	85,799
Ventas Realty LP
4.38%, 02/01/45	282	224,473
4.88%, 04/15/49	322	269,444
5.70%, 09/30/43	288	272,926
VICI Properties LP
5.63%, 05/15/52	612	547,009
6.13%, 04/01/54	602	573,496
WEA Finance LLC, 4.63%, 09/20/48(b)	513	389,700
WEA Finance LLC/Westfield U.K. & Europe Finance PLC, 4.75%, 09/17/44(a)(b)	437	347,829
Welltower OP LLC
4.95%, 09/01/48	502	447,448
5.13%, 03/15/43	305	275,367
6.50%, 03/15/41	370	396,315
Weyerhaeuser Co., 4.00%, 03/09/52(a)	476	346,878
		28,725,525
Retail — 2.6%
7-Eleven Inc.
2.50%, 02/10/41(a)(b)	646	416,096
2.80%, 02/10/51(a)(b)	1,135	647,506
Alimentation Couche-Tard Inc.
3.44%, 05/13/41(a)(b)	546	396,661
Security	Par (000)	Value
Retail (continued)
3.63%, 05/13/51(b)	$750	$494,811
3.80%, 01/25/50(a)(b)	738	514,800
4.50%, 07/26/47(a)(b)	539	427,010
5.62%, 02/12/54(a)(b)	645	587,376
CK Hutchison International 20 Ltd., 3.38%, 05/08/50(a)(b)	735	495,476
CK Hutchison International 21 Ltd., 3.13%, 04/15/41(a)(b)	545	391,663
Darden Restaurants Inc., 4.55%, 02/15/48	319	250,029
Dick's Sporting Goods Inc., 4.10%, 01/15/52(a)	818	560,775
Dollar General Corp.
4.13%, 04/03/50	456	329,402
5.50%, 11/01/52	255	225,917
Dollar Tree Inc., 3.38%, 12/01/51	522	315,062
El Puerto de Liverpool SAB de CV, 6.66%, 01/22/37(b)	135	135,762
Home Depot Inc. (The)
2.38%, 03/15/51	1,249	683,281
2.75%, 09/15/51	1,036	616,452
3.13%, 12/15/49	1,213	793,765
3.30%, 04/15/40	1,176	918,071
3.35%, 04/15/50	1,396	955,280
3.50%, 09/15/56	805	542,858
3.63%, 04/15/52	1,475	1,045,034
3.90%, 06/15/47	1,147	879,717
4.20%, 04/01/43	1,013	844,157
4.25%, 04/01/46	1,521	1,243,267
4.40%, 03/15/45	892	749,590
4.50%, 12/06/48	1,321	1,106,038
4.88%, 02/15/44	845	760,754
4.95%, 09/15/52	977	865,677
5.30%, 06/25/54	1,410	1,318,831
5.40%, 09/15/40	354	349,247
5.40%, 06/25/64	480	449,072
5.88%, 12/16/36	2,498	2,638,053
5.95%, 04/01/41	977	1,011,897
Lowe's Companies Inc.
2.80%, 09/15/41	872	591,007
3.00%, 10/15/50(a)	1,687	1,024,220
3.50%, 04/01/51	504	334,634
3.70%, 04/15/46	1,144	830,034
4.05%, 05/03/47	1,445	1,094,008
4.25%, 04/01/52	1,364	1,034,930
4.38%, 09/15/45	463	371,316
4.45%, 04/01/62	1,045	787,098
4.55%, 04/05/49	622	498,528
4.65%, 04/15/42	479	411,325
5.00%, 04/15/40	510	470,197
5.00%, 09/15/43	205	179,141
5.13%, 04/15/50(a)	454	395,476
5.50%, 10/15/35(a)	191	195,713
5.63%, 04/15/53	1,435	1,345,641
5.75%, 07/01/53	519	493,335
5.80%, 10/15/36	115	118,677
5.80%, 09/15/62	814	762,914
5.85%, 04/01/63	479	453,437
Marks & Spencer PLC, 7.13%, 12/01/37(b)	5	5,231
McDonald's Corp.
3.63%, 05/01/43	476	357,127
3.63%, 09/01/49	1,553	1,107,667
3.70%, 02/15/42	423	328,536

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
4.20%, 04/01/50	$752	$586,945
4.45%, 03/01/47	1,010	835,085
4.45%, 09/01/48	701	576,494
4.60%, 05/26/45	561	478,142
4.70%, 12/09/35	636	611,737
4.88%, 07/15/40	269	247,840
4.88%, 12/09/45	1,646	1,457,448
5.15%, 09/09/52	746	671,371
5.45%, 08/14/53	703	664,156
5.70%, 02/01/39	290	295,205
6.30%, 10/15/37	612	657,747
6.30%, 03/01/38	632	679,558
Starbucks Corp.
3.35%, 03/12/50	510	333,104
3.50%, 11/15/50(a)	1,229	826,607
3.75%, 12/01/47	519	371,479
4.30%, 06/15/45	331	260,947
4.45%, 08/15/49	873	696,199
4.50%, 11/15/48	984	790,757
Target Corp.
2.95%, 01/15/52(a)	1,035	638,006
3.63%, 04/15/46	642	470,482
3.90%, 11/15/47	550	415,107
4.00%, 07/01/42	909	747,606
4.80%, 01/15/53(a)	1,025	890,935
6.50%, 10/15/37	169	183,829
7.00%, 01/15/38	195	223,123
Tiffany & Co., 4.90%, 10/01/44	266	243,804
TJX Companies Inc. (The), 4.50%, 04/15/50(a)	450	384,827
Walmart Inc.
2.50%, 09/22/41	695	479,947
2.65%, 09/22/51	1,454	893,203
2.95%, 09/24/49	431	282,429
3.63%, 12/15/47	547	414,440
3.95%, 06/28/38	519	464,550
4.00%, 04/11/43	422	351,826
4.05%, 06/29/48	1,645	1,336,604
4.30%, 04/22/44	265	229,328
4.50%, 09/09/52	974	837,177
4.50%, 04/15/53(a)	1,366	1,174,431
4.88%, 07/08/40(a)	90	86,132
5.00%, 10/25/40(a)	410	407,070
5.25%, 09/01/35	1,016	1,056,854
5.63%, 04/01/40	467	491,627
5.63%, 04/15/41	610	633,427
6.20%, 04/15/38	725	802,681
6.50%, 08/15/37	940	1,068,343
		63,398,188
Semiconductors — 2.2%
Advanced Micro Devices Inc., 4.39%, 06/01/52(a)	381	312,505
Analog Devices Inc.
2.80%, 10/01/41	638	454,334
2.95%, 10/01/51(a)	815	513,363
5.30%, 12/15/45	285	269,367
5.30%, 04/01/54	510	477,596
Applied Materials Inc.
2.75%, 06/01/50(a)	619	376,741
4.35%, 04/01/47	760	631,165
5.10%, 10/01/35(a)	271	275,374
5.85%, 06/15/41(a)	515	534,265
Security	Par (000)	Value
Semiconductors (continued)
Broadcom Inc.
3.14%, 11/15/35(b)	$2,949	$2,442,406
3.19%, 11/15/36(b)	2,564	2,085,469
3.50%, 02/15/41(b)	2,675	2,073,461
3.75%, 02/15/51(b)	1,506	1,089,305
4.93%, 05/15/37(b)	2,297	2,188,586
Foundry JV Holdco LLC
6.10%, 01/25/36(b)	1,285	1,305,032
6.20%, 01/25/37(b)	1,355	1,384,806
6.30%, 01/25/39(b)	900	924,030
6.40%, 01/25/38(b)	746	772,346
Intel Corp.
2.80%, 08/12/41	670	436,827
3.05%, 08/12/51	1,146	658,909
3.10%, 02/15/60	928	501,001
3.20%, 08/12/61	715	391,780
3.25%, 11/15/49	1,817	1,107,863
3.73%, 12/08/47	1,831	1,244,349
4.10%, 05/19/46	1,259	912,824
4.10%, 05/11/47	981	707,711
4.25%, 12/15/42(a)	555	429,187
4.60%, 03/25/40(a)	589	500,445
4.75%, 03/25/50(a)	2,073	1,635,541
4.80%, 10/01/41	721	602,877
4.90%, 07/29/45(a)	746	615,224
4.90%, 08/05/52(a)	1,638	1,307,992
4.95%, 03/25/60	823	640,816
5.05%, 08/05/62	824	644,397
5.60%, 02/21/54(a)	1,027	912,052
5.63%, 02/10/43	850	781,399
5.70%, 02/10/53	1,861	1,670,019
5.90%, 02/10/63(a)	1,131	1,023,750
KLA Corp.
3.30%, 03/01/50	489	330,312
4.95%, 07/15/52	1,162	1,031,113
5.00%, 03/15/49	565	506,710
5.25%, 07/15/62(a)	663	599,802
Lam Research Corp.
2.88%, 06/15/50(a)	628	395,070
3.13%, 06/15/60	350	209,353
4.88%, 03/15/49	668	592,749
Micron Technology Inc.
3.37%, 11/01/41	456	324,330
3.48%, 11/01/51	366	240,041
NVIDIA Corp.
3.50%, 04/01/40	834	687,289
3.50%, 04/01/50	1,726	1,266,666
3.70%, 04/01/60	363	260,472
NXP BV/NXP Funding LLC/NXP USA Inc.
3.13%, 02/15/42(a)	455	313,043
3.25%, 05/11/41	881	626,173
3.25%, 11/30/51(a)	331	204,724
Qualcomm Inc.
3.25%, 05/20/50(a)	714	479,333
4.30%, 05/20/47	1,338	1,095,818
4.50%, 05/20/52	940	773,396
4.80%, 05/20/45	1,203	1,071,630
6.00%, 05/20/53	1,013	1,042,379
Texas Instruments Inc.
2.70%, 09/15/51	431	254,779
3.88%, 03/15/39	589	509,826

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
4.10%, 08/16/52	$286	$219,961
4.15%, 05/15/48	1,267	1,013,108
5.00%, 03/14/53	603	539,194
5.05%, 05/18/63	1,322	1,167,272
5.15%, 02/08/54	685	627,957
TSMC Arizona Corp.
3.13%, 10/25/41	750	571,433
3.25%, 10/25/51(a)	979	694,715
4.50%, 04/22/52(a)	765	678,985
		53,162,747
Software — 2.8%
AppLovin Corp., 5.95%, 12/01/54	220	210,267
Electronic Arts Inc., 2.95%, 02/15/51	279	169,725
Fidelity National Information Services Inc.
3.10%, 03/01/41	583	415,646
4.50%, 08/15/46	272	216,651
5.63%, 07/15/52(a)	285	265,018
Series 30Y, 4.75%, 05/15/48	205	169,024
Fiserv Inc., 4.40%, 07/01/49	1,793	1,407,422
Intuit Inc., 5.50%, 09/15/53	998	965,879
Microsoft Corp.
2.50%, 09/15/50	1,621	974,843
2.53%, 06/01/50	6,041	3,665,955
2.68%, 06/01/60	3,436	1,985,327
2.92%, 03/17/52	5,964	3,877,020
3.04%, 03/17/62	1,714	1,082,139
3.45%, 08/08/36	1,530	1,354,199
3.50%, 11/15/42	406	325,807
3.70%, 08/08/46	1,699	1,348,191
3.75%, 02/12/45(a)	467	385,985
3.95%, 08/08/56	416	325,262
4.00%, 02/12/55	571	452,535
4.10%, 02/06/37	651	612,994
4.20%, 11/03/35(a)	723	704,016
4.25%, 02/06/47(a)	1,369	1,209,829
4.45%, 11/03/45	990	892,905
4.50%, 10/01/40	303	288,706
4.50%, 06/15/47(a)	225	200,682
4.50%, 02/06/57(a)	705	623,020
4.75%, 11/03/55(a)	301	269,309
5.20%, 06/01/39(a)	516	532,977
5.30%, 02/08/41	661	687,771
Oracle Corp.
3.60%, 04/01/40	2,848	2,224,669
3.60%, 04/01/50	4,317	2,933,277
3.65%, 03/25/41	2,087	1,602,006
3.80%, 11/15/37	1,576	1,314,483
3.85%, 07/15/36	977	842,787
3.85%, 04/01/60	3,438	2,287,506
3.95%, 03/25/51	3,685	2,635,214
4.00%, 07/15/46	2,814	2,106,866
4.00%, 11/15/47	1,962	1,456,459
4.10%, 03/25/61	1,315	918,683
4.13%, 05/15/45	1,802	1,389,208
4.38%, 05/15/55	1,540	1,167,918
4.50%, 07/08/44	832	685,516
5.38%, 07/15/40	2,090	1,979,999
5.38%, 09/27/54	2,141	1,898,875
5.50%, 08/03/35	1,695	1,702,837
5.50%, 09/27/64	959	844,713
5.55%, 02/06/53	2,587	2,372,315
Security	Par (000)	Value
Software (continued)
6.00%, 08/03/55	$1,765	$1,711,219
6.13%, 07/08/39	1,206	1,237,782
6.13%, 08/03/65	990	961,219
6.50%, 04/15/38	1,096	1,166,881
6.90%, 11/09/52	2,662	2,875,504
Salesforce Inc.
2.70%, 07/15/41	1,032	721,636
2.90%, 07/15/51	1,745	1,084,100
3.05%, 07/15/61(a)	908	535,904
Synopsys Inc., 5.70%, 04/01/55	1,165	1,112,193
		67,388,873
Telecommunications — 5.5%
America Movil SAB de CV
4.38%, 07/16/42	937	771,942
4.38%, 04/22/49(a)	918	733,665
6.13%, 11/15/37	219	226,736
6.13%, 03/30/40	1,739	1,765,921
AT&T Inc.
3.10%, 02/01/43(a)	716	501,407
3.30%, 02/01/52	1,189	763,833
3.50%, 06/01/41	2,448	1,873,023
3.50%, 09/15/53(a)	7,158	4,756,379
3.50%, 02/01/61	924	579,075
3.55%, 09/15/55	7,411	4,899,279
3.65%, 06/01/51	3,118	2,167,910
3.65%, 09/15/59(a)	6,615	4,346,587
3.80%, 12/01/57	6,123	4,192,036
3.85%, 06/01/60	1,267	860,393
4.30%, 12/15/42	1,296	1,071,905
4.35%, 06/15/45	1,119	904,902
4.50%, 03/09/48	1,696	1,373,949
4.55%, 03/09/49(a)	943	766,599
4.65%, 06/01/44	527	444,776
4.75%, 05/15/46	1,530	1,304,884
4.80%, 06/15/44	528	451,163
4.85%, 03/01/39(a)	865	800,688
4.85%, 07/15/45	362	311,916
4.90%, 08/15/37	651	614,066
5.15%, 03/15/42	376	341,337
5.15%, 11/15/46	729	660,536
5.15%, 02/15/50	622	547,405
5.25%, 03/01/37	929	910,815
5.35%, 09/01/40	553	524,894
5.45%, 03/01/47(a)	559	517,700
5.55%, 08/15/41	617	595,053
5.65%, 02/15/47(a)	635	608,481
5.70%, 03/01/57(a)	510	477,062
6.00%, 08/15/40	190	191,643
6.05%, 08/15/56	1,705	1,708,478
6.25%, 03/29/41	480	486,544
6.30%, 01/15/38	451	478,713
6.38%, 03/01/41(a)	331	343,173
6.55%, 02/15/39	303	325,760
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52	439	296,539
4.30%, 07/29/49	304	229,902
4.46%, 04/01/48	996	784,107
5.55%, 02/15/54(a)	357	328,107
Series US-4, 3.65%, 03/17/51	446	305,366
British Telecommunications PLC, 4.25%, 11/08/49(b)	335	248,921

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Cisco Systems Inc.
5.30%, 02/26/54	$1,804	$1,707,385
5.35%, 02/26/64	764	715,619
5.50%, 01/15/40	1,810	1,831,137
5.50%, 02/24/55	675	655,799
5.90%, 02/15/39	1,792	1,885,919
Corning Inc.
3.90%, 11/15/49	360	263,529
4.38%, 11/15/57(a)	663	506,013
4.70%, 03/15/37(a)	195	183,818
4.75%, 03/15/42	371	322,784
5.35%, 11/15/48	474	430,541
5.45%, 11/15/79	984	857,522
5.75%, 08/15/40	346	342,435
5.85%, 11/15/68	231	214,875
7.25%, 08/15/36	195	200,413
Deutsche Telekom AG, 3.63%, 01/21/50(b)	950	668,501
Deutsche Telekom International Finance BV
4.75%, 06/21/38(b)	341	316,408
4.88%, 03/06/42(b)	702	630,363
Juniper Networks Inc., 5.95%, 03/15/41	329	317,885
Motorola Solutions Inc., 5.50%, 09/01/44(a)	294	279,018
Nokia OYJ, 6.63%, 05/15/39	355	361,063
Ooredoo International Finance Ltd., 4.50%, 01/31/43(b)	558	486,259
Orange SA
5.38%, 01/13/42(a)	643	609,053
5.50%, 02/06/44	709	680,515
Rogers Communications Inc.
3.70%, 11/15/49(a)	976	685,637
4.30%, 02/15/48	758	593,654
4.35%, 05/01/49	1,255	980,869
4.50%, 03/15/42	795	662,624
4.50%, 03/15/43	461	379,559
4.55%, 03/15/52	1,911	1,498,970
5.00%, 03/15/44	1,053	916,493
5.45%, 10/01/43(a)	636	584,852
7.50%, 08/15/38	268	303,767
SES Global Americas Holdings Inc., 5.30%, 03/25/44(a)(b)	264	188,441
SES SA, 5.30%, 04/04/43(b)	190	132,499
Telefonica Emisiones SA
4.67%, 03/06/38	519	458,492
4.90%, 03/06/48	1,282	1,052,048
5.21%, 03/08/47	2,412	2,082,277
5.52%, 03/01/49	1,165	1,043,122
7.05%, 06/20/36	1,693	1,853,178
TELUS Corp.
4.30%, 06/15/49	430	323,150
4.60%, 11/16/48	538	429,092
T-Mobile USA Inc.
3.00%, 02/15/41	2,014	1,440,669
3.30%, 02/15/51	3,382	2,199,091
3.40%, 10/15/52	3,154	2,059,676
3.60%, 11/15/60	1,392	904,515
4.38%, 04/15/40	1,675	1,452,450
4.50%, 04/15/50	2,606	2,102,511
5.25%, 06/15/55	635	565,302
5.50%, 01/15/55	887	819,936
5.65%, 01/15/53(a)	2,035	1,925,187
5.75%, 01/15/54	1,540	1,476,597
Security	Par (000)	Value
Telecommunications (continued)
5.80%, 09/15/62	$511	$489,593
5.88%, 11/15/55(a)	1,245	1,212,505
6.00%, 06/15/54	940	934,911
Verizon Communications Inc.
2.65%, 11/20/40	2,580	1,778,252
2.85%, 09/03/41	1,448	1,005,060
2.88%, 11/20/50	2,209	1,341,191
2.99%, 10/30/56	3,612	2,115,039
3.00%, 11/20/60(a)	1,809	1,035,077
3.40%, 03/22/41	2,752	2,080,295
3.55%, 03/22/51	3,368	2,354,246
3.70%, 03/22/61	3,020	2,034,631
3.85%, 11/01/42	632	495,663
3.88%, 03/01/52(a)	1,810	1,313,609
4.00%, 03/22/50	1,254	934,322
4.13%, 08/15/46	967	758,451
4.27%, 01/15/36	1,190	1,083,485
4.52%, 09/15/48	1,222	1,007,312
4.67%, 03/15/55	644	530,199
4.75%, 11/01/41	391	347,332
4.81%, 03/15/39	1,081	996,553
4.86%, 08/21/46	2,332	2,034,739
5.01%, 04/15/49	832	748,660
5.01%, 08/21/54	715	625,144
5.25%, 03/16/37	908	890,626
5.50%, 03/16/47	593	561,752
5.50%, 02/23/54(a)	1,738	1,650,959
5.85%, 09/15/35	400	414,974
6.55%, 09/15/43	761	821,719
Vodafone Group PLC
4.25%, 09/17/50	1,374	1,039,463
4.38%, 02/19/43	460	385,111
4.88%, 06/19/49	1,591	1,331,848
5.00%, 05/30/38	673	636,446
5.13%, 06/19/59(a)	181	152,603
5.25%, 05/30/48	1,301	1,170,424
5.63%, 02/10/53(a)	653	599,227
5.75%, 06/28/54	1,849	1,730,771
5.75%, 02/10/63	191	173,834
5.88%, 06/28/64	490	458,054
6.15%, 02/27/37	1,229	1,296,609
Xiaomi Best Time International Ltd., 4.10%, 07/14/51(b)	400	304,160
		131,849,931
Toys, Games & Hobbies — 0.1%
Hasbro Inc.
5.10%, 05/15/44	311	266,059
6.35%, 03/15/40	477	478,139
Mattel Inc.
5.45%, 11/01/41(a)	320	277,602
6.20%, 10/01/40	255	241,464
		1,263,264
Transportation — 3.2%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	601	368,928
3.05%, 02/15/51	562	362,441
3.30%, 09/15/51	757	508,337
3.55%, 02/15/50	900	644,703
3.90%, 08/01/46	676	526,038
4.05%, 06/15/48(a)	834	656,636

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
4.13%, 06/15/47	$810	$651,142
4.15%, 04/01/45	955	781,271
4.15%, 12/15/48	809	647,314
4.38%, 09/01/42	590	503,546
4.40%, 03/15/42	463	399,507
4.45%, 03/15/43	743	640,020
4.45%, 01/15/53	958	791,281
4.55%, 09/01/44	660	571,710
4.70%, 09/01/45	521	457,362
4.90%, 04/01/44	957	874,484
4.95%, 09/15/41	148	136,421
5.05%, 03/01/41	493	463,891
5.15%, 09/01/43	666	628,195
5.20%, 04/15/54	1,486	1,379,638
5.40%, 06/01/41	440	426,225
5.50%, 03/15/55	1,165	1,127,385
5.75%, 05/01/40	727	743,062
6.15%, 05/01/37	518	554,458
6.20%, 08/15/36	290	315,340
Canadian National Railway Co.
2.45%, 05/01/50	748	426,722
3.20%, 08/02/46	757	525,101
3.50%, 11/15/42	138	102,252
3.65%, 02/03/48	704	524,316
4.40%, 08/05/52(a)	589	483,611
4.45%, 01/20/49	586	492,974
4.50%, 11/07/43(a)	183	154,280
6.13%, 11/01/53	255	270,302
6.20%, 06/01/36	470	503,442
6.38%, 11/15/37	309	336,089
6.71%, 07/15/36	255	281,572
Canadian Pacific Railway Co.
3.00%, 12/02/41	888	629,870
3.10%, 12/02/51(a)	1,560	999,534
3.50%, 05/01/50	500	345,001
4.20%, 11/15/69	301	218,504
4.30%, 05/15/43(a)	401	336,584
4.70%, 05/01/48	568	483,051
4.80%, 09/15/35	315	302,429
4.80%, 08/01/45	671	586,601
4.95%, 08/15/45	492	438,576
5.75%, 01/15/42	193	187,664
5.95%, 05/15/37	448	463,540
6.13%, 09/15/2115	769	753,050
Central Japan Railway Co., 4.25%, 11/24/45(b)	206	167,027
CSX Corp.
2.50%, 05/15/51(a)	530	298,033
3.35%, 09/15/49	700	475,244
3.80%, 11/01/46	877	661,441
3.80%, 04/15/50	394	291,210
3.95%, 05/01/50	642	487,412
4.10%, 03/15/44	756	611,879
4.25%, 11/01/66	457	340,564
4.30%, 03/01/48	680	549,588
4.40%, 03/01/43	282	239,403
4.50%, 03/15/49	464	384,830
4.50%, 11/15/52	832	684,785
4.50%, 08/01/54	376	306,909
4.65%, 03/01/68	465	370,693
4.75%, 05/30/42	476	424,175
4.75%, 11/15/48	687	593,614
Security	Par (000)	Value
Transportation (continued)
4.90%, 03/15/55(a)	$535	$466,261
5.50%, 04/15/41	402	392,640
6.00%, 10/01/36	383	402,323
6.15%, 05/01/37	701	742,651
6.22%, 04/30/40	609	643,067
Empresa de los Ferrocarriles del Estado
3.07%, 08/18/50(b)	385	221,586
3.83%, 09/14/61(a)(b)	716	445,630
Empresa de Transporte de Pasajeros Metro SA
3.69%, 09/13/61(a)(b)	770	486,330
4.70%, 05/07/50(b)	1,158	916,628
5.00%, 01/25/47(b)	340	288,029
ENA Master Trust, 4.00%, 05/19/48(b)	400	292,180
FedEx Corp.
3.25%, 05/15/41	331	228,437
3.88%, 08/01/42	460	338,252
4.05%, 02/15/48(a)	917	655,724
4.10%, 04/15/43	462	346,470
4.10%, 02/01/45	413	305,107
4.10%, 02/01/45(b)	5	3,694
4.40%, 01/15/47	780	596,415
4.50%, 02/01/65	194	125,563
4.55%, 04/01/46	759	601,811
4.75%, 11/15/45(a)	1,009	822,253
4.95%, 10/17/48(a)	687	561,569
5.10%, 01/15/44	397	339,183
5.25%, 05/15/50(a)	573	493,892
5.25%, 05/15/50(a)(b)	100	86,194
Norfolk Southern Corp.
2.90%, 08/25/51	520	317,224
3.05%, 05/15/50(a)	838	532,346
3.16%, 05/15/55	597	369,585
3.40%, 11/01/49	567	385,478
3.70%, 03/15/53	423	297,799
3.94%, 11/01/47	786	595,401
3.95%, 10/01/42	601	477,661
4.05%, 08/15/52	668	502,541
4.10%, 05/15/49	524	401,717
4.10%, 05/15/2121(a)	475	319,559
4.15%, 02/28/48	820	642,446
4.45%, 06/15/45	624	519,379
4.55%, 06/01/53	720	589,846
4.65%, 01/15/46	741	632,521
4.80%, 08/15/43	275	231,910
4.84%, 10/01/41	282	252,262
5.10%, 08/01/2118	310	255,175
5.35%, 08/01/54(a)	935	873,327
5.95%, 03/15/64	465	461,871
Polar Tankers Inc., 5.95%, 05/10/37(a)(b)	174	179,712
TTX Co.
3.90%, 02/01/45(b)	245	191,569
4.20%, 07/01/46(b)	450	369,033
4.60%, 02/01/49(b)	576	482,450
5.65%, 12/01/52(b)	250	243,733
Union Pacific Corp.
2.89%, 04/06/36	635	516,441
2.95%, 03/10/52	927	573,536
2.97%, 09/16/62	1,003	566,545
3.20%, 05/20/41	888	661,906
3.25%, 02/05/50	1,580	1,062,651
3.35%, 08/15/46	379	267,564

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
3.38%, 02/14/42	$410	$309,149
3.50%, 02/14/53	1,185	815,455
3.55%, 08/15/39	717	586,663
3.55%, 05/20/61	633	411,373
3.60%, 09/15/37	288	245,302
3.75%, 02/05/70	685	451,537
3.80%, 10/01/51	950	694,644
3.80%, 04/06/71	961	636,209
3.84%, 03/20/60	1,680	1,173,773
3.85%, 02/14/72	475	319,539
3.88%, 02/01/55	456	331,160
3.95%, 08/15/59	487	348,930
4.00%, 04/15/47	445	347,712
4.05%, 11/15/45	467	371,734
4.05%, 03/01/46	568	451,304
4.10%, 09/15/67	343	246,598
4.30%, 03/01/49	683	551,486
4.50%, 09/10/48	477	395,671
4.95%, 09/09/52(a)	748	667,240
4.95%, 05/15/53	462	410,525
5.15%, 01/20/63	393	348,572
5.60%, 12/01/54	985	954,081
United Parcel Service Inc.
3.40%, 11/15/46	525	367,039
3.40%, 09/01/49(a)	769	522,037
3.63%, 10/01/42	293	221,770
3.75%, 11/15/47	1,119	823,573
4.25%, 03/15/49	778	613,351
4.88%, 11/15/40	437	401,636
5.05%, 03/03/53	879	775,761
5.20%, 04/01/40	608	579,662
5.30%, 04/01/50(a)	1,232	1,132,141
5.50%, 05/22/54	830	782,675
5.60%, 05/22/64	370	344,136
5.95%, 05/14/55	1,270	1,263,893
6.05%, 05/14/65	670	665,827
6.20%, 01/15/38	1,324	1,411,594
		77,440,036
Trucking & Leasing — 0.1%
GATX Corp.
3.10%, 06/01/51	484	291,014
4.50%, 03/30/45	230	181,613
5.20%, 03/15/44	359	319,163
5.50%, 06/15/35(a)	600	595,216
6.05%, 06/05/54(a)	620	603,508
		1,990,514
Water — 0.2%
American Water Capital Corp.
3.25%, 06/01/51	520	342,207
3.45%, 05/01/50(a)	430	294,469
Security	Par (000)	Value
Water (continued)
3.75%, 09/01/47	$775	$572,855
4.00%, 12/01/46	340	261,854
4.15%, 06/01/49	575	444,413
4.20%, 09/01/48(a)	745	587,506
4.30%, 12/01/42	431	358,367
4.30%, 09/01/45(a)	321	263,993
5.45%, 03/01/54	630	591,076
6.59%, 10/15/37	552	604,935
Essential Utilities Inc.
3.35%, 04/15/50	541	343,972
4.28%, 05/01/49	785	591,009
5.30%, 05/01/52	405	356,210
		5,612,866
Total Long-Term Investments — 97.3% (Cost: $2,799,995,943)		2,331,857,499
	Shares
Short-Term Securities
Money Market Funds — 11.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(h)(i)(j)	235,015,515	235,109,521
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(h)(i)	28,130,000	28,130,000
Total Short-Term Securities — 11.0% (Cost: $263,156,898)		263,239,521
Total Investments — 108.3% (Cost: $3,063,152,841)		2,595,097,020
Liabilities in Excess of Other Assets — (8.3)%		(197,998,217)
Net Assets — 100.0%		$2,397,098,803

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Rounds to less than 1,000.
(f)	Perpetual security with no stated maturity date.
(g)	Zero-coupon bond.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 10+ Year Investment Grade Corporate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$312,794,443	$—	$(77,661,451)(a)	$(4,100)	$(19,371)	$235,109,521	235,015,515	$189,408 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	25,420,000	2,710,000 (a)	—	—	—	28,130,000	28,130,000	313,510	—
				$(4,100)	$(19,371)	$263,239,521		$502,918	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,331,857,499	$—	$2,331,857,499
Short-Term Securities
Money Market Funds	263,239,521	—	—	263,239,521
	$263,239,521	$2,331,857,499	$—	$2,595,097,020

Portfolio Abbreviation
CMT	Constant Maturity Treasury
JSC	Joint Stock Company
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate